UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-22110

AdvisorShares Trust
(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150
Bethesda, Maryland 20814
(Address of principal executive offices) (Zip code)

Dan Ahrens
4800 Montgomery Lane, Suite 150
Bethesda, Maryland 20814
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ADVISORSHARES TRUST

4800 Montgomery Lane
Suite 150
Bethesda, Maryland 20814
www.advisorshares.com
1.877.843.3831

Semi-Annual Report

December 31, 2016

ADVISORSHARES TRUST
Letter from the CEO of AdvisorShares Investments, LLC

December 31, 2016

While pundits among the financial news media sometimes cite the outflows witnessed by actively managed funds, namely among mutual funds and hedge funds, they neglectfully illustrate an incomplete picture. As with every year-end since their inception, total net assets in the actively managed ETF space have witnessed a clear and steady incline. Through December 31, 2016, 160 actively managed ETFs were listed on U.S. exchanges with total net assets just shy of $30 billion. Twenty-three more actively managed ETFs traded at the end of 2016 than the previous year’s end, along with an approximately $7 billion increase in total net assets. Additionally, as more firms enter the actively managed ETF space, the trend slowly progresses towards a more proportional overall market share by fund sponsor. 2016 realized a net gain of eight new fund sponsors, which included Janus and J.P. Morgan.

Exhibit 1
As of December 31, 2016 | Source: NYSE Euronext & AdvisorShares

Exhibit one displays the aforementioned year-over-year growth of the actively managed ETF space. Taking a closer examination at the breakdown of the space’s constituents, the average fund age is 2.81 years, the median fund age is 2.35 years, average assets per fund are $186.587 million and the median assets per fund are $25.929 million. As one of the first entrants in the actively managed ETF space, AdvisorShares through the years has been a key participant among this established growth and has consistently delivered innovative new strategies, which are often industry-firsts for the actively managed ETF space. In July 2016, we launched the AdvisorShares Cornerstone Small Cap ETF (NYSE Arca: SCAP), which became the first actively managed ETF to successfully convert the track record from an already existing fund. In September 2016, we launched two more funds that became industry-firsts in their own rights. The AdvisorShares Focused Equity ETF (NYSE Arca: CWS) became the first ETF — passively managed or actively managed — to offer a variable compensation structure. CWS’ innovative fulcrum fee adjusts according to the fund’s performance versus its S&P 500 benchmark.

ADVISORSHARES TRUST

Letter from the CEO of AdvisorShares Investments, LLC (continued)

December 31, 2016

The AdvisorShares KIM Korea Equity ETF (NYSE Arca: KOR) became the first actively managed Korean equity ETF, sub-advised by South Korea’s largest independent asset manager and their well-established equity investment approach.

As our firm launched three new funds during the second-half of 2016, we also closed the AdvisorShares EquityPro ETF (NYSE Arca: EPRO) and the AdvisorShares YieldPro ETF (NASDAQ: YPRO) in October. Our international ADR strategy (NYSE Arca: AADR) changed sub-advisors on September 1st and was rebranded as the AdvisorShares Dorsey Wright ADR ETF while retaining the same ticker symbol.

While the cumulative assets under management of our ETF suite stood stagnant during the last six months, AdvisorShares realized the most collective four-star and five-star Morningstar-rated strategies for their overall risk-adjusted performances of any actively managed ETF sponsor through 2016’s conclusion. As of December 31, 2016, these funds included the AdvisorShares Wilshire Buyback ETF (NYSE Arca: TTFS), the AdvisorShares Dorsey Wright ADR ETF (NYSE Arca: AADR) and the AdvisorShares Newfleet Multi-Sector Income ETF (NYSE Arca: MINC), which all hold five-star ratings for their risk-adjusted performances among their respective Morningstar categories.

As we enter a new calendar year, we very much look forward to the opportunities on the path ahead for both AdvisorShares and the actively managed ETF space. We remain steadfastly committed to providing regular communications and updates regarding our firm, and our products — by delivering alpha-seeking solutions through the best investment technology available, which we believe fully-transparent ETFs represent. We sincerely thank you, our shareholders, for your continued trust and support. Here is to a healthy and prosperous 2017.

Best regards,

Noah Hamman
CEO, AdvisorShares Investments

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. ADRs are subject to the risk of change in political or economic conditions and exchange rates in foreign countries. Certain funds may participate in leveraged transactions to include selling securities short which creates the risk of magnified capital losses. Under certain market conditions, short sales can increase the volatility and decrease the liquidity of certain securities or positions, and may lower the Fund’s return or result in a loss. There is no guarantee that the individual Funds’ will achieve the stated investment objectives. The risks associated with each Fund include the risks associated with the underlying ETFs, which can result in higher volatility, and are detailed in each Fund’s prospectus and on each Fund’s webpage.

The views in this report were those of the Fund’s CEO as of December 31, 2016 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

TTFS earned its five-star rating for its three-year, five-year and overall risk-adjusted performances from inception through December 31, 2016, out of 353 funds in Morningstar’s Foreign Mid-Cap Blend category over a three-year period, and out of 342 funds over a five-year period.

AADR earned its five-star rating for its three-year, five-year and overall risk-adjusted performances from inception through December 31, 2016, out of 306 funds in Morningstar’s Foreign Large Growth category over a three-year period, and out of 255 funds over a five-year period.

MINC earned its five-star rating for its three-year, five-year and overall risk-adjusted performances from inception through December 31, 2016, out of 438 funds in Morningstar’s Short-Term Bond category over a three-year period, and out of 350 funds over a five-year period.

ADVISORSHARES TRUST

Letter from the CEO of AdvisorShares Investments, LLC (continued)

December 31, 2016

The Morningstar Rating™ is provided for those exchange-traded funds (“ETFs”) with at least a three-year history. Ratings are based on the ETF’s Morningstar Risk-Adjusted Return measure which accounts for variation in monthly performance, placing more emphasis on downward variations and rewarding consistent performance. An ETF’s risk-adjusted return includes a brokerage commission estimate. This estimate is intended to reflect what an average investor would pay when buying or selling an ETF. PLEASE NOTE, this estimate is subject to change and the actual brokerage commission an investor pays may be higher or lower than this estimate. Morningstar compares each ETF’s risk-adjusted return to the open end mutual fund rating breakpoints for that category. Consistent with the open-end mutual fund ratings, the top 10% of ETFs in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The overall rating for an ETF is based on a weighted average of the time-period ratings (e.g., the ETF’s 3, 5, and 10 year rating). The determination of an ETF’s rating does not affect the retail open end mutual fund data published by Morningstar. Past performance is no guarantee of future results.

ADVISORSHARES TRUST

Shareholder Expense Examples

As a shareholder of the Fund, you incur transaction cost and ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an initial investment of $1,000 invested at July 1, 2016 and held for the period ended December 31, 2016.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses attributable to your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses for the period. You may use this information to compare the ongoing costs of investing in the Funds and other ETF funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Annualized Expense Ratio for the Period(1)	Expenses Paid(2)
AdvisorShares Athena High Dividend ETF
Actual	$1,000.00	$1,097.90	0.99%	$5.23
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04
AdvisorShares Cornerstone Small Cap ETF
Actual	$1,000.00	$1,192.70	0.90%	$4.81	(3)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.67	0.90%	$4.58
AdvisorShares Dorsey Wright ADR ETF(4)
Actual	$1,000.00	$1,035.80	1.25%	$6.41
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
AdvisorShares Focused Equity ETF
Actual	$1,000.00	$1,037.80	0.75%	$2.14	(5)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82

ADVISORSHARES TRUST

Shareholder Expense Examples (continued)

Fund Name	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Annualized Expense Ratio for the Period(1)	Expenses Paid(2)
AdvisorShares Gartman Gold/Euro ETF
Actual	$1,000.00	$905.90	0.65%	$3.12
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
AdvisorShares Gartman Gold/Yen ETF
Actual	$1,000.00	$974.90	0.65%	$3.24
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
AdvisorShares Global Echo ETF
Actual	$1,000.00	$1,011.30	1.50%	$7.60
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.64	1.50%	$7.63
AdvisorShares KIM Korea Equity ETF
Actual	$1,000.00	$922.90	0.99%	$2.45	(6)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04
AdvisorShares Madrona Domestic ETF
Actual	$1,000.00	$1,102.20	1.25%	$6.62
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
AdvisorShares Madrona Global Bond ETF
Actual	$1,000.00	$997.00	0.95%	$4.78
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84
AdvisorShares Madrona International ETF
Actual	$1,000.00	$1,106.60	1.25%	$6.64
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
AdvisorShares Market Adaptive Unconstrained Income ETF
Actual	$1,000.00	$1,013.60	0.99%	$5.02
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04
AdvisorShares Meidell Tactical Advantage ETF
Actual	$1,000.00	$1,099.90	1.35%	$7.15
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.40	1.35%	$6.87
AdvisorShares Morgan Creek Global Tactical ETF
Actual	$1,000.00	$981.20	1.25%	$6.24
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
AdvisorShares Newfleet Multi-Sector Income ETF
Actual	$1,000.00	$1,008.30	0.75%	$3.80
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82

ADVISORSHARES TRUST

Shareholder Expense Examples (continued)

Fund Name	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Annualized Expense Ratio for the Period(1)	Expenses Paid(2)
AdvisorShares Pacific Asset Enhanced Floating Rate ETF
Actual	$1,000.00	$1,044.50	1.10%	$5.67
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,019.66	1.10%	$5.60
AdvisorShares Peritus High Yield ETF
Actual	$1,000.00	$1,108.90	1.26%	$6.70
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.85	1.26%	$6.41
AdvisorShares QAM Equity Hedge ETF
Actual	$1,000.00	$1,036.10	1.50%	$7.70
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.64	1.50%	$7.63
AdvisorShares Ranger Equity Bear ETF
Actual	$1,000.00	$873.60	1.63%	$7.70
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,016.99	1.63%	$8.29
AdvisorShares Sage Core Reserves ETF
Actual	$1,000.00	$1,004.10	0.35%	$1.77
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79
AdvisorShares STAR Global Buy-Write ETF
Actual	$1,000.00	$1,035.70	1.85%	$9.49
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,015.88	1.85%	$9.40
AdvisorShares Wilshire Buyback ETF(7)
Actual	$1,000.00	$1,158.00	0.90%	$4.90
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.67	0.90%	$4.58

____________

(1)     Expense ratios reflect expense caps through the period ended December 31, 2016.

(2)     Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

(3)     Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 178/365 (to reflect commencement of operations to December 31, 2016).

(4)     Formerly known as, AdvisorShares WCM/BNY Mellon focused Growth ADR ETF.

(5)     Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 102/365 (to reflect commencement of operations to December 31, 2016).

(6)     Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 94/365 (to reflect commencement of operations to December 31, 2016).

(7)     Formerly known as, AdvisorShares TrimTabs Float Shrink ETF.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF

Schedule of Investments

December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.7%

Auto Manufacturers — 4.3%
Ford Motor Co.	15,372	$186,462
General Motors Co.	4,663	162,459
Total Auto Manufacturers		348,921

Banks — 10.2%
Banco de Chile (Chile)(a)	2,580	181,761
Grupo Aval Acciones y Valores SA (Colombia)(a)(b)	27,842	221,066
Grupo Financiero Santander Mexico SAB de CV, Class B (Mexico)(a)	36,189	260,199
PacWest Bancorp	2,862	155,807
Total Banks		818,833

Chemicals — 2.6%
Braskem SA (Brazil)(a)	9,903	210,043

Commercial Services — 3.0%
Macquarie Infrastructure Corp.	2,984	243,793

Diversified Financial Services — 4.0%
Navient Corp.	8,774	144,157
Waddell & Reed Financial, Inc., Class A	9,009	175,765
Total Diversified Financial Services		319,922

Electric — 8.4%
Atlantica Yield PLC (Spain)	8,484	164,165
Huaneng Power International, Inc. (China)(a)(b)	9,772	254,463
NRG Yield, Inc., Class C	16,334	258,077
Total Electric		676,705

Engineering & Construction — 2.3%
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)(a)(b)	5,367	185,376

Gas — 2.1%
CenterPoint Energy, Inc.	6,951	171,273

Media — 3.2%
Gannett Co., Inc.	26,082	253,256

Mining — 3.1%
Sibanye Gold Ltd. (South Africa)(a)(b)	35,157	248,208

Office/Business Equipment — 2.5%
Pitney Bowes, Inc.	13,091	198,852

Investments	Shares	Value
COMMON STOCKS (continued)

Oil & Gas — 10.7%
Helmerich & Payne, Inc.(b)	1,748	$135,295
HollyFrontier Corp.	5,588	183,063
PBF Energy, Inc., Class A(b)	6,836	190,588
Vermilion Energy, Inc. (Canada)	4,580	193,139
Western Refining, Inc.	4,285	162,187
Total Oil & Gas		864,272

Pipelines — 4.8%
ONEOK, Inc.	3,079	176,766
SemGroup Corp., Class A	4,999	208,708
Total Pipelines		385,474

Real Estate Investment Trusts — 13.0%
Annaly Capital Management, Inc.	19,620	195,611
CoreCivic, Inc.	7,547	184,600
HCP, Inc.	6,515	193,626
Hospitality Properties Trust	8,998	285,597
Quality Care Properties, Inc.*	1,633	25,311
Starwood Property Trust, Inc.	7,525	165,174
Total Real Estate Investment Trusts		1,049,919

Retail — 7.3%
Abercrombie & Fitch Co., Class A	14,916	178,992
GameStop Corp., Class A	8,926	225,471
Staples, Inc.	19,799	179,181
Total Retail		583,644

Telecommunications — 10.1%
AT&T, Inc.	4,850	206,270
CenturyLink, Inc.	7,552	179,586
Chunghwa Telecom Co. Ltd. (Taiwan)(a)(b)	6,665	210,281
Frontier Communications Corp.	65,115	220,089
Total Telecommunications		816,226

Toys/Games/Hobbies — 2.2%
Mattel, Inc.	6,442	177,477

Transportation — 5.9%
Euronav NV (Belgium)	28,219	224,341
Ship Finance International Ltd. (Norway)(b)	17,013	252,643
Total Transportation		476,984
Total Common Stocks
(Cost $7,551,052)		8,029,178

See accompanying Notes to Financial Statements.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Shares/ Principal	Value
MONEY MARKET FUND — 0.0%**
JP Morgan US Government Money Market Fund – Institutional Class, 0.41%(c) (Cost $2,102)	2,102	$2,102

REPURCHASE AGREEMENTS — 13.9%(d)
Citigroup Global Markets, Inc., dated 12/30/16, due 01/03/17, 0.53%, total to be received $259,812, (collateralized by various U.S. Government Agency Obligations, 2.00% – 8.50%, 12/01/17 – 01/01/47, totaling $264,171)	$259,804	259,804
JP Morgan Securities LLC, dated 12/30/16, due 01/03/17, 0.50%, total to be received $77,002, (collateralized by various U.S. Government Agency Obligations, 0.00% – 1.38%, 04/13/17 – 08/31/21, totaling $78,344)	77,000	77,000
Merrill Lynch Pierce Fenner & Smith, Inc., dated 12/30/16, due 01/03/17, 0.50%, total to be received $259,811, (collateralized by various U.S. Government Agency Obligations, 1.74% – 6.00%, 08/01/22 – 01/15/49, totaling $264,312)	259,804	259,804
Mizuho Securities USA, Inc., dated 12/30/16, due 01/03/17, 0.48%, total to be received $259,811, (collateralized by various U.S. Government Agency Obligations, 2.00% – 6.50%, 07/01/24 – 09/20/46, totaling $264,333)	259,804	259,804
RBC Dominion Securities, Inc., dated 12/30/16, due 01/03/17, 0.52%, total to be received $259,812, (collateralized by various U.S. Government Agency Obligations, 0.88% – 7.00%, 02/13/17 – 01/01/47, totaling $264,250)	259,804	259,804
Total Repurchase Agreements (Cost $1,116,216)		1,116,216
Total Investments – 113.6% (Cost $8,669,370)		9,147,496
Liabilities in Excess of Other Assets – (13.6%)		(1,094,488)
Net Assets — 100.0%		$8,053,008

____________

PLC – Public Limited Company

*        Non-income producing security.

**       Less than 0.05%.

(a)     American Depositary Receipt.

(b)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,234,159; the aggregate market value of the collateral held by the fund is $1,261,197. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $144,981.

(c)     Rate shown reflects the 7-day yield as of December 31, 2016.

(d)    Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Auto Manufacturers	4.3%
Banks	10.2
Chemicals	2.6
Commercial Services	3.0
Diversified Financial Services	4.0
Electric	8.4
Engineering & Construction	2.3
Gas	2.1
Media	3.2
Mining	3.1
Office/Business Equipment	2.5
Oil & Gas	10.7
Pipelines	4.8
Real Estate Investment Trusts	13.0
Retail	7.3
Telecommunications	10.1
Toys/Games/Hobbies	2.2
Transportation	5.9
Money Market Fund	0.0 **
Repurchase Agreements	13.9
Total Investments	113.6
Liabilities in Excess of Other Assets	(13.6)
Net Assets	100.0%

____________

**       Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments

December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 97.7%

Airlines — 0.9%
SkyWest, Inc.	671	$24,458

Auto Manufacturers — 0.4%
Wabash National Corp.*	633	10,014

Auto Parts & Equipment — 1.3%
Cooper Tire & Rubber Co.	287	11,150
Douglas Dynamics, Inc.	415	13,965
Spartan Motors, Inc.	954	8,825
Total Auto Parts & Equipment		33,940

Banks — 4.7%
BancFirst Corp.	121	11,259
Cardinal Financial Corp.	408	13,378
Central Pacific Financial Corp.	363	11,406
Chemical Financial Corp.	263	14,247
Eagle Bancorp, Inc.*	352	21,454
Hancock Holding Co.	287	12,370
National Bank Holdings Corp., Class A	306	9,758
TriState Capital Holdings, Inc.*	702	15,514
WashingtonFirst Bankshares, Inc.	396	11,480
Total Banks		120,866

Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A*	38	6,454

Biotechnology — 0.8%
ANI Pharmaceuticals, Inc.*	142	8,608
ARIAD Pharmaceuticals, Inc.*	965	12,005
Total Biotechnology		20,613

Building Materials — 1.8%
AAON, Inc.	270	8,923
Gibraltar Industries, Inc.*	415	17,285
Louisiana-Pacific Corp.*	474	8,973
NCI Building Systems, Inc.*	730	11,425
Total Building Materials		46,606

Chemicals — 1.9%
Balchem Corp.	121	10,154
Chemours Co. (The)	438	9,675
Ferro Corp.*	692	9,916
Innospec, Inc.	142	9,727
Rayonier Advanced Materials, Inc.	564	8,720
Total Chemicals		48,192

Coal — 0.6%
SunCoke Energy, Inc.*	1,274	14,447

Investments	Shares	Value
COMMON STOCKS (continued)

Commercial Services — 8.2%
ABM Industries, Inc.	225	$9,189
Alarm.com Holdings, Inc.*	332	9,240
Albany Molecular Research, Inc.*	477	8,948
Apollo Education Group, Inc.*	1,011	10,009
Bridgepoint Education, Inc.*	948	9,603
Capella Education Co.	113	9,921
Career Education Corp.*	1,016	10,251
DeVry Education Group, Inc.	180	5,616
Forrester Research, Inc.	206	8,848
Grand Canyon Education, Inc.*	242	14,145
Green Dot Corp., Class A*	318	7,489
HealthEquity, Inc.*	306	12,399
HMS Holdings Corp.*	524	9,516
Insperity, Inc.	249	17,667
Kelly Services, Inc., Class A	408	9,351
LendingTree, Inc.*	52	5,270
LifeLock, Inc.*(a)	564	13,491
Navigant Consulting, Inc.*	481	12,593
On Assignment, Inc.*	197	8,700
Quad/Graphics, Inc.	422	11,343
ServiceSource International, Inc.*	1,591	9,037
Total Commercial Services		212,626

Computers — 4.7%
3D Systems Corp.*	467	6,207
Barracuda Networks, Inc.*	460	9,858
Carbonite, Inc.*	687	11,267
Engility Holdings, Inc.*	256	8,627
Insight Enterprises, Inc.*	289	11,687
Mentor Graphics Corp.	377	13,908
Qualys, Inc.*	197	6,235
Silver Spring Networks, Inc.*	656	8,731
Sykes Enterprises, Inc.*	256	7,388
Tessera Holding Corp.	346	15,293
Varonis Systems, Inc.*	329	8,817
Vocera Communications, Inc.*	692	12,795
Total Computers		120,813

Diversified Financial Services — 2.1%
Cowen Group, Inc., Class A*(a)	665	10,307
Greenhill & Co., Inc.	338	9,363
INTL FCStone, Inc.*	301	11,920
LendingClub Corp.*(a)	1,598	8,389
WageWorks, Inc.*	204	14,790
Total Diversified Financial Services		54,769

See accompanying Notes to Financial Statements.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Electric — 0.4%
Avista Corp.	235	$9,398

Electrical Components & Equipment — 0.3%
Powell Industries, Inc.	225	8,775

Electronics — 0.7%
Knowles Corp.*	586	9,792
TASER International, Inc.*	346	8,387
Total Electronics		18,179

Energy – Alternate Sources — 1.1%
FutureFuel Corp.	685	9,522
Green Plains, Inc.	287	7,993
Sunrun, Inc.*(a)	1,907	10,126
Total Energy – Alternate Sources		27,641

Engineering & Construction — 1.3%
Argan, Inc.	308	21,729
Exponent, Inc.	180	10,854
Total Engineering & Construction		32,583

Entertainment — 1.1%
Churchill Downs, Inc.	90	13,540
Marriott Vacations Worldwide Corp.	180	15,273
Total Entertainment		28,813

Environmental Control — 0.5%
Casella Waste Systems, Inc., Class A*	1,055	13,092

Food — 1.6%
Fresh Del Monte Produce, Inc.	263	15,946
Sanderson Farms, Inc.(a)	114	10,743
SpartanNash Co.	363	14,353
Total Food		41,042

Hand/Machine Tools — 0.4%
Kennametal, Inc.	318	9,941

Healthcare – Products — 6.1%
Cerus Corp.*(a)	1,697	7,382
CryoLife, Inc.*	581	11,126
Halyard Health, Inc.*	256	9,467
ICU Medical, Inc.*	90	13,261
Inogen, Inc.*	173	11,620
LeMaitre Vascular, Inc.	529	13,405
LivaNova PLC*	135	6,071
Luminex Corp.*	422	8,537
Masimo Corp.*	263	17,726

Investments	Shares	Value
COMMON STOCKS (continued)

Healthcare – Products (continued)
Merit Medical Systems, Inc.*	543	$14,390
NuVasive, Inc.*	144	9,700
OraSure Technologies, Inc.*	986	8,657
Orthofix International NV*	173	6,259
Vascular Solutions, Inc.*	197	11,052
Zeltiq Aesthetics, Inc.*	236	10,271
Total Healthcare – Products		158,924

Healthcare – Services — 0.3%
Healthways, Inc.*	373	8,486

Home Furnishings — 0.9%
Ethan Allen Interiors, Inc.	235	8,660
iRobot Corp.*	256	14,963
Total Home Furnishings		23,623

Household Products/Wares — 1.4%
ACCO Brands Corp.*	775	10,114
Central Garden & Pet Co.*(a)	453	14,990
SodaStream International Ltd. (Israel)*	262	10,341
Total Household Products/Wares		35,445

Insurance — 1.7%
MBIA, Inc.*	1,099	11,759
NMI Holdings, Inc., Class A*	1,244	13,249
OneBeacon Insurance Group Ltd., Class A	611	9,807
Universal Insurance Holdings, Inc.	353	10,025
Total Insurance		44,840

Internet — 2.6%
FireEye, Inc.*(a)	739	8,794
Groupon, Inc.*(a)	2,230	7,404
Imperva, Inc.*	241	9,254
Liquidity Services, Inc.*	849	8,278
Mimecast Ltd.*	606	10,847
RingCentral, Inc., Class A*	391	8,055
Stamps.com, Inc.*	90	10,319
WebMD Health Corp.*	104	5,155
Total Internet		68,106

Iron/Steel — 1.8%
AK Steel Holding Corp.*(a)	2,103	21,472
Cliffs Natural Resources, Inc.*(a)	1,432	12,043
Schnitzer Steel Industries, Inc., Class A	479	12,310
Total Iron/Steel		45,825

See accompanying Notes to Financial Statements.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Leisure Time — 1.8%
Callaway Golf Co.	1,048	$11,486
Drew Industries, Inc.*	135	14,546
Fox Factory Holding Corp.*	396	10,989
Nautilus, Inc.*(a)	581	10,749
Total Leisure Time		47,770

Lodging — 0.8%
Belmond Ltd., Class A (United Kingdom)*	790	10,547
Monarch Casino & Resort, Inc.*	353	9,100
Total Lodging		19,647

Machinery – Diversified — 1.3%
Alamo Group, Inc.	142	10,806
Chart Industries, Inc.*	294	10,590
DXP Enterprises, Inc.*	349	12,124
Total Machinery – Diversified		33,520

Media — 0.4%
TiVo Corp.*	469	9,802

Metal Fabricate/Hardware — 0.4%
Haynes International, Inc.	229	9,845

Mining — 0.4%
Stillwater Mining Co.*	709	11,422

Miscellaneous Manufacturing — 2.3%
Fabrinet (Thailand)*	377	15,193
Harsco Corp.	842	11,451
John Bean Technologies Corp.	225	19,339
Smith & Wesson Holding Corp.*(a)	685	14,440
Total Miscellaneous Manufacturing		60,423

Office Furnishings — 0.3%
Herman Miller, Inc.	256	8,755

Oil & Gas — 2.5%
Callon Petroleum Co.*	640	9,837
Carrizo Oil & Gas, Inc.*	197	7,358
CVR Energy, Inc.(a)	539	13,685
Denbury Resources, Inc.*	2,939	10,815
Matador Resources Co.*(a)	389	10,021
Unit Corp.*	438	11,769
Total Oil & Gas		63,485

Investments	Shares	Value
COMMON STOCKS (continued)

Oil & Gas Services — 1.9%
Archrock, Inc.	774	$10,217
Helix Energy Solutions Group, Inc.*	756	6,668
McDermott International, Inc.*	1,712	12,652
Newpark Resources, Inc.*	1,227	9,202
Oil States International, Inc.*	275	10,725
Total Oil & Gas Services		49,464

Packaging & Containers — 0.5%
Greif, Inc., Class A	249	12,776

Pharmaceuticals — 2.7%
Amphastar Pharmaceuticals, Inc.*	529	9,744
Anika Therapeutics, Inc.*	218	10,673
Corcept Therapeutics, Inc.*	1,581	11,478
Prestige Brands Holdings, Inc.*	204	10,629
Supernus Pharmaceuticals, Inc.*	407	10,277
Teligent, Inc.*(a)	1,090	7,205
Xencor, Inc.*	416	10,949
Total Pharmaceuticals		70,955

Private Equity — 0.3%
Kennedy-Wilson Holdings, Inc.	365	7,482

Real Estate — 0.6%
HFF, Inc., Class A	263	7,956
St Joe Co. (The)*(a)	446	8,474
Total Real Estate		16,430

Real Estate Investment Trusts — 9.6%
Acadia Realty Trust	218	7,124
Agree Realty Corp.	256	11,789
Ares Commercial Real Estate Corp.	694	9,529
CareTrust REIT, Inc.	564	8,640
CoreSite Realty Corp.	180	14,287
Corporate Office Properties Trust	337	10,521
EastGroup Properties, Inc.	135	9,968
Education Realty Trust, Inc.	182	7,699
First Industrial Realty Trust, Inc.	365	10,238
Four Corners Property Trust, Inc.	398	8,167
Getty Realty Corp.	376	9,584
iStar, Inc.*	823	10,180
LaSalle Hotel Properties	351	10,695
Lexington Realty Trust	838	9,050

See accompanying Notes to Financial Statements.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Real Estate Investment Trusts (continued)
Mack-Cali Realty Corp.	332	$9,635
National Health Investors, Inc.	101	7,491
National Storage Affiliates Trust	388	8,563
Pebblebrook Hotel Trust	299	8,895
Piedmont Office Realty Trust, Inc., Class A	372	7,779
Potlatch Corp.	190	7,913
Ramco-Gershenson Properties Trust	446	7,395
Rexford Industrial Realty, Inc.	384	8,905
Sabra Health Care REIT, Inc.	322	7,863
Silver Bay Realty Trust Corp.	540	9,256
Summit Hotel Properties, Inc.	626	10,035
Urstadt Biddle Properties, Inc., Class A	396	9,548
Washington Real Estate Investment Trust	256	8,369
Total Real Estate Investment Trusts		249,118

Retail — 2.6%
Arcos Dorados Holdings, Inc., Class A (Uruguay)*	1,657	8,948
Big 5 Sporting Goods Corp.	481	8,345
Francesca’s Holdings Corp.*	481	8,672
Jack in the Box, Inc.	142	15,853
Ollie’s Bargain Outlet Holdings, Inc.*(a)	283	8,051
Potbelly Corp.*	543	7,005
Wendy’s Co. (The)	723	9,775
Total Retail		66,649

Savings & Loans — 2.5%
Bank Mutual Corp.	951	8,987
Flagstar Bancorp, Inc.*	346	9,321
Meridian Bancorp, Inc.	539	10,187
Northfield Bancorp, Inc.	602	12,022
Northwest Bancshares, Inc.(a)	626	11,287
OceanFirst Financial Corp.	475	14,264
Total Savings & Loans		66,068

Semiconductors — 6.0%
Alpha & Omega Semiconductor Ltd.*	353	7,508
Amkor Technology, Inc.*	1,290	13,610
Applied Micro Circuits Corp.*	1,178	9,719
CEVA, Inc.*	401	13,454

Investments	Shares	Value
COMMON STOCKS (continued)

Semiconductors (continued)
FormFactor, Inc.*	855	$9,576
Inphi Corp.*	512	22,845
Intersil Corp., Class A	593	13,224
MaxLinear, Inc., Class A*	754	16,437
Mellanox Technologies Ltd. (Israel)*	187	7,648
Nanometrics, Inc.*	376	9,423
Power Integrations, Inc.	158	10,720
Silicon Laboratories, Inc.*	159	10,335
Veeco Instruments, Inc.*	369	10,756
Total Semiconductors		155,255

Software — 5.0%
2U, Inc.*	270	8,140
Actua Corp.*	695	9,730
Acxiom Corp.*	310	8,308
Bazaarvoice, Inc.*	1,439	6,979
Blackbaud, Inc.	114	7,296
CommVault Systems, Inc.*	180	9,252
CyberArk Software Ltd. (Israel)*	166	7,553
Ebix, Inc.(a)	294	16,773
HubSpot, Inc.*	158	7,426
MINDBODY, Inc., Class A*	550	11,715
Paycom Software, Inc.*(a)	187	8,507
RealPage, Inc.*	398	11,940
SPS Commerce, Inc.*	109	7,618
Synchronoss Technologies, Inc.*	204	7,813
Total Software		129,050

Telecommunications — 4.4%
Cincinnati Bell, Inc.*	418	9,342
Consolidated Communications Holdings, Inc.	334	8,968
DigitalGlobe, Inc.*	332	9,512
Extreme Networks, Inc.*	2,151	10,820
Gigamon, Inc.*	270	12,298
Iridium Communications, Inc.*(a)	813	7,805
Ixia*	683	10,996
LogMeIn, Inc.	173	16,703
Lumos Networks Corp.*	535	8,357
NETGEAR, Inc.*	180	9,783
NeuStar, Inc., Class A*	318	10,621
Total Telecommunications		115,205

Textiles — 0.8%
Culp, Inc.	287	10,662

See accompanying Notes to Financial Statements.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Textiles (continued)
UniFirst Corp.	69	$9,912
Total Textiles		20,574

Transportation — 0.3%
Atlas Air Worldwide Holdings, Inc.*	152	7,927

Trucking & Leasing — 0.5%
GATX Corp.(a)	121	7,451
Greenbrier Cos., Inc. (The)(a)	152	6,316
Total Trucking & Leasing		13,767

Total Common Stocks
(Cost $2,139,840)		2,533,900

MONEY MARKET FUND — 0.8%
STIT – Government & Agency Portfolio, Institutional Class, 0.43%(b) (Cost $20,002)	20,002	20,002

REPURCHASE AGREEMENT — 7.5%(c)

HSBC Securities USA, Inc., dated 12/30/16, due 01/03/17, 0.45%, total to be received $193,503, (collateralized by various U.S. Government Agency Obligations,
0.88% – 3.00%, 05/15/17 – 05/15/46, totaling $196,621)

(Cost $193,498)	$193,498	193,498
Total Investments — 106.0%
(Cost $2,353,340)		2,747,400
Liabilities in Excess of Other Assets — (6.0%)		(156,109)
Net Assets — 100.0%		$2,591,291

____________

PLC — Public Limited Company

*        Non-income producing security.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $235,704; the aggregate market value of the collateral held by the fund is $244,358. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $50,860.

(b)     Rate shown reflects the 7-day yield as of December 31, 2016.

(c)     Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Airlines	0.9%
Auto Manufacturers	0.4
Auto Parts & Equipment	1.3
Banks	4.7
Beverages	0.2
Biotechnology	0.8
Building Materials	1.8
Chemicals	1.9
Coal	0.6
Commercial Services	8.2
Computers	4.7
Diversified Financial Services	2.1
Electric	0.4
Electrical Components & Equipment	0.3
Electronics	0.7
Energy – Alternate Sources	1.1
Engineering & Construction	1.3
Entertainment	1.1
Environmental Control	0.5
Food	1.6
Hand/Machine Tools	0.4
Healthcare – Products	6.1
Healthcare – Services	0.3
Home Furnishings	0.9
Household Products/Wares	1.4
Insurance	1.7
Internet	2.6
Iron/Steel	1.8
Leisure Time	1.8
Lodging	0.8
Machinery – Diversified	1.3
Media	0.4
Metal Fabricate/Hardware	0.4
Mining	0.4
Miscellaneous Manufacturing	2.3
Office Furnishings	0.3
Oil & Gas	2.5
Oil & Gas Services	1.9
Packaging & Containers	0.5
Pharmaceuticals	2.7
Private Equity	0.3
Real Estate	0.6
Real Estate Investment Trusts	9.6
Retail	2.6
Savings & Loans	2.5
Semiconductors	6.0

See accompanying Notes to Financial Statements.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Software	5.0%
Telecommunications	4.4
Textiles	0.8
Transportation	0.3
Trucking & Leasing	0.5
Money Market Fund	0.8
Repurchase Agreement	7.5
Total Investments	106.0
Liabilities in Excess of Other Assets	(6.0)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF

(Formerly AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF)

Schedule of Investments

December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 98.6%

Airlines — 2.4%
Latam Airlines Group SA (Chile)*(a)(b)	53,859	$440,567

Banks — 13.3%
Banco Bradesco SA (Brazil)(b)	50,827	442,703
Banco do Brasil SA (Brazil)(b)	57,571	478,991
Banco Santander Brasil SA (Brazil)(a)(b)	64,299	571,618
Itau Unibanco Holding SA (Brazil)(b)	41,646	428,121
Sberbank of Russia PJSC (Russia)(b)	42,065	487,113
Total Banks		2,408,546

Building Materials — 2.7%
CRH PLC (Ireland)(b)	14,049	483,005

Chemicals — 8.9%
Braskem SA (Brazil)(a)(b)	27,499	583,254
Sinopec Shanghai Petrochemical Co., Ltd. (China)(a)(b)	8,464	458,156
Sociedad Quimica y Minera de Chile SA (Chile)(b)	20,263	580,535
Total Chemicals		1,621,945

Commercial Services — 6.8%
New Oriental Education & Technology Group, Inc. (China)*(b)	12,245	515,515
TAL Education Group (China)*(a)(b)	10,174	713,706
Total Commercial Services		1,229,221

Diversified Financial Services — 2.4%
KB Financial Group, Inc. (South Korea)(b)	12,070	425,950

Electric — 16.7%
Empresa Distribuidora Y Comercializadora Norte (Argentina)*(a)(b)	56,720	1,579,652
Pampa Energia SA (Argentina)*(a)(b)	41,397	1,441,030
Total Electric		3,020,682

Food — 2.9%
Cosan Ltd., Class A (Brazil)	69,340	520,743

Insurance — 5.1%
Chubb Ltd.	3,820	504,698
Tokio Marine Holdings, Inc. (Japan)(b)	10,472	428,200
Total Insurance		932,898

Investments	Shares	Value
COMMON STOCKS (continued)

Internet — 2.6%
Ctrip.com International Ltd. (China)*(a)(b)	11,791	$471,640

Iron/Steel — 4.9%
Cia Siderurgica Nacional SA (Brazil)*(a)(b)	102,710	331,753
Ternium SA (Luxembourg)(b)	23,424	565,690
Total Iron/Steel		897,443

Lodging — 2.8%
China Lodging Group Ltd. (China)*(b)	9,810	508,550

Mining — 3.6%
Cia de Minas Buenaventura SAA (Peru)(b)	33,359	376,289
Newcrest Mining Ltd. (Australia)(a)(b)	18,630	267,527
Total Mining		643,816

Oil & Gas — 8.0%
LUKOIL PJSC (Russia)(b)	7,991	448,455
Petroleo Brasileiro SA (Brazil)*(b)	57,867	585,035
Ultrapar Participacoes SA (Brazil)(a)(b)	20,130	417,496
Total Oil & Gas		1,450,986

Real Estate — 6.4%
Cresud SACIF y A (Argentina)*(a)(b)	26,086	411,376
IRSA Inversiones y Representaciones SA (Argentina)*(a)(b)	23,152	426,923
Xinyuan Real Estate Co., Ltd. (China)(b)	65,594	325,346
Total Real Estate		1,163,645

Semiconductors — 3.6%
Silicon Motion Technology Corp. (Taiwan)(b)	15,452	656,401

Software — 2.6%
SAP SE (Germany)(b)	5,496	475,019

Telecommunications — 2.9%
Nice Ltd. (Israel)(b)	7,581	521,270
Total Common Stocks (Cost $17,182,504)		17,872,327

MONEY MARKET FUND — 1.2%
Invesco Government & Agency Portfolio – Private Investment Class, 0.14%(c) (Cost $225,376)	225,376	225,376

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF

(Formerly AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF)

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS — 13.4%(d)
Citigroup Global Markets, Inc., dated 12/30/16, due 01/03/17, 0.53%, total to be received $568,242, (collateralized by various U.S. Government Agency Obligations, 2.00% – 8.50%, 12/01/17 – 01/01/47, totaling $577,777)	$568,225	568,225
JP Morgan Securities LLC, dated 12/30/16, due 01/03/17, 0.50%, total to be received $168,415, (collateralized by various U.S. Government Agency Obligations, 0.00% – 1.38%, 04/13/17 – 08/31/21, totaling $171,349)	168,410	168,410
Merrill Lynch Pierce Fenner & Smith, Inc., dated 12/30/16, due 01/03/17, 0.50%, total to be received $568,241, (collateralized by various U.S. Government Agency Obligations, 1.74% – 6.00%, 08/01/22 – 01/15/49, totaling $578,084)	568,225	568,225
Mizuho Securities USA, Inc., dated 12/30/16, due 01/03/17, 0.48%, total to be received $568,240, (collateralized by various U.S. Government Agency Obligations, 2.00% – 6.50%, 07/01/24 – 09/20/46, totaling $578,131)	568,225	568,225
RBC Dominion Securities, Inc., dated 12/30/16, due 01/03/17, 0.52%, total to be received $568,241, (collateralized by various U.S. Government Agency Obligations, 0.88% – 7.00%, 02/13/17 – 01/01/47, totaling $577,950)	568,225	568,225
Total Repurchase Agreements
(Cost $2,441,310)		2,441,310
Total Investments — 113.2%
(Cost $19,849,190)		20,539,013
Liabilities in Excess of Other Assets – (13.2%)		(2,399,052)
Net Assets — 100.0%		$18,139,961

____________

PLC — Public Limited Company

*        Non-income producing security.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,783,077; the aggregate market value of the collateral held by the fund is $2,892,302. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $450,992.

(b)     American Depositary Receipt.

(c)     Rate shown reflects the 7-day yield as of December 31, 2016.

(d)    Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Airlines	2.4%
Banks	13.3
Building Materials	2.7
Chemicals	8.9
Commercial Services	6.8
Diversified Financial Services	2.4
Electric	16.7
Food	2.9
Insurance	5.1
Internet	2.6
Iron/Steel	4.9
Lodging	2.8
Mining	3.6
Oil & Gas	8.0
Real Estate	6.4
Semiconductors	3.6
Software	2.6
Telecommunications	2.9
Money Market Fund	1.2
Repurchase Agreements	13.4
Total Investments	113.2
Liabilities in Excess of Other Assets	(13.2)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF
Schedule of Investments

December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.4%

Aerospace/Defense — 3.9%
HEICO Corp.	3,937	$303,740

Banks — 4.0%
Signature Bank*	2,075	311,665

Building Materials — 3.9%
Continental Building Products, Inc.*	13,354	308,477

Chemicals — 11.9%
Axalta Coating Systems Ltd.*	11,495	312,664
RPM International, Inc.	5,747	309,361
Sherwin-Williams Co. (The)	1,149	308,782
Total Chemicals		930,807

Commercial Services — 4.0%
Moody’s Corp.	3,279	309,111

Computers — 4.0%
Cognizant Technology Solutions Corp., Class A*	5,530	309,846

Diversified Financial Services — 8.0%
Alliance Data Systems Corp.	1,359	310,532
Intercontinental Exchange, Inc.	5,481	309,238
Total Diversified Financial Services		619,770

Entertainment — 4.0%
Cinemark Holdings, Inc.	8,077	309,834

Food — 12.0%
Hormel Foods Corp.	8,909	310,122
Ingredion, Inc.	2,492	311,400
JM Smucker Co. (The)	2,427	310,802
Total Food		932,324

Hand/Machine Tools — 4.0%
Snap-on, Inc.	1,808	309,656

Healthcare – Products — 12.0%
C.R. Bard, Inc.	1,396	313,626
Danaher Corp.	3,974	309,336
Stryker Corp.	2,590	310,308
Total Healthcare – Products		933,270

Insurance — 4.0%
Aflac, Inc.	4,449	309,650

Machinery – Diversified — 4.0%
Wabtec Corp.	3,716	308,502

Pharmaceuticals — 3.9%
Express Scripts Holding Co.*	4,468	307,354

Investments	Shares	Value
COMMON STOCKS (continued)

Retail — 3.9%
Ross Stores, Inc.	4,668	$306,221

Software — 11.9%
Cerner Corp.*	6,541	309,847
Fiserv, Inc.*	2,896	307,787
Microsoft Corp.	4,929	306,288
Total Software		923,922
Total Common Stocks (Cost $7,653,741)		7,734,149

MONEY MARKET FUND — 6.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.36%(a) (Cost $538,835)	538,835	538,835
Total Investments — 106.3% (Cost $8,192,576)		8,272,984
Liabilities in Excess of Other Assets – (6.3%)		(491,898)
Net Assets — 100.0%		$7,781,086

____________

*        Non-income producing security.

(a)     Rate shown reflects the 7-day yield as of December 31, 2016.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	3.9%
Banks	4.0
Building Materials	3.9
Chemicals	11.9
Commercial Services	4.0
Computers	4.0
Diversified Financial Services	8.0
Entertainment	4.0
Food	12.0
Hand / Machine Tools	4.0
Healthcare - Products	12.0
Insurance	4.0
Machinery – Diversified	4.0
Pharmaceuticals	3.9
Retail	3.9
Software	11.9
Money Market Fund	6.9
Total Investments	106.3
Liabilities in Excess of Other Assets	(6.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES GARTMAN GOLD/EURO ETF
Schedule of Investments (Consolidated)†

December 31, 2016 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND — 28.4%
Debt Fund — 28.4%
AdvisorShares Sage Core Reserves ETF††
(Cost $4,974,000)	50,000	$4,967,500

MONEY MARKET FUND — 27.7%
BNY Mellon Cash Reserve, 0.01%(a) (Cost $4,828,070)	4,828,070	4,828,070
Total Investments — 56.1%
(Cost $9,802,070)		9,795,570
Other Assets in Excess of Liabilities — 43.9%		7,660,887
Net Assets — 100.0%		$17,456,457

____________

ETF — Exchange Traded Fund

†       The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to the Financial Statements.

††     Affiliated Company.

(a)     Rate shown reflects the 7-day yield as of December 31, 2016.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Debt Fund	28.4%
Money Market Fund	27.7
Total Investments	56.1
Other Assets in Excess of Liabilities	43.9
Net Assets	100.0%

Futures contracts outstanding as of December 31, 2016:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at December 31, 2016	Unrealized Appreciation (Depreciation)
EURO Currency	Interactive Brokers LLC	March 2017	(132)	$(17,481,525)	$(17,447,100)	$34,425
Gold 100 Oz.	Interactive Brokers LLC	February 2017	153	18,282,253	17,621,010	(661,243)
						$(626,818)

Cash posted as collateral from broker for futures contracts was $7,679,048 at December 31, 2016.

See accompanying Notes to Financial Statements.

ADVISORSHARES GARTMAN GOLD/YEN ETF

Schedule of Investments (Consolidated)†

December 31, 2016 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND — 29.3%
Debt Fund — 29.3%
AdvisorShares Sage Core Reserves ETF††
(Cost $4,974,000)	50,000	$4,967,500

MONEY MARKET FUND — 25.8%
BNY Mellon Cash Reserve, 0.01%(a) (Cost $4,385,124)	4,385,124	4,385,124
Total Investments — 55.1%
(Cost $9,359,124)		9,352,624
Other Assets in Excess of Liabilities — 44.9%		7,614,068
Net Assets — 100.0%		$16,966,692

____________

ETF — Exchange Traded Fund

†       The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.  See the Notes to the Financial Statements.

††     Affiliated Company.

(a)     Rate shown reflects the 7-day yield as of December 31, 2016.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Debt Fund	29.3%
Money Market Fund	25.8
Total Investments	55.1
Other Assets in Excess of Liabilities	44.9
Net Assets	100.0%

Futures contracts outstanding as of December 31, 2016:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at December 31, 2016	Unrealized Appreciation (Depreciation)
Gold 100 Oz.	Interactive Brokers LLC	February 2017	148	$17,675,522	$17,045,160	$(630,362)
Japanese Yen Currency	Interactive Brokers LLC	March 2017	(157)	(17,107,270)	(16,871,612)	235,658
						$(394,704)

Cash posted as collateral from broker for futures contracts was $7,633,136 at December 31, 2016.

See accompanying Notes to Financial Statements.

ADVISORSHARES GLOBAL ECHO ETF

Schedule of Investments

December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 66.3%

Apparel — 1.4%
VF Corp.	1,192	$63,593

Auto Parts & Equipment — 1.4%
Autoliv, Inc. (Sweden)	570	64,495

Biotechnology — 3.6%
Bluebird Bio, Inc.*	490	30,233
Gilead Sciences, Inc.	865	61,943
Illumina, Inc.*	368	47,119
Ionis Pharmaceuticals, Inc.*	498	23,819
Total Biotechnology		163,114

Building Materials — 1.5%
Johnson Controls International PLC	1,675	68,993

Chemicals — 1.4%
Novozymes A/S (Denmark)(a)(b)	1,874	64,672

Commercial Services — 3.8%
Automatic Data Processing, Inc.	772	79,346
MarketAxess Holdings, Inc.	317	46,574
PayPal Holdings, Inc.*	1,200	47,364
Total Commercial Services		173,284

Computers — 1.4%
Apple, Inc.	545	63,122

Cosmetics/Personal Care — 3.0%
Procter & Gamble Co. (The)	747	62,808
Unilever NV (United Kingdom)(c)	1,174	48,204
Unilever PLC (United Kingdom)(a)(b)	569	23,158
Total Cosmetics/Personal Care		134,170

Diversified Financial Services — 1.7%
Mastercard, Inc., Class A	759	78,367

Electric — 0.7%
Ormat Technologies, Inc.	600	32,172

Electronics — 0.6%
Fortive Corp.	500	26,815

Energy – Alternate Sources — 1.1%
Vestas Wind Systems A/S (Denmark)(b)	2,314	50,260

Environmental Control — 1.6%
Tomra Systems ASA (Norway)(b)	6,972	73,302

Food — 6.6%
JM Smucker Co. (The)	662	84,776
Kroger Co. (The)	1,244	42,930

Investments	Shares	Value
COMMON STOCKS (continued)

Food (continued)
Nestle SA (Switzerland)(b)	1,095	$78,555
Sprouts Farmers Market, Inc.*(a)	2,394	45,295
Whole Foods Market, Inc.	1,500	46,140
Total Food		297,696

Healthcare – Products — 6.3%
Abbott Laboratories	2,099	80,623
Boston Scientific Corp.*	2,910	62,943
Danaher Corp.	905	70,445
Hologic, Inc.*	1,781	71,454
Total Healthcare – Products		285,465

Household Products/Wares — 0.7%
SodaStream International Ltd. (Israel)*	750	29,602

Internet — 3.1%
Alphabet, Inc., Class A*	98	77,660
Facebook, Inc., Class A*	271	31,179
TripAdvisor, Inc.*	700	32,459
Total Internet		141,298

Machinery – Diversified — 3.1%
Rockwell Automation, Inc.	469	63,034
Xylem, Inc.	1,547	76,607
Total Machinery – Diversified		139,641

Miscellaneous Manufacturing — 1.6%
3M Co.	45	8,036
AptarGroup, Inc.	858	63,020
Total Miscellaneous Manufacturing		71,056

Pharmaceuticals — 4.5%
Novartis AG (Switzerland)(b)	1,107	80,634
Perrigo Co. PLC	737	61,340
Teva Pharmaceutical Industries Ltd. (Israel)(b)	1,696	61,480
Total Pharmaceuticals		203,454

Retail — 6.4%
Chipotle Mexican Grill, Inc.*	80	30,185
CVS Health Corp.	803	63,365
Kingfisher PLC (United Kingdom)(a)(b)	7,446	63,663
Starbucks Corp.	786	43,639
Target Corp.	638	46,083
TJX Cos., Inc. (The)	600	45,078
Total Retail		292,013

See accompanying Notes to Financial Statements.

ADVISORSHARES GLOBAL ECHO ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Shares /Principal	Value
COMMON STOCKS (continued)

Semiconductors — 7.3%
Analog Devices, Inc.	967	$70,224
Intel Corp.	1,737	63,001
IPG Photonics Corp.*	330	32,574
NXP Semiconductors NV (Netherlands)*	435	42,634
QUALCOMM, Inc.	950	61,940
Xilinx, Inc.	1,050	63,389
Total Semiconductors		333,762

Software — 2.1%
Fiserv, Inc.*	718	76,309
Microsoft Corp.	320	19,885
Total Software		96,194

Transportation — 1.4%
Canadian National Railway Co. (Canada)	940	63,356
Total Common Stocks
(Cost $2,874,970)		3,009,896

U.S. GOVERNMENT AGENCY SECURITIES — 13.9%
Federal National Mortgage Association, 3.02%, 11/01/31	$14,979	14,739
Federal National Mortgage Association, 3.76%, 05/01/43	331,495	327,122
Government National Mortgage Association, Class AC, Series 2011-109, 3.25%, 04/16/43	51,190	51,586
Government National Mortgage Association, Class AC, Series 2015-160, 2.60%, 01/16/56@	145,002	142,045
Government National Mortgage Association, Class AE, Series 2015-41, 2.90%, 09/16/56@	94,789	95,303
Total U.S. Government Agency Securities
(Cost $662,369)		630,795

ASSET BACKED SECURITIES — 11.5%
SBA, 4.35%, 07/25/38@	104,426	118,376
SBA, 4.40%, 02/25/39@	132,375	151,697
SBAP, Class 1, Series 2009-20H, 4.45%, 08/01/29	140,929	150,169
Toyota Auto Receivables 2016-B Owner Trust, Class A2A, Series 2016-B, 1.02%, 10/15/18	25,000	24,987

Investments	Principal/ Shares	Value
ASSET BACKED SECURITIES (continued)

U.S. SBA, Class 1, Series 2010-10A, 4.11%, 03/10/20	$76,647	$79,653
Total Asset Backed Securities
(Cost $534,420)		524,882

MUNICIPAL BONDS — 2.8%
City & County of Honolulu Hi, 1.71%, 10/01/21	15,000	14,650
City of Atlanta GA, 1.98%, 01/01/18	15,000	15,013
Health & Educational Facilities Authority of The State of Missouri, 3.69%, 02/15/47	25,000	24,085
New York State Environmental Facilities Corp., 3.11%, 07/15/39	80,000	71,565
Total Municipal Bonds
(Cost $135,470)		125,313

MONEY MARKET FUNDS — 5.4%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.36%(d)	140,164	140,164
Fidelity Institutional Money Market Government Portfolio – Class I, 0.39%(d)	106,339	106,338
Total Money Market Funds
(Cost $246,502)		246,502

REPURCHASE AGREEMENT — 1.9%(e)

HSBC Securities USA, Inc., dated 12/30/16, due 01/03/17, 0.45%, total to be received $85,257, (collateralized by various U.S. Government Agency Obligations, 0.88% – 3.00%, 05/15/17 – 05/15/46, totaling $86,631)

(Cost $85,255)	85,255	85,255
Total Investments — 101.8%
(Cost $4,538,986)		4,622,643
Liabilities in Excess of Other Assets — (1.8%)		(80,721)
Net Assets — 100.0%		$4,541,922

____________

PLC — Public Limited Company

@      Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2016.

*        Non-income producing security.

See accompanying Notes to Financial Statements.

ADVISORSHARES GLOBAL ECHO ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $108,745; the aggregate market value of the collateral held by the fund is $112,152. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $26,897.

(b)     American Depositary Receipt.

(c)     Registered Shares.

(d)    Rate shown reflects the 7-day yield as of December 31, 2016.

(e)     Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Apparel	1.4%
Asset Backed Securities	11.5
Auto Parts & Equipment	1.4
Biotechnology	3.6
Building Materials	1.5
Chemicals	1.4
Commercial Services	3.8
Computers	1.4
Cosmetics/Personal Care	3.0
Diversified Financial Services	1.7
Electric	0.7
Electronics	0.6
Energy – Alternate Sources	1.1
Environmental Control	1.6
Food	6.6
Healthcare – Products	6.3
Household Products/Wares	0.7
Internet	3.1
Machinery – Diversified	3.1
Miscellaneous Manufacturing	1.6
Municipal Bonds	2.8
Pharmaceuticals	4.5
Retail	6.4
Semiconductors	7.3
Software	2.1
Transportation	1.4
U.S. Government Agency Securities	13.9
Money Market Funds	5.4
Repurchase Agreement	1.9
Total Investments	101.8
Liabilities in Excess of Other Assets	(1.8)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES KIM KOREA EQUITY ETF

Schedule of Investments

December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 95.1%

Advertising — 2.2%
Innocean Worldwide, Inc. (South Korea)	3,429	$162,110

Aerospace/Defense — 1.0%
LIG Nex1 Co. Ltd. (South Korea)	1,093	72,849

Agriculture — 1.5%
Easy Bio, Inc. (South Korea)*	22,034	112,013

Airlines — 1.4%
Hanjin Kal Corp. (South Korea)*	8,362	106,273

Apparel — 1.8%
Handsome Co. Ltd. (South Korea)*	4,538	130,940

Auto Manufacturers — 1.6%
Hyundai Motor Co. (South Korea)	1,007	121,727

Auto Parts & Equipment — 3.4%
Halla Holdings Corp. (South Korea)*	1,219	61,162
Hyundai Mobis Co. Ltd. (South Korea)*	866	189,290
Total Auto Parts & Equipment		250,452

Banks — 1.6%
Industrial Bank of Korea (South Korea)*	11,345	119,292

Biotechnology — 1.2%
Samsung Biologics Co. Ltd. (South Korea)*	386	48,258
Seegene, Inc. (South Korea)*	1,395	40,367
Total Biotechnology		88,625

Chemicals — 7.3%
AK Holdings, Inc. (South Korea)*	1,486	68,899
KCC Corp. (South Korea)	461	137,216
Kumho Petrochemical Co. Ltd. (South Korea)*	1,818	123,428
LG Chem Ltd. (South Korea)*	372	80,387
Lotte Chemical Corp. (South Korea)*	453	138,398
Total Chemicals		548,328

Computers — 3.3%
Samsung SDS Co. Ltd. (South Korea)*	837	96,673
SK Holdings Co. Ltd. (South Korea)*	800	152,012
Total Computers		248,685

Investments	Shares	Value
COMMON STOCKS (continued)

Cosmetics/Personal Care — 1.5%
Amorepacific Corp. (South Korea)*	414	$110,201

Distribution/Wholesale — 1.9%
Hanwha Corp. (South Korea)*	2,606	75,625
LG International Corp. (South Korea)*	2,599	62,942
Total Distribution/Wholesale		138,567

Diversified Financial Services — 5.0%
DGB Financial Group, Inc. (South Korea)*	18,131	146,663
KB Financial Group, Inc. (South Korea)*	4,199	148,797
KIWOOM Securities Co. Ltd. (South Korea)*	1,256	74,874
Total Diversified Financial Services		370,334

Electrical Components & Equipment — 1.4%
LS Corp. (South Korea)*	2,094	102,810

Engineering & Construction — 3.3%
Daelim Industrial Co. Ltd. (South Korea)*	1,893	136,513
Hyundai Engineering & Construction Co. Ltd. (South Korea)*	3,170	112,333
Total Engineering & Construction		248,846

Food — 3.3%
CJ CheilJedang Corp. (South Korea)*	477	141,188
Hyundai Greenfood Co. Ltd. (South Korea)*	8,552	109,042
Total Food		250,230

Gas — 2.3%
Korea Gas Corp. (South Korea)*	4,242	170,165

Healthcare – Products — 1.1%
Value Added Technologies Co. Ltd. (South Korea)*	1,322	39,568
Vieworks Co. Ltd. (South Korea)*	815	40,352
Total Healthcare – Products		79,920

Holding Companies – Diversified — 1.0%
CJ Corp. (South Korea)*	480	74,317

Home Furnishings — 0.9%
SM Entertainment Co. (South Korea)*	3,202	68,663

See accompanying Notes to Financial Statements.

ADVISORSHARES KIM KOREA EQUITY ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Insurance — 3.4%
KB Insurance Co. Ltd. (South Korea)*	6,789	146,988
Samsung Life Insurance Co. Ltd. (South Korea)*	1,150	107,116
Total Insurance		254,104

Internet — 2.7%
MDS Technology Co. Ltd. (South Korea)*	2,868	$48,797
NAVER Corp. (South Korea)*	235	150,791
Total Internet		199,588

Iron/Steel — 2.0%
POSCO (South Korea)	696	148,385

Machinery – Diversified — 0.7%
SFA Engineering Corp. (South Korea)*	928	49,558

Media — 2.5%
CJ E&M Corp. (South Korea)*	3,245	190,487

Metal Fabricate/Hardware — 0.6%
Hyosung Corp. (South Korea)*	361	43,489

Mining — 2.1%
Korea Zinc Co. Ltd. (South Korea)*	392	154,165

Miscellaneous Manufacturing — 1.1%
Doosan Corp. (South Korea)	983	85,457

Oil & Gas — 2.1%
S-Oil Corp. (South Korea)	2,280	159,891

Pharmaceuticals — 3.9%
Dong-A Socio Holdings Co. Ltd. (South Korea)*	980	126,983
Green Cross Corp. (South Korea)*	944	122,709
Yuhan Corp. (South Korea)*	267	44,102
Total Pharmaceuticals		293,794

Retail — 2.8%
E-MART, Inc. (South Korea)*	308	46,667
Hyundai Department Store Co. Ltd. (South Korea)*	760	68,587
Samsung C&T Corp. (South Korea)*	889	92,374
Total Retail		207,628

Investments	Shares	Value
COMMON STOCKS (continued)

Semiconductors — 20.5%
Samsung Electronics Co. Ltd. (South Korea)	830	$1,238,334
Silicon Works Co. Ltd. (South Korea)*	3,261	75,059
SK Hynix, Inc. (South Korea)*	4,378	162,027
TES Co. Ltd. (South Korea)	2,301	51,057
Total Semiconductors		1,526,477

Shipbuilding — 1.2%
Hyundai Heavy Industries Co. Ltd. (South Korea)*	745	89,748

Telecommunications — 1.5%
SK Telecom Co. Ltd. (South Korea)	614	113,873
Total Common Stocks
(Cost $7,314,703)		7,091,991
Total Investments — 95.1%
(Cost $7,314,703)		7,091,991
Other Assets in Excess of Liabilities — 4.9%		368,949
Net Assets — 100.0%		$7,460,940

____________

*        Non-income producing security.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	2.2%
Aerospace/Defense	1.0
Agriculture	1.5
Airlines	1.4
Apparel	1.8
Auto Manufacturers	1.6
Auto Parts & Equipment	3.4
Banks	1.6
Biotechnology	1.2
Chemicals	7.3
Computers	3.3
Cosmetics/Personal Care	1.5
Distribution/Wholesale	1.9
Diversified Financial Services	5.0
Electrical Components & Equipment	1.4
Engineering & Construction	3.3
Food	3.3
Gas	2.3

See accompanying Notes to Financial Statements.

ADVISORSHARES KIM KOREA EQUITY ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Healthcare – Products	1.1%
Holding Companies – Diversified	1.0
Home Furnishings	0.9
Insurance	3.4
Internet	2.7
Iron/Steel	2.0
Machinery – Diversified	0.7
Media	2.5
Metal Fabricate/Hardware	0.6
Mining	2.1
Miscellaneous Manufacturing	1.1
Oil & Gas	2.1
Pharmaceuticals	3.9
Retail	2.8
Semiconductors	20.5
Shipbuilding	1.2
Telecommunications	1.5
Total Investments	95.1
Other Assets in Excess of Liabilities	4.9
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments

December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 97.6%

Advertising — 0.3%
Interpublic Group of Cos., Inc. (The)	2,590	$60,632
Omnicom Group, Inc.	275	23,405
Total Advertising		84,037

Aerospace/Defense — 1.6%
Arconic, Inc.	617	11,439
Boeing Co. (The)	806	125,478
General Dynamics Corp.	142	24,518
Harris Corp.	177	18,137
L-3 Communications Holdings, Inc.	168	25,554
Lockheed Martin Corp.	73	18,245
Northrop Grumman Corp.	89	20,700
Raytheon Co.	158	22,436
Rockwell Collins, Inc.	772	71,611
TransDigm Group, Inc.	196	48,796
United Technologies Corp.	314	34,421
Total Aerospace/Defense		421,335

Agriculture — 0.7%
Altria Group, Inc.	305	20,624
Archer-Daniels-Midland Co.	1,839	83,951
Philip Morris International, Inc.	602	55,077
Reynolds American, Inc.	578	32,391
Total Agriculture		192,043

Airlines — 0.8%
Delta Air Lines, Inc.	2,743	134,928
Southwest Airlines Co.	1,367	68,131
Total Airlines		203,059

Apparel — 1.7%
Hanesbrands, Inc.(a)	7,083	152,781
Michael Kors Holdings Ltd.*(a)	2,540	109,169
NIKE, Inc., Class B	1,240	63,029
Ralph Lauren Corp.	285	25,741
Under Armour, Inc., Class C*	1,222	30,758
VF Corp.	898	47,908
Total Apparel		429,386

Auto Manufacturers — 1.3%
Ford Motor Co.	10,239	124,199
General Motors Co.	4,145	144,412
PACCAR, Inc.	1,056	67,478
Total Auto Manufacturers		336,089

Auto Parts & Equipment — 1.6%
BorgWarner, Inc.	3,022	119,188
Delphi Automotive PLC	2,023	136,249

Investments	Shares	Value
COMMON STOCKS (continued)

Auto Parts & Equipment (continued)
Goodyear Tire & Rubber Co. (The)	4,761	$146,972
Total Auto Parts & Equipment		402,409

Banks — 3.0%
Bank of America Corp.	622	13,746
Bank of New York Mellon Corp. (The)	1,368	64,816
BB&T Corp.	355	16,692
Capital One Financial Corp.	571	49,814
Citigroup, Inc.	538	31,973
Citizens Financial Group, Inc.	3,678	131,047
Comerica, Inc.	211	14,371
Fifth Third Bancorp	404	10,896
Goldman Sachs Group, Inc. (The)	386	92,428
Huntington Bancshares, Inc.	1,307	17,279
JPMorgan Chase & Co.	166	14,324
KeyCorp	920	16,809
M&T Bank Corp.	84	13,140
Morgan Stanley	789	33,335
Northern Trust Corp.	458	40,785
PNC Financial Services Group, Inc. (The)	201	23,509
Regions Financial Corp.	1,896	27,227
State Street Corp.	531	41,269
SunTrust Banks, Inc.	438	24,024
US Bancorp	360	18,493
Wells Fargo & Co.	844	46,513
Zions Bancorporation(a)	506	21,778
Total Banks		764,268

Beverages — 0.9%
Brown-Forman Corp., Class B	274	12,308
Coca-Cola Co. (The)	318	13,184
Constellation Brands, Inc., Class A	477	73,129
Dr Pepper Snapple Group, Inc.	405	36,721
Molson Coors Brewing Co., Class B	186	18,100
Monster Beverage Corp.*	1,604	71,122
PepsiCo, Inc.	173	18,101
Total Beverages		242,665

Biotechnology — 2.1%
Alexion Pharmaceuticals, Inc.*	1,043	127,611
Amgen, Inc.	289	42,255
Biogen, Inc.*	338	95,850
Celgene Corp.*	1,234	142,835
Illumina, Inc.*(a)	148	18,950
Regeneron Pharmaceuticals, Inc.*	209	76,722

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Biotechnology (continued)
Vertex Pharmaceuticals, Inc.*	586	$43,171
Total Biotechnology		547,394

Building Materials — 2.0%
Fortune Brands Home & Security, Inc.	1,716	91,737
Johnson Controls International PLC	2,079	85,634
Martin Marietta Materials, Inc.	470	104,119
Masco Corp.	3,756	118,765
Vulcan Materials Co.	868	108,630
Total Building Materials		508,885

Chemicals — 1.7%
Albemarle Corp.	164	14,117
CF Industries Holdings, Inc.	479	15,079
Dow Chemical Co. (The)	395	22,602
E.I. du Pont de Nemours & Co.	231	16,955
Eastman Chemical Co.	807	60,695
FMC Corp.	648	36,651
International Flavors & Fragrances, Inc.	168	19,796
LyondellBasell Industries NV, Class A	817	70,082
Monsanto Co.	290	30,511
Mosaic Co. (The)(a)	406	11,908
PPG Industries, Inc.	391	37,051
Praxair, Inc.	478	56,017
Sherwin-Williams Co. (The)	156	41,923
Total Chemicals		433,387

Commercial Services — 3.3%
Automatic Data Processing, Inc.	238	24,462
Cintas Corp.	216	24,961
Ecolab, Inc.	323	37,862
Equifax, Inc.	442	52,258
Global Payments, Inc.	929	64,482
H&R Block, Inc.	3,417	78,557
Moody’s Corp.	379	35,728
Nielsen Holdings PLC	1,411	59,191
PayPal Holdings, Inc.*	739	29,168
Quanta Services, Inc.*	810	28,228
Robert Half International, Inc.	1,533	74,780
S&P Global, Inc.	534	57,426
Total System Services, Inc.	1,460	71,584
United Rentals, Inc.*	1,203	127,013
Verisk Analytics, Inc.*	330	26,786

Investments	Shares	Value
COMMON STOCKS (continued)

Commercial Services (continued)
Western Union Co. (The)	2,164	$47,002
Total Commercial Services		839,488

Computers — 2.3%
Accenture PLC, Class A	267	31,274
Apple, Inc.	646	74,820
Cognizant Technology Solutions Corp., Class A*	2,115	118,503
Hewlett Packard Enterprise Co.	1,800	41,652
HP, Inc.	1,059	15,716
International Business Machines Corp.	79	13,113
NetApp, Inc.	3,070	108,279
Seagate Technology PLC	1,985	75,767
Teradata Corp.*	3,179	86,373
Western Digital Corp.	440	29,898
Total Computers		595,395

Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	377	24,671
Estee Lauder Cos., Inc. (The), Class A	372	28,454
Procter & Gamble Co. (The)	188	15,807
Total Cosmetics/Personal Care		68,932

Distribution/Wholesale — 0.9%
Fastenal Co.	1,071	50,316
LKQ Corp.*	4,063	124,531
W.W. Grainger, Inc.(a)	257	59,688
Total Distribution/Wholesale		234,535

Diversified Financial Services — 5.6%
Affiliated Managers Group, Inc.*	897	130,334
Alliance Data Systems Corp.	632	144,412
American Express Co.	475	35,188
Ameriprise Financial, Inc.	1,328	147,328
BlackRock, Inc.	178	67,736
Charles Schwab Corp. (The)	1,831	72,270
CME Group, Inc.	209	24,108
Discover Financial Services	773	55,726
E*TRADE Financial Corp.*	3,129	108,420
Franklin Resources, Inc.	1,795	71,046
Intercontinental Exchange, Inc.	991	55,912
Invesco Ltd.	3,610	109,528
Legg Mason, Inc.	4,931	147,486
Mastercard, Inc., Class A	488	50,386
Nasdaq, Inc.	723	48,528

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Diversified Financial Services (continued)
Synchrony Financial	565	$20,493
T. Rowe Price Group, Inc.	805	60,584
Visa, Inc., Class A	918	71,622
Total Diversified Financial Services		1,421,107

Electric — 1.7%
AES Corp. (The)	3,908	45,411
Alliant Energy Corp.	413	15,648
Ameren Corp.	319	16,735
American Electric Power Co., Inc.	243	15,299
CMS Energy Corp.	470	19,561
Consolidated Edison, Inc.	164	12,083
Dominion Resources, Inc.	210	16,084
DTE Energy Co.	166	16,353
Duke Energy Corp.	186	14,437
Edison International	211	15,190
Eversource Energy	316	17,453
Exelon Corp.	432	15,332
FirstEnergy Corp.	368	11,397
NextEra Energy, Inc.	148	17,680
NRG Energy, Inc.	3,291	40,348
PG&E Corp.	220	13,369
Pinnacle West Capital Corp.	179	13,967
PPL Corp.	392	13,348
Public Service Enterprise Group, Inc.	821	36,025
SCANA Corp.	220	16,122
Southern Co. (The)	288	14,167
WEC Energy Group, Inc.	305	17,888
Xcel Energy, Inc.	394	16,036
Total Electric		429,933

Electrical Components & Equipment — 0.7%
Acuity Brands, Inc.	435	100,424
AMETEK, Inc.	1,257	61,090
Emerson Electric Co.	427	23,806
Total Electrical Components & Equipment		185,320

Electronics — 1.5%
Agilent Technologies, Inc.	663	30,206
Allegion PLC	1,097	70,208
Amphenol Corp., Class A	239	16,061
Corning, Inc.	676	16,406
FLIR Systems, Inc.	2,094	75,782
Garmin Ltd.(a)	291	14,111
Honeywell International, Inc.	356	41,243

Investments	Shares	Value
COMMON STOCKS (continued)

Electronics (continued)
Mettler-Toledo International, Inc.*	59	$24,695
PerkinElmer, Inc.	714	37,235
TE Connectivity Ltd.	586	40,598
Waters Corp.*	186	24,996
Total Electronics		391,541

Engineering & Construction — 0.5%
Fluor Corp.	1,831	96,164
Jacobs Engineering Group, Inc.*	651	37,107
Total Engineering & Construction		133,271

Environmental Control — 0.4%
Republic Services, Inc.	324	18,484
Stericycle, Inc.*	835	64,328
Waste Management, Inc.	325	23,046
Total Environmental Control		105,858

Food — 2.3%
Campbell Soup Co.	229	13,848
Conagra Brands, Inc.	1,156	45,720
General Mills, Inc.	426	26,314
Hershey Co. (The)	170	17,583
Hormel Foods Corp.	630	21,930
JM Smucker Co. (The)	170	21,770
Kellogg Co.	244	17,985
Kraft Heinz Co. (The)	1,466	128,011
Kroger Co. (The)	1,146	39,549
McCormick & Co., Inc.	204	19,039
Mondelez International, Inc., Class A	1,064	47,167
Safeway, Inc PDC, LLC CVR*(b)	447	0
Safeway, Inc SCRP. CVR*(b)	447	0
Sysco Corp.	326	18,051
Tyson Foods, Inc., Class A	2,494	153,830
Whole Foods Market, Inc.	478	14,703
Total Food		585,500

Forest Products & Paper — 0.2%
International Paper Co.	943	50,036

Gas — 0.3%
CenterPoint Energy, Inc.	643	15,843
NiSource, Inc.	854	18,908
Sempra Energy	398	40,055
Total Gas		74,806

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Hand/Machine Tools — 0.7%
Snap-on, Inc.	777	$133,077
Stanley Black & Decker, Inc.	419	48,055
Total Hand/Machine Tools		181,132

Healthcare – Products — 4.1%
Abbott Laboratories	1,182	45,401
Baxter International, Inc.	907	40,216
Becton Dickinson and Co.	264	43,705
Boston Scientific Corp.*	3,305	71,487
C.R. Bard, Inc.	170	38,192
Cooper Cos., Inc. (The)	387	67,698
Danaher Corp.	612	47,638
DENTSPLY SIRONA, Inc.	585	33,772
Edwards Lifesciences Corp.*	713	66,808
Henry Schein, Inc.*	243	36,866
Hologic, Inc.*	973	39,037
Intuitive Surgical, Inc.*	44	27,903
Medtronic PLC	496	35,330
Patterson Cos., Inc.	1,404	57,606
St. Jude Medical, Inc.	595	47,713
Stryker Corp.	333	39,897
Thermo Fisher Scientific, Inc.	687	96,936
Varian Medical Systems, Inc.*(a)	1,162	104,324
Zimmer Biomet Holdings, Inc.	994	102,581
Total Healthcare – Products		1,043,110

Healthcare – Services — 3.8%
Aetna, Inc.	456	56,548
Anthem, Inc.	476	68,434
Centene Corp.*	2,513	142,010
Cigna Corp.	502	66,962
Davita, Inc.*	1,018	65,356
Envision Healthcare Corp.*	1,861	117,783
HCA Holdings, Inc.*	1,787	132,274
Humana, Inc.	341	69,574
Laboratory Corp. of America Holdings*	610	78,312
Quest Diagnostics, Inc.	415	38,138
UnitedHealth Group, Inc.	617	98,745
Universal Health Services, Inc., Class B	374	39,786
Total Healthcare – Services		973,922

Holding Companies – Diversified — 0.1%
Leucadia National Corp.	838	19,483

Investments	Shares	Value
COMMON STOCKS (continued)

Home Builders — 1.4%
D.R. Horton, Inc.	4,506	$123,149
Lennar Corp., Class A	1,753	75,256
PulteGroup, Inc.	8,022	147,445
Total Home Builders		345,850

Home Furnishings — 1.4%
Harman International Industries, Inc.	1,157	128,612
Leggett & Platt, Inc.(a)	1,395	68,187
Whirlpool Corp.	858	155,959
Total Home Furnishings		352,758

Household Products/Wares — 0.5%
Avery Dennison Corp.	837	58,774
Church & Dwight Co., Inc.	427	18,869
Clorox Co. (The)	141	16,923
Kimberly-Clark Corp.	197	22,482
Total Household Products/Wares		117,048

Housewares — 0.3%
Newell Brands, Inc.	1,777	79,343

Insurance — 5.5%
Aflac, Inc.	400	27,840
Allstate Corp. (The)	1,093	81,013
American International Group, Inc.	1,694	110,635
Aon PLC	512	57,103
Arthur J Gallagher & Co.	720	37,411
Assurant, Inc.	362	33,615
Berkshire Hathaway, Inc., Class B*	175	28,522
Chubb Ltd.	695	91,823
Cincinnati Financial Corp.	237	17,953
Hartford Financial Services Group, Inc. (The)	1,927	91,822
Lincoln National Corp.	1,429	94,700
Marsh & McLennan Cos., Inc.	799	54,004
MetLife, Inc.	1,731	93,284
Principal Financial Group, Inc.	1,884	109,008
Progressive Corp. (The)	1,079	38,305
Prudential Financial, Inc.	1,241	129,139
Torchmark Corp.	407	30,020
Travelers Cos., Inc. (The)	544	66,597
Unum Group	1,424	62,556
Willis Towers Watson PLC(a)	657	80,338
XL Group Ltd (Ireland)	2,162	80,556
Total Insurance		1,416,244

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Internet — 3.2%
Alphabet, Inc., Class A*	134	$106,188
Alphabet, Inc., Class C*	143	110,370
Amazon.com, Inc.*	20	14,998
eBay, Inc.*	1,716	50,948
Expedia, Inc.	1,040	117,811
F5 Networks, Inc.*	453	65,558
Facebook, Inc., Class A*	1,149	132,193
Netflix, Inc.*	83	10,275
Priceline Group, Inc. (The)*	71	104,090
Symantec Corp.	1,196	28,573
TripAdvisor, Inc.*(a)	1,314	60,930
VeriSign, Inc.*(a)	223	16,964
Total Internet		818,898

Iron/Steel — 0.1%
Nucor Corp.	285	16,963

Leisure Time — 1.0%
Harley-Davidson, Inc.	1,787	104,254
Royal Caribbean Cruises Ltd.	1,782	146,195
Total Leisure Time		250,449

Lodging — 0.4%
Marriott International, Inc., Class A	340	28,111
Wyndham Worldwide Corp.	786	60,027
Wynn Resorts Ltd.(a)	161	13,928
Total Lodging		102,066

Machinery – Construction & Mining — 0.1%
Caterpillar, Inc.	162	15,024

Machinery – Diversified — 0.8%
Cummins, Inc.	587	80,225
Deere & Co.	125	12,880
Flowserve Corp.	919	44,158
Rockwell Automation, Inc.	123	16,531
Roper Technologies, Inc.	166	30,391
Xylem, Inc.	566	28,029
Total Machinery – Diversified		212,214

Media — 4.0%
CBS Corp., Class B	2,098	133,475
Charter Communications, Inc., Class A*	55	15,836
Discovery Communications, Inc., Class A*(a)	4,757	130,389
Discovery Communications, Inc., Class C*	4,982	133,418

Investments	Shares	Value
COMMON STOCKS (continued)

Media (continued)
News Corp., Class A	1,211	$13,878
News Corp., Class B	1,153	13,605
Scripps Networks Interactive, Inc., Class A	1,456	103,915
TEGNA, Inc.	6,926	148,147
Time Warner, Inc.	766	73,942
Twenty-First Century Fox, Inc., Class A	3,927	110,113
Twenty-First Century Fox, Inc., Class B	3,963	107,992
Walt Disney Co. (The)	349	36,373
Total Media		1,021,083

Mining — 0.5%
Freeport-McMoRan, Inc.*	10,639	140,328

Miscellaneous Manufacturing — 1.3%
3M Co.	198	35,357
Dover Corp.	443	33,194
Eaton Corp. PLC	951	63,803
General Electric Co.	1,287	40,669
Illinois Tool Works, Inc.	113	13,838
Ingersoll-Rand PLC	432	32,417
Parker-Hannifin Corp.	186	26,040
Pentair PLC (United Kingdom)	945	52,986
Textron, Inc.	892	43,316
Total Miscellaneous Manufacturing		341,620

Office/Business Equipment — 1.1%
Pitney Bowes, Inc.	9,338	141,844
Xerox Corp.	15,462	134,983
Total Office/Business Equipment		276,827

Oil & Gas — 0.7%
Cabot Oil & Gas Corp.	637	14,880
Chevron Corp.	859	101,104
Devon Energy Corp.	235	10,732
Marathon Petroleum Corp.	263	13,242
Newfield Exploration Co.*	263	10,652
Phillips 66	202	17,455
Valero Energy Corp.	171	11,683
Total Oil & Gas		179,748

Oil & Gas Services — 0.0%**
Schlumberger Ltd.	138	11,585

Packaging & Containers — 1.1%
Ball Corp.	1,027	77,097

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Packaging & Containers (continued)
Owens-Illinois, Inc.*	8,354	$145,443
Sealed Air Corp.	1,061	48,106
WestRock Co.	207	10,509
Total Packaging & Containers		281,155

Pharmaceuticals — 6.1%
AbbVie, Inc.	2,315	144,965
Allergan PLC*	640	134,406
AmerisourceBergen Corp.	980	76,626
Bristol-Myers Squibb Co.	1,457	85,147
Cardinal Health, Inc.	1,606	115,584
Eli Lilly & Co.	1,085	79,802
Endo International PLC*	10,286	169,411
Express Scripts Holding Co.*	1,834	126,161
Johnson & Johnson	177	20,392
Mallinckrodt PLC*	2,552	127,141
McKesson Corp.	909	127,669
Mead Johnson Nutrition Co.	274	19,388
Merck & Co., Inc.	691	40,679
Mylan NV*	3,885	148,213
Perrigo Co. PLC	684	56,929
Pfizer, Inc.	1,436	46,641
Zoetis, Inc.	679	36,347
Total Pharmaceuticals		1,555,501

Pipelines — 0.2%
Kinder Morgan, Inc.	574	11,888
ONEOK, Inc.	192	11,023
Spectra Energy Corp.	333	13,683
Williams Cos., Inc. (The)	524	16,317
Total Pipelines		52,911

Real Estate — 0.4%
CBRE Group, Inc., Class A*	3,664	115,379

Real Estate Investment Trust — 1.1%
American Tower Corp.	200	21,136
AvalonBay Communities, Inc.	73	12,932
Boston Properties, Inc.	95	11,949
Crown Castle International Corp.	126	10,933
Equinix, Inc.	37	13,224
Equity Residential	184	11,842
Essex Property Trust, Inc.	47	10,928
Extra Space Storage, Inc.	212	16,375
Federal Realty Investment Trust	75	10,658
General Growth Properties, Inc.	445	11,116

Investments	Shares	Value
COMMON STOCKS (continued)

Real Estate Investment Trust (continued)
HCP, Inc.	423	$12,572
Host Hotels & Resorts, Inc.	624	11,756
Iron Mountain, Inc.	400	12,992
Kimco Realty Corp.	451	11,347
Macerich Co. (The)	152	10,768
Mid-America Apartment Communities, Inc.	131	12,828
Prologis, Inc.	199	10,505
Public Storage	57	12,740
Simon Property Group, Inc.	78	13,858
SL Green Realty Corp.	97	10,432
Ventas, Inc.	179	11,191
Welltower, Inc.	169	11,311
Weyerhaeuser Co.	367	11,043
Total Real Estate Investment Trust		284,436

Retail — 8.3%
Advance Auto Parts, Inc.	136	23,000
AutoNation, Inc.*	1,887	91,802
AutoZone, Inc.*	86	67,922
Bed Bath & Beyond, Inc.	1,816	73,802
Best Buy Co., Inc.	1,882	80,305
CarMax, Inc.*(a)	1,527	98,323
Chipotle Mexican Grill, Inc.*(a)	48	18,111
Coach, Inc.	1,476	51,689
Costco Wholesale Corp.	115	18,413
CVS Health Corp.	1,479	116,708
Darden Restaurants, Inc.	526	38,251
Dollar General Corp.	984	72,885
Dollar Tree, Inc.*	883	68,150
Foot Locker, Inc.	821	58,201
Gap, Inc. (The)	4,106	92,139
Genuine Parts Co.	130	12,420
Home Depot, Inc. (The)	634	85,007
Kohl’s Corp.	699	34,517
L Brands, Inc.	771	50,763
Lowe’s Cos., Inc.	1,676	119,197
Macy’s, Inc.	1,680	60,161
McDonald’s Corp.	263	32,012
Nordstrom, Inc.	322	15,433
O’Reilly Automotive, Inc.*	214	59,580
PVH Corp.	638	57,573
Ross Stores, Inc.	491	32,210
Signet Jewelers Ltd.	1,070	100,858

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Retail (continued)
Staples, Inc.	1,615	$14,616
Starbucks Corp.	562	31,202
Target Corp.	414	29,903
Tiffany & Co.(a)	360	27,875
TJX Cos., Inc. (The)	405	30,428
Tractor Supply Co.	689	52,233
Ulta Salon, Cosmetics & Fragrance, Inc.*	216	55,067
Urban Outfitters, Inc.*	2,988	85,098
Walgreens Boots Alliance, Inc.	755	62,484
Wal-Mart Stores, Inc.	206	14,239
Yum! Brands, Inc.	1,308	82,836
Total Retail		2,115,413

Savings & Loans — 0.1%
People’s United Financial, Inc.	1,241	24,026

Semiconductors — 4.6%
Analog Devices, Inc.	425	30,863
Applied Materials, Inc.	4,451	143,634
Broadcom Ltd. (Singapore)	783	138,411
Intel Corp.	2,111	76,566
KLA-Tencor Corp.	1,767	139,028
Lam Research Corp.	1,231	130,154
Linear Technology Corp.	285	17,770
Microchip Technology, Inc.(a)	1,120	71,848
NVIDIA Corp.	137	14,623
Qorvo, Inc.*	2,705	142,635
QUALCOMM, Inc.	1,291	84,173
Skyworks Solutions, Inc.	1,919	143,272
Texas Instruments, Inc.	432	31,523
Xilinx, Inc.	275	16,602
Total Semiconductors		1,181,102

Software — 3.1%
Activision Blizzard, Inc.	3,892	140,540
Adobe Systems, Inc.*	808	83,184
Akamai Technologies, Inc.*	717	47,810
CA, Inc.	799	25,384
Cerner Corp.*	1,712	81,097
Citrix Systems, Inc.*	577	51,532
Dun & Bradstreet Corp. (The)	110	13,345
Electronic Arts, Inc.*(a)	645	50,800
Fidelity National Information Services, Inc.	882	66,715
Fiserv, Inc.*	355	37,729

Investments	Shares	Value
COMMON STOCKS (continued)

Software (continued)
Intuit, Inc.	474	$54,325
Microsoft Corp.	402	24,980
Oracle Corp.	1,399	53,792
Paychex, Inc.	274	16,681
Red Hat, Inc.*	434	30,250
salesforce.com, Inc.*	315	21,565
Total Software		799,729

Telecommunications — 1.0%
AT&T, Inc.	424	18,033
Cisco Systems, Inc.	1,573	47,536
Juniper Networks, Inc.	4,447	125,672
Level 3 Communications, Inc.*	636	35,845
Motorola Solutions, Inc.	251	20,805
Verizon Communications, Inc.	328	17,509
Total Telecommunications		265,400

Textiles — 0.4%
Mohawk Industries, Inc.*	490	97,843

Toys/Games/Hobbies — 0.4%
Hasbro, Inc.(a)	701	54,531
Mattel, Inc.	1,535	42,289
Total Toys/Games/Hobbies		96,820

Transportation — 2.0%
C.H. Robinson Worldwide, Inc.	431	31,575
CSX Corp.	580	20,839
Expeditors International of Washington, Inc.	495	26,215
FedEx Corp.	441	82,114
JB Hunt Transport Services, Inc.	551	53,486
Kansas City Southern	894	75,856
Norfolk Southern Corp.	318	34,366
Ryder System, Inc.	1,513	112,628
Union Pacific Corp.	388	40,228
United Parcel Service, Inc., Class B	233	26,711
Total Transportation		504,018

Water — 0.1%
American Water Works Co., Inc.	247	17,873
Total Common Stocks (Cost $23,512,841)		24,987,980

MONEY MARKET FUND — 2.5%
BlackRock Liquidity Funds FedFund Portfolio, 0.42%(c) (Cost $640,094)	640,094	640,094

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENT — 1.0%(d)

RBC Dominion Securities, Inc., dated 12/30/16, due 01/03/17, 0.52%, total to be received $249,271, (collateralized by various U.S. Government Agency Obligations, 0.88% – 7.00%, 02/13/17 – 01/01/47, totaling $253,530)

(Cost $249,264)	$249,264	$249,264
Total Investments — 101.1%
(Cost $24,402,199)		25,877,338
Liabilities in Excess of Other Assets — (1.1%)		(280,087)
Net Assets — 100.0%		$25,597,251

____________

CVR — Contingent Value Rights

PLC — Public Limited Company

*        Non-income producing security.

**       Less than 0.05%.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,002,807; the aggregate market value of the collateral held by the fund is $1,023,985. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $774,721.

(b)     Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.

(c)     Rate shown reflects the 7-day yield as of December 31, 2016.

(d)    Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	0.3%
Aerospace/Defense	1.6
Agriculture	0.7
Airlines	0.8
Apparel	1.7
Auto Manufacturers	1.3
Auto Parts & Equipment	1.6
Banks	3.0
Beverages	0.9
Biotechnology	2.1
Building Materials	2.0

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Chemicals	1.7%
Commercial Services	3.3
Computers	2.3
Cosmetics/Personal Care	0.3
Distribution/Wholesale	0.9
Diversified Financial Services	5.6
Electric	1.7
Electrical Components & Equipment	0.7
Electronics	1.5
Engineering & Construction	0.5
Environmental Control	0.4
Food	2.3
Forest Products & Paper	0.2
Gas	0.3
Hand/Machine Tools	0.7
Healthcare – Products	4.1
Healthcare – Services	3.8
Holding Companies – Diversified	0.1
Home Builders	1.4
Home Furnishings	1.4
Household Products/Wares	0.5
Housewares	0.3
Insurance	5.5
Internet	3.2
Iron/Steel	0.1
Leisure Time	1.0
Lodging	0.4
Machinery – Construction & Mining	0.1
Machinery – Diversified	0.8
Media	4.0
Mining	0.5
Miscellaneous Manufacturing	1.3
Office/Business Equipment	1.1
Oil & Gas	0.7
Oil & Gas Services	0.0 **
Packaging & Containers	1.1
Pharmaceuticals	6.1
Pipelines	0.2
Real Estate	0.4
Real Estate Investment Trust	1.1
Retail	8.3
Savings & Loans	0.1

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Semiconductors	4.6%
Software	3.1
Telecommunications	1.0
Textiles	0.4
Toys/Games/Hobbies	0.4
Transportation	2.0
Water	0.1
Money Market Fund	2.5
Repurchase Agreement	1.0
Total Investments	101.1
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

____________

**       Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA GLOBAL BOND ETF

Schedule of Investments

December 31, 2016 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 99.2%

Asset Allocation Fund — 6.9%
SPDR Bloomberg Barclays Convertible Securities ETF	28,671	$1,308,831

Debt Fund — 92.3%
AdvisorShares Peritus High Yield ETF†	58,388	2,081,532
iShares iBoxx $ Investment Grade Corporate Bond ETF	19,083	2,236,146
PIMCO 1 - 5 Year U.S. TIPS Index ETF	14,185	744,287
PowerShares Emerging Markets Sovereign Debt Portfolio	39,879	1,126,981
PowerShares Financial Preferred Portfolio(a)	108,450	1,947,762
PowerShares Fundamental Investment Grade Corporate Bond Portfolio(a)	29,383	741,042
PowerShares International Corporate Bond Portfolio	37,505	918,497
PowerShares National AMT-Free Municipal Bond Portfolio(a)	22,761	566,521
PowerShares Senior Loan Portfolio	63,801	1,490,391
SPDR Bloomberg Barclays High Yield Bond ETF	15,407	561,585
SPDR Nuveen S&P High Yield Municipal Bond ETF(a)	15,183	849,793
Vanguard Intermediate-Term Government Bond ETF	8,663	553,739
Vanguard Long-Term Government Bond ETF	7,537	555,402
Vanguard Mortgage-Backed Securities ETF	35,300	1,845,837
WisdomTree Emerging Markets Corporate Bond Fund(a)	16,084	1,118,964
Total Debt Fund		17,338,479
Total Exchange Traded Funds
(Cost $18,908,071)		18,647,310

MONEY MARKET FUND — 0.8%
BlackRock Liquidity Funds FedFund Portfolio, 0.42%(b) (Cost $151,571)	151,571	151,571

Investments	Principal	Value
REPURCHASE AGREEMENTS — 12.0%(c)
Citigroup Global Markets, Inc., dated 12/30/16, due 01/03/17, 0.53%, total to be received $523,427, (collateralized by various U.S. Government Agency Obligations, 2.00% – 8.50%, 12/01/17 – 01/01/47, totaling $532,211)	$523,412	$523,412
JP Morgan Securities LLC, dated 12/30/16, due 01/03/17, 0.50%, total to be received $155,125, (collateralized by various U.S. Government Agency Obligations, 0.00% – 1.38%, 04/13/17 – 08/31/21, totaling $157,829)	155,121	155,121
Merrill Lynch Pierce Fenner & Smith, Inc., dated 12/30/16, due 01/03/17, 0.50%, total to be received $523,427, (collateralized by various U.S. Government Agency Obligations, 1.74% – 6.00%, 08/01/22 – 01/15/49, totaling $532,494)	523,412	523,412
Mizuho Securities USA, Inc., dated 12/30/16, due 01/03/17, 0.48%, total to be received $523,426, (collateralized by various U.S. Government Agency Obligations, 2.00% – 6.50%, 07/01/24 – 09/20/46, totaling $532,537)	523,412	523,412
RBC Dominion Securities, Inc., dated 12/30/16, due 01/03/17, 0.52%, total to be received $523,427, (collateralized by various U.S. Government Agency Obligations, 0.88% – 7.00%, 02/13/17 – 01/01/47, totaling $532,370)	523,412	523,412
Total Repurchase Agreements
(Cost $2,248,769)		2,248,769
Total Investments — 112.0%
(Cost $21,308,411)		21,047,650
Liabilities in Excess of Other Assets — (12.0%)		(2,260,622)
Net Assets — 100.0%		$18,787,028

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA GLOBAL BOND ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

____________

ETF — Exchange Traded Fund

TIPS — Treasury Inflation Protected Securities

†       Affiliated Company.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,184,624; the aggregate market value of the collateral held by the fund is $2,248,769.

(b)     Rate shown reflects the 7-day yield as of December 31, 2016.

(c)     Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Asset Allocation Fund	6.9%
Debt Fund	92.3
Money Market Fund	0.8
Repurchase Agreements	12.0
Total Investments	112.0
Liabilities in Excess of Other Assets	(12.0)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments

December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 98.3%

ARGENTINA — 0.5%
Banco Macro SA(a)	306	$19,691
Grupo Financiero Galicia SA(a)(b)	898	24,174
Telecom Argentina SA(a)(b)	1,958	35,577
Total Argentina		79,442

BRAZIL — 4.9%
Banco Bradesco SA(a)	6,449	56,171
Banco Santander Brasil SA(a)(b)	4,062	36,111
Cia Brasileira de Distribuicao Grupo Pao de Acucar(a)(b)	9,713	160,750
Cia de Saneamento Basico do Estado de Sao Paulo(a)	17,425	151,249
Embraer SA(a)	3,796	73,073
Fibria Celulose SA(a)(b)	16,523	158,786
Telefonica Brasil SA(a)	6,388	85,472
Total Brazil		721,612

CANADA — 2.4%
Canadian Solar, Inc.*(b)	7,630	92,933
CGI Group, Inc., Class A*(b)	1,015	48,750
Gildan Activewear, Inc.	1,089	27,628
Magna International, Inc.	1,518	65,881
Manulife Financial Corp.	1,058	18,854
Silver Wheaton Corp.(b)	5,014	96,871
Total Canada		350,917

CHILE — 1.4%
Enel Generacion Chile SA(a)	2,479	48,192
Itau Corpbanca(a)	10,763	133,892
Sociedad Quimica y Minera de Chile SA(a)	1,058	30,311
Total Chile		212,395

CHINA — 19.2%
500.com Ltd., Class A*(a)(b)	10,641	163,127
51job, Inc.*(a)(b)	1,965	66,417
AirMedia Group, Inc.*(a)(b)	63,127	155,292
Alibaba Group Holding Ltd.*(a)(b)	5,065	444,758
Autohome, Inc.*(a)	2,168	54,807
Baidu, Inc.*(a)	260	42,747
Baozun, Inc.*(a)	3,207	38,708
Bitauto Holdings Ltd.*(a)(b)	7,521	142,448
China Lodging Group Ltd.*(a)	763	39,554
Daqo New Energy Corp.*(a)(b)	5,605	108,176
Fanhua, Inc.*(a)(b)	7,864	65,114
Huaneng Power International, Inc.(a)(b)	4,934	128,481
iKang Healthcare Group, Inc.*(a)(b)	8,546	148,102

Investments	Shares	Value
COMMON STOCKS (continued)

CHINA (continued)
Jumei International Holding Ltd.*(a)(b)	34,926	$174,979
KongZhong Corp.*(a)(b)	10,858	75,355
NetEase, Inc.(a)	333	71,708
New Oriental Education & Technology Group, Inc.*(a)	1,066	44,879
Noah Holdings Ltd.*(a)(b)	3,763	82,523
NQ Mobile, Inc., Class A*(a)(b)	37,047	119,291
Semiconductor Manufacturing International Corp.*(a)(b)	8,552	65,166
Tarena International, Inc.(a)	8,311	124,582
Trina Solar Ltd.*(a)(b)	13,925	129,503
Vipshop Holdings Ltd.*(a)	11,605	127,771
Xinyuan Real Estate Co., Ltd.(a)	13,480	66,861
YY, Inc.*(a)	3,479	137,142
Total China		2,817,491

COLOMBIA — 1.0%
Ecopetrol SA*(a)(b)	15,990	144,709

FRANCE — 4.0%
Criteo SA*(a)	14,355	589,703

INDIA — 1.1%
HDFC Bank Ltd.(a)	1,311	79,552
Infosys Ltd.(a)	1,860	27,584
WNS Holdings Ltd.*(a)	1,839	50,664
Total India		157,800

IRELAND — 4.8%
Fly Leasing Ltd.*(a)	36,507	485,543
Trinity Biotech PLC*(a)	32,780	226,838
Total Ireland		712,381

ISRAEL — 4.2%
Teva Pharmaceutical Industries Ltd.(a)	16,924	613,495

ITALY — 2.4%
Eni SpA(a)(b)	10,852	349,868

LUXEMBOURG — 5.0%
Ternium SA(a)	30,150	728,122

MEXICO — 0.1%
Controladora Vuela Cia de Aviacion SAB de CV*(a)	1,149	17,281

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

NETHERLANDS — 18.0%
Aegon NV(c)	124,211	$686,887
Royal Dutch Shell PLC, Class A(a)	12,394	673,986
Royal Dutch Shell PLC, Class B(a)(b)	9,256	536,570
VimpelCom Ltd.(a)(b)	191,905	738,834
Total Netherlands		2,636,277

NORWAY — 1.3%
Statoil ASA(a)(b)	10,925	199,272

PERU — 0.8%
Cia de Minas Buenaventura SAA(a)	8,639	97,448
Grana y Montero SAA(a)	3,494	24,982
Total Peru		122,430

RUSSIA — 0.7%
Mobile TeleSystems PJSC(a)	4,164	37,934
QIWI PLC(a)	4,674	59,687
Total Russia		97,621

SOUTH AFRICA — 0.2%
Mix Telematics Ltd.(a)	4,067	25,175

SOUTH KOREA — 0.4%
Hanwha Q CELLS Co. Ltd.*(a)(b)	7,070	57,691

SPAIN — 2.6%
Grifols SA(a)	23,422	376,392

SWITZERLAND — 6.0%
Credit Suisse Group AG*(a)	20,378	291,609
STMicroelectronics NV(b)(c)	51,425	583,674
Total Switzerland		875,283

TAIWAN — 4.1%
AU Optronics Corp.(a)	21,253	75,236
Himax Technologies, Inc.(a)(b)	18,509	111,794
Silicon Motion Technology Corp.(a)	2,694	114,441
Siliconware Precision Industries Co., Ltd.(a)	11,598	84,665
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	1,817	52,239

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

TAIWAN (continued)
United Microelectronics Corp.(a)	89,810	$157,168
Total Taiwan		595,543

UNITED KINGDOM — 8.0%
AstraZeneca PLC(a)(b)	15,632	427,067
BP PLC(a)	13,095	489,491
GlaxoSmithKline PLC(a)	6,624	255,090
Total United Kingdom		1,171,648

UNITED STATES — 5.2%
Mitel Networks Corp.*(b)	10,753	73,120
Resolute Forest Products, Inc.*	8,924	47,743
Shire PLC(a)	2,328	396,645
Uranium Energy Corp.*(b)	113,066	126,634
Valeant Pharmaceuticals International, Inc.*(b)	8,571	124,451
Total United States		768,593
Total Common Stocks
(Cost $14,114,295)		14,421,141

MONEY MARKET FUND — 1.9%
BlackRock Liquidity Funds FedFund Portfolio, 0.42%(d) (Cost $272,263)	272,263	272,263

REPURCHASE AGREEMENTS — 20.6%(e)
BNP Paribas Securities Corp., dated 12/30/16, due 01/03/17, 0.50%, total to be received $704,547, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.88%, 04/30/18 – 12/20/46, totaling $716,536)	$704,527	704,527
Citigroup Global Markets, Inc., dated 12/30/16, due 01/03/17, 0.53%, total to be received $704,548, (collateralized by various U.S. Government Agency Obligations, 2.00% – 8.50%, 12/01/17 – 01/01/47, totaling $716,370)	704,527	704,527

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
JP Morgan Securities LLC, dated 12/30/16, due 01/03/17, 0.50%, total to be received $208,823, (collateralized by various U.S. Government Agency Obligations, 0.00% – 1.38%, 04/13/17 – 08/31/21, totaling $212,462)	$208,817	$208,817
Merrill Lynch Pierce Fenner & Smith, Inc., dated 12/30/16, due 01/03/17, 0.50%, total to be received $704,547, (collateralized by various U.S. Government Agency Obligations, 1.74% – 6.00%, 08/01/22 – 01/15/49, totaling $716,751)	704,527	704,527
RBC Dominion Securities, Inc., dated 12/30/16, due 01/03/17, 0.52%, total to be received $704,547, (collateralized by various U.S. Government Agency Obligations, 0.88% – 7.00%, 02/13/17 – 01/01/47, totaling $716,584)	704,527	704,527
Total Repurchase Agreements
(Cost $3,026,925)		3,026,925
Total Investments — 120.8%
(Cost $17,413,483)		17,720,329
Liabilities in Excess of Other Assets — (20.8%)		(3,050,180)
Net Assets — 100.0%		$14,670,149

____________

PLC — Public Limited Company

*        Non-income producing security.

(a)     American Depositary Receipt.

(b)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,564,894; the aggregate market value of the collateral held by the fund is $3,683,633. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $656,708.

(c)     Registered Shares.

(d)    Rate shown reflects the 7-day yield as of December 31, 2016.

(e)     Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	1.1%
Aerospace/Defense	0.5
Airlines	0.1
Apparel	0.2
Auto Parts & Equipment	0.4
Banks	4.4
Chemicals	0.9
Commercial Services	1.6
Computers	0.9
Diversified Financial Services	3.9
Electric	1.2
Electronics	0.5
Energy – Alternate Sources	1.9
Entertainment	1.1
Food	1.1
Forest Products & Paper	1.4
Healthcare – Products	1.5
Healthcare – Services	1.0
Holding Companies – Diversified	0.2
Insurance	5.2
Internet	11.2
Iron/Steel	5.0
Lodging	0.3
Mining	2.2
Oil & Gas	16.3
Pharmaceuticals	14.9
Real Estate	0.5
Retail	1.2
Semiconductors	8.0
Software	2.0
Telecommunications	6.6
Water	1.0
Money Market Fund	1.9
Repurchase Agreements	20.6
Total Investments	120.8
Liabilities in Excess of Other Assets	(20.8)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MARKET ADAPTIVE UNCONSTRAINED INCOME ETF

Schedule of Investments

December 31, 2016 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 97.0%

Debt Fund — 97.0%
iShares 20+ Year Treasury Bond ETF	2,685	$319,864
iShares 7-10 Year Treasury Bond ETF	1,694	177,565
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,011	118,469
iShares JPMorgan USD Emerging Markets Bond ETF	1,605	176,903
SPDR Bloomberg Barclays High Yield Bond ETF	9,759	355,716
Total Exchange Traded Funds
(Cost $1,141,697)		1,148,517

MONEY MARKET FUND — 9.8%
Goldman Sachs Financial Square Funds – Treasury Instruments Fund, 0.35%(a) (Cost $116,539)	116,539	116,539
Total Investments — 106.8%
(Cost $1,258,236)		1,265,056
Liabilities in Excess of Other Assets — (6.8%)		(80,644)
Net Assets — 100.0%		$1,184,412

____________

ETF — Exchange Traded Fund

(a)     Rate shown reflects the 7-day yield as of December 31, 2016.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Debt Fund	97.0%
Money Market Fund	9.8
Total Investments	106.8
Liabilities in Excess of Other Assets	(6.8)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MEIDELL TACTICAL ADVANTAGE ETF

Schedule of Investments

December 31, 2016 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS — 54.5%

Debt Fund — 9.7%
iShares 7-10 Year Treasury Bond ETF	13,478	$1,412,764

Equity Fund — 44.8%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF(a)	25,344	711,153
iShares Core S&P Small-Cap ETF	32,024	4,403,940
Wisdomtree Europe Hedged Equity Fund(a)	25,234	1,448,431
Total Equity Fund		6,563,524
Total Exchange Traded Funds
(Cost $7,500,928)		7,976,288

MONEY MARKET FUND — 3.2%
Dreyfus Institutional Treasury and Agency Cash Advantage Fund, 0.42%(b) (Cost $469,434)	469,434	469,434

REPURCHASE AGREEMENTS — 13.1%(c)
BNP Paribas Securities Corp., dated 12/30/16, due 01/03/17, 0.50%, total to be received $446,260, (collateralized by various U.S. Government Agency Obligations, 0.00%–7.88%, 04/30/18–12/20/46, totaling $453,855)	$446,248	446,248
Citigroup Global Markets, Inc., dated 12/30/16, due 01/03/17, 0.53%, total to be received $446,261, (collateralized by various U.S. Government Agency Obligations, 2.00% – 8.50%, 12/01/17 – 01/01/47, totaling $453,750)	446,248	446,248
JP Morgan Securities LLC, dated 12/30/16, due 01/03/17, 0.50%, total to be received $132,268, (collateralized by various U.S. Government Agency Obligations, 0.00% – 1.38%, 04/13/17 – 08/31/21, totaling $134,573)	132,264	132,264
Merrill Lynch Pierce Fenner & Smith, Inc., dated 12/30/16, due 01/03/17, 0.50%, total to be received $446,260, (collateralized by various U.S. Government Agency Obligations, 1.74% – 6.00%, 08/01/22 – 01/15/49, totaling $453,991)	446,248	446,248

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)

RBC Dominion Securities, Inc., dated 12/30/16, due 01/03/17, 0.52%, total to be received $446,261, (collateralized by various U.S. Government Agency Obligations, 0.88% – 7.00%, 02/13/17 – 01/01/47, totaling $453,885)	$446,248	$446,248
Total Repurchase Agreements
(Cost $1,917,256)		1,917,256
Total Investments — 70.8%
(Cost $9,887,618)		10,362,978
Other Assets in Excess of Liabilities — 29.2%		4,280,490
Net Assets — 100.0%		$14,643,468

____________

ETF — Exchange Traded Fund

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,752,960; the aggregate market value of the collateral held by the fund is $2,812,866. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $895,610.

(b)     Rate shown reflects the 7-day yield as of December 31, 2016.

(c)     Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Debt Fund	9.7%
Equity Fund	44.8
Money Market Fund	3.2
Repurchase Agreements	13.1
Total Investments	70.8
Other Assets in Excess of Liabilities	29.2
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MORGAN CREEK GLOBAL TACTICAL ETF

Schedule of Investments

December 31, 2016 (Unaudited)

Investments	Shares/Principal	Value
EXCHANGE TRADED FUNDS — 41.1%

Commodity Fund — 2.6%
SPDR Gold Shares*(a)	1,801	$197,408

Currency Fund — 4.8%
PowerShares DB US Dollar Index Bullish Fund*	7,124	188,501
ProShares UltraShort Euro*(a)	6,150	166,542
Total Currency Fund		355,043

Debt Fund — 4.1%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares*(a)	16,792	303,767

Equity Fund — 29.6%
Direxion Daily S&P 500 Bull 3X*	3,731	402,015
iShares Residential Real Estate Capped ETF	3,050	189,131
ProShares UltraPro QQQ*	2,893	368,076
ProShares UltraShort Financials*	1,140	34,884
Technology Select Sector SPDR Fund	10,776	521,127
Vanguard Global ex-U.S. Real Estate ETF	5,766	285,821
WisdomTree India Earnings Fund(a)	1,869	37,754
WisdomTree Japan Hedged Equity Fund	7,392	366,200
Total Equity Fund		2,205,008
Total Exchange Traded Funds
(Cost $2,802,250)		3,061,226

CLOSED-END FUND — 2.6%

Country Fund — 2.6%
Morgan Stanley China A Share Fund, Inc.
(Cost $276,127)	11,553	196,285

MONEY MARKET FUND — 56.8%
Goldman Sachs Financial Square Fund, 0.35%(b) (Cost $4,234,392)	4,234,392	4,234,392

REPURCHASE AGREEMENTS — 7.3%(c)
Citigroup Global Markets, Inc., dated 12/30/16, due 01/03/17, 0.53%, total to be received $250,007, (collateralized by various U.S. Government Agency Obligations, 2.00% – 8.50%, 12/01/17 – 01/01/47, totaling $254,202)	$250,000	250,000

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)

JP Morgan Securities LLC, dated 12/30/16, due 01/03/17, 0.50%, total to be received $45,538, (collateralized by various U.S. Government Agency Obligations, 0.00% – 1.38%, 04/13/17 – 08/31/21, totaling $46,332)	$45,537	$45,537
RBC Dominion Securities, Inc., dated 12/30/16, due 01/03/17, 0.52%, total to be received $250,007, (collateralized by various U.S. Government Agency Obligations, 0.88% – 7.00%, 02/13/17 – 01/01/47, totaling $254,279)	250,000	250,000
Total Repurchase Agreements
(Cost $545,537)		545,537
Total Investments — 107.8%
(Cost $7,858,306)		8,037,440
Liabilities in Excess of Other Assets — (7.8%)		(578,356)
Net Assets — 100.0%		$7,459,084

____________

ETF — Exchange Traded Fund

*        Non-income producing security.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $531,756; the aggregate market value of the collateral held by the fund is $545,537.

(b)     Rate shown reflects the 7-day yield as of December 31, 2016.

(c)     Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commodity Fund	2.6%
Country Fund	2.6
Currency Fund	4.8
Debt Fund	4.1
Equity Fund	29.6
Money Market Fund	56.8
Repurchase Agreements	7.3
Total Investments	107.8
Liabilities in Excess of Other Assets	(7.8)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

December 31, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES — 32.2%

Commercial Mortgage Backed Securities — 13.0%
Access Point Funding I LLC, Class A, Series 2015-A, 2.61%, 04/15/20‡	$49,905	$49,968
Aventura Mall Trust, Class C, Series 2013-AVM, 3.74%, 12/05/32@‡	250,000	258,590
Aventura Mall Trust, Class A, Series 2013-AVM, 3.74%, 12/05/32@‡	1,015,000	1,067,483
Banc of America Commercial Mortgage Trust, Class A4, Series 2007-2, 5.64%, 04/10/49@	82,526	82,466
Banc of America Commercial Mortgage Trust, Class AM, Series 2007-4, 5.81%, 02/10/51@	475,000	483,822
Bayview Commercial Asset Trust, Class A3, Series 2008-1, 2.26%, 01/25/38@‡	176,474	173,528
Bcrr Trust, Class 2A1, Series 2009-1, 5.86%, 07/17/40@‡	45,438	45,437
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW18, 5.70%, 06/11/50	834,221	852,254
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW17, 5.69%, 06/11/50@	544,943	554,429
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2007-PW17, 5.92%, 06/11/50@	990,000	1,011,519
Citigroup Commercial Mortgage Trust, Class A, Series 2016-SMPL, 2.23%, 09/10/31‡	470,000	458,717
Citigroup Commercial Mortgage Trust, Class A1A, Series 2007-C6, 5.71%, 12/10/49@	1,304,508	1,315,985
Citigroup Commercial Mortgage Trust, Class A4, Series 2007-C6, 5.71%, 12/10/49@	140,000	141,226
Citigroup Commercial Mortgage Trust, Class AM, Series 2008-C7, 6.14%, 12/10/49@	530,000	545,193

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust, Class MLSR, Series 2010-RR3, 5.73%, 06/14/50@‡	$878,975	$880,808
Colony Multifamily Mortgage Trust, Class A, Series 2014-1, 2.54%, 04/20/50‡	569,524	566,331
Commercial Mortgage Lease-Backed Certificates, Class A3, Series 2001-CMLB, 7.47%, 06/20/31@‡	460,000	524,480
Commercial Mortgage Trust, Class AM, Series 2007-GG11, 5.87%, 12/10/49@	1,532,000	1,565,919
Credit Suisse Commercial Mortgage Trust, Class A, Series 2016-BDWN, 3.41%, 02/15/29@‡	600,000	605,695
Credit Suisse Commercial Mortgage Trust, Class A1A, Series 2007-C1, 5.36%, 02/15/40	81,544	81,447
GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/34@‡	200,000	201,160
GS Mortgage Securities Trust, Class A4, Series 2007-GG10, 5.79%, 08/10/45@	829,574	835,756
GS Mortgage Securities Trust, Class A1A, Series 2007-GG10, 5.79%, 08/10/45@	2,151,532	2,173,682
Hilton USA Trust, Class B, Series 2016-SFP, 3.32%, 11/05/35‡	535,000	529,887
JPMBB Commercial Mortgage Securities Trust, Class A4, Series 2014-C22, 3.80%, 09/15/47	809,000	846,020
JPMorgan Chase Commercial Mortgage Securities Trust, Class B, Series 2015-SGP, 3.45%, 07/15/36@‡	535,000	539,435
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2006-LDP7, 5.93%, 04/17/45@	96,515	96,371
JPMorgan Chase Commercial Mortgage Securities Trust, Class A3, Series 2011-C4, 4.11%, 07/15/46‡	757,950	780,200

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2006-LDP9, 5.37%, 05/15/47	$736,053	$735,819
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2007-LDPX, 5.46%, 01/15/49@	465,000	461,163
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2007-CB19, 5.71%, 02/12/49@	1,353,093	1,361,320
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2007-LD12, 5.88%, 02/15/51@	1,875,280	1,900,698
LB Commercial Mortgage Trust, Class A4, Series 2007-C3, 5.92%, 07/15/44@	1,938,240	1,964,228
LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C2, 5.43%, 02/15/40	318,233	318,893
LB-UBS Commercial Mortgage Trust, Class A4, Series 2007-C6, 5.86%, 07/15/40@	636,146	640,678
LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 09/15/45@	641,340	657,286
Morgan Stanley Capital Barclays Bank Trust, Class A, Series 2016-MART, 2.20%, 09/13/31‡	885,000	866,263
Morgan Stanley Capital I Trust, Class AM, Series 2008-T29, 6.28%, 01/11/43@	860,000	889,505
Morgan Stanley Capital I Trust, Class A4, Series 2008-T29, 6.28%, 01/11/43@	153,858	159,437
Morgan Stanley Capital I Trust, Class AM, Series 2007-IQ14, 5.69%, 04/15/49@	226,000	221,624
Morgan Stanley Capital I Trust, Class A4, Series 2007-IQ14, 5.69%, 04/15/49@	593,305	594,671
Morgan Stanley Capital I Trust, Class A4, Series 2007-IQ16, 5.81%, 12/12/49	573,998	582,541
Motel 6 Trust, Class B, Series 2015-MTL6, 3.30%, 02/05/30‡	385,000	386,625
Motel 6 Trust, Class D, Series 2015-MTL6, 4.53%, 02/05/30‡	650,000	653,672

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust, Class A5, Series 2007-C30, 5.34%, 12/15/43	$241,979	$241,711
Wachovia Bank Commercial Mortgage Trust, Class AM, Series 2007-C30, 5.38%, 12/15/43	1,060,000	1,060,299
Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 04/15/47	520,338	521,378
Wachovia Bank Commercial Mortgage Trust, Class AM, Series 2007-C31, 5.59%, 04/15/47@	1,380,000	1,388,844
Wachovia Bank Commercial Mortgage Trust, Class A3, Series 2007-C32, 5.71%, 06/15/49@	912,199	917,814
Total Commercial Mortgage Backed Securities		33,792,277

Residential Mortgage Backed Securities — 19.0%
Agate Bay Mortgage Trust, Class A1, Series 2013-1, 3.50%, 07/25/43@‡	1,530,150	1,546,288
Alternative Loan Trust, Class 1A1, Series 2004-22CB, 6.00%, 10/25/34	134,603	144,949
AMSR Trust, Class C, Series 2016-SFR1, 2.99%, 11/17/33@‡	332,500	333,814
AMSR Trust, Class A, Series 2016-SFR1, 2.14%, 11/17/33@‡	332,500	332,953
Asset Backed Funding Certificates Trust, Class A6, Series 2005-AQ1, 4.78%, 06/25/35	170,112	175,790
Banc of America Funding Trust, Class 5A1, Series 2004-A, 3.12%, 07/20/34@	171,034	169,953
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	191,451	192,240
Banc of America Funding Trust, Class A1, Series 2016-R1, 2.50%, 03/25/40@‡	1,210,031	1,196,290
Banc of America Mortgage Trust, Class 4A1, Series 2004-5, 4.75%, 06/25/19	198,598	198,863

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Banc of America Mortgage Trust, Class 6A3, Series 2004-7, 4.50%, 08/25/19	$279,407	$278,580
Bayview Financial Acquisition Trust, Class 1A2, Series 2007-A, 6.21%, 05/28/37	392,165	408,353
Bear Stearns ALT-A Trust, Class 3A1, Series 2004-5, 3.75%, 06/25/34@	596,173	599,035
Bear Stearns ARM Trust, Class 21A1, Series 2004-1, 2.94%, 04/25/34@	490,799	487,862
Bear Stearns ARM Trust, Class 22A1, Series 2004-9, 3.58%, 11/25/34@	561,826	555,630
Bear Stearns ARM Trust, Class 15A1, Series 2004-10, 3.31%, 01/25/35@	680,135	679,313
Bear Stearns ARM Trust, Class 21A1, Series 2004-10, 3.50%, 01/25/35@	832,221	840,234
Centex Home Equity Loan Trust, Class AF5, Series 2004-D, 5.85%, 09/25/34	438,000	452,738
Chase Mortgage Trust, Class M2, Series 2016-1, 3.75%, 04/25/45@‡	529,591	527,339
Chase Mortgage Trust, Class M2, Series 2016-2, 3.75%, 12/25/45@‡	798,471	793,660
Citicorp Residential Mortgage Trust, Class A4, Series 2006-1, 5.94%, 07/25/36	219,577	223,591
Citigroup Mortgage Loan Trust, Class A, Series 2014-A, 4.00%, 01/25/35@‡	448,876	468,660
Citigroup Mortgage Loan Trust, Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡	424,602	438,666
Citigroup Mortgage Loan Trust, Class A1, Series 2015-A, 3.50%, 06/25/58@‡	912,497	929,165
Citigroup Mortgage Loan Trust, Inc., Class A2, Series 2003-UP3, 7.00%, 09/25/33	169,689	176,717
Citigroup Mortgage Loan Trust, Inc., Class A3, Series 2004-UST1, 2.91%, 08/25/34@	276,114	276,995
Colony American Finance Ltd., Class A, Series 2015-1, 2.90%, 10/15/47‡	424,969	423,958

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Colony Starwood Homes 2016-2 Trust, Class C, Series 2016-2A, 2.89%, 12/17/33@‡	$665,000	$667,731
COLT Mortgage Loan Trust, Class A1, Series 2016-1, 3.00%, 05/25/46‡	649,515	656,010
COLT Mortgage Loan Trust, Class A1, Series 2016-2, 2.75%, 09/25/46@‡	888,948	895,832
COLT Mortgage Loan Trust, Class A1, Series 2016-3, 2.80%, 12/26/46@‡	216,000	216,783
Countrywide Asset-Backed Certificates, Class A3, Series 2004-S1, 5.12%, 02/25/35	428,175	435,302
Credit Suisse Commercial Mortgage Trust, Class A16, Series 2013-HYB1, 3.03%, 04/25/43@‡	736,894	740,293
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-8, 4.50%, 12/25/19	58,509	58,486
Credit Suisse First Boston Mortgage Securities Corp., Class 5A1, Series 2003-AR30, 3.08%, 01/25/34@	237,033	240,680
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-AR8, 2.91%, 09/25/34@	140,133	140,691
Federal Home Loan Mortgage Corporation, Class M2, Series 2016-DNA2, 2.96%, 10/25/28@	500,000	506,503
GMACM Mortgage Loan Trust, Class 12A, Series 2004-AR1, 3.43%, 06/25/34@	357,353	361,436
GSAA Trust, Class AF4, Series 2005-1, 5.62%, 11/25/34	128,608	132,947
GSR Mortgage Loan Trust, Class 1A6, Series 2003-3F, 6.00%, 04/25/33	394,231	401,737
GSR Mortgage Loan Trust, Class 3A1, Series 2004-7, 2.74%, 06/25/34@	508,309	493,932
Home Equity Loan Trust, Class AIIB, Series 2003-HS2, 1.01%, 06/25/28@	192,244	189,009
Irwin Home Equity Loan Trust, Class M1, Series 2003-A, 2.31%, 10/25/27@	163,215	162,243

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Jefferies Resecuritization Trust, Class 1A1, Series 2014-R1, 4.00%, 12/27/37‡	$282,618	$283,189
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡	178,075	181,523
JPMorgan Mortgage Trust, Class 1A1, Series 2004-A3, 2.99%, 07/25/34@	265,166	263,489
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 3.18%, 08/25/34@	237,405	238,440
JPMorgan Mortgage Trust, Class 2A1, Series 2004-A4, 3.07%, 09/25/34@	122,721	124,831
JPMorgan Mortgage Trust, Class 4A1, Series 2005-A2, 2.67%, 04/25/35@	619,890	610,272
JPMorgan Mortgage Trust, Class 2A2, Series 2014-1, 3.50%, 01/25/44@‡	558,699	564,591
JPMorgan Mortgage Trust, Class 1A1, Series 2014-1, 4.00%, 01/25/44@‡	274,013	284,302
JPMorgan Mortgage Trust, Class AM1, Series 2015-1, 2.66%, 12/25/44@‡	619,968	620,143
JPMorgan Mortgage Trust, Class A2, Series 2015-5, 2.90%, 05/25/45@‡	982,927	991,383
JPMorgan Mortgage Trust, Class 1A4, Series 2015-4, 3.50%, 06/25/45@‡	957,188	967,283
JPMorgan Mortgage Trust, Class A3, Series 2016-1, 3.50%, 05/25/46‡	1,289,010	1,303,411
JPMorgan Mortgage Trust, Class 1A1, Series 2016-3, 3.50%, 10/25/46@‡	502,364	507,663
JPMorgan Mortgage Trust, Class A1, Series 2016-5, 2.60%, 12/25/46@‡	365,000	363,346
MASTR Alternative Loan Trust, Class 6A1, Series 2004-4, 5.50%, 04/25/34	343,245	356,809
MASTR Alternative Loan Trust, Class 2A1, Series 2005-2, 6.00%, 01/25/35	212,053	220,046
MASTR Asset Securitization Trust, Class 1A1, Series 2005-1, 5.00%, 05/25/20	180,815	182,694
MASTR Asset Securitization Trust, Class 4A5, Series 2003-5, 5.50%, 06/25/33	452,342	455,774

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Mastr Specialized Loan Trust, Class A2, Series 2005-3, 5.70%, 11/25/35‡	$307,052	$310,509
Merrill Lynch Mortgage Investors Trust, Class A1, Series 2004-A4, 2.86%, 08/25/34@	731,101	741,462
Mill City Mortgage Loan Trust, Class A1, Series 2016-1, 2.50%, 04/25/57@‡	700,822	699,407
Morgan Stanley Residential Mortgage Loan Trust, Class A1, Series 2014-1A, 2.99%, 06/25/44@‡	536,930	542,213
National City Mortgage Capital Trust, Class 2A1, Series 2008-1, 6.00%, 03/25/38	211,326	220,537
New Residential Mortgage Loan Trust, Class A1, Series 2016-2A, 3.75%, 11/26/35@‡	205,709	209,698
New Residential Mortgage Loan Trust, Class A, Series 2014-1A, 3.75%, 01/25/54@‡	961,208	992,665
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡	260,170	268,008
New Residential Mortgage Loan Trust, Class AFX3, Series 2014-3A, 3.75%, 11/25/54@‡	1,449,899	1,475,327
New Residential Mortgage Loan Trust, Class A1, Series 2015-2A, 3.75%, 08/25/55@‡	1,086,070	1,127,170
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56@‡	305,736	311,120
New Residential Mortgage Loan Trust, Class A1, Series 2016-3A, 3.75%, 09/25/56@‡	895,633	917,233
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56@‡	249,156	258,333
NovaStar Mortgage Funding Trust, Class M5, Series 2004-4, 2.48%, 03/25/35@	1,205,000	1,181,598
RASC Series Trust, Class AI6, Series 2004-KS2, 4.30%, 03/25/34@	61,094	61,830
Sequoia Mortgage Trust, Class A9, Series 2014-3, 3.75%, 10/25/44@‡	519,112	528,782
Sequoia Mortgage Trust, Class A6, Series 2014-4, 3.50%, 11/25/44@‡	531,338	532,891

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Structured Adjustable Rate Mortgage Loan Trust, Class 6A, Series 2004-1, 3.14%, 02/25/34@	$349,359	$340,658
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 3.08%, 04/25/34@	682,905	679,234
Structured Adjustable Rate Mortgage Loan Trust, Class 3A1, Series 2004-4, 3.08%, 04/25/34@	128,232	126,505
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-5, 3.18%, 05/25/34@	268,719	272,270
Structured Asset Sec Corp. Pass-Through Cert., Class A3, Series 2002-AL1, 3.45%, 02/25/32	803,182	798,377
Structured Asset Securities Corp., Class 2A, Series 2003-37A, 2.91%, 12/25/33@	235,348	234,288
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.50%, 02/25/34	506,591	521,073
Structured Asset Securities Corp. Assistance Loan Trust, Class A, Series 2003-AL1, 3.36%, 04/25/31‡	950,477	939,153
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 1A1, Series 2003-33H, 5.50%, 10/25/33	376,005	384,781
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 3.34%, 11/25/33@	282,982	279,960
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 3A3, Series 2004-15, 5.50%, 09/25/34	195,396	197,061
Towd Point Mortgage Trust, Class A1B, Series 2015-3, 3.00%, 03/25/54@‡	458,452	463,559
Towd Point Mortgage Trust, Class A1B, Series 2016-1, 2.75%, 02/25/55@‡	866,322	870,527
Towd Point Mortgage Trust, Class M1, Series 2015-6, 3.75%, 04/25/55@‡	260,000	255,314

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Towd Point Mortgage Trust, Class A1B, Series 2015-5, 2.75%, 05/25/55@‡	$838,309	$842,437
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55@‡	250,000	251,703
Towd Point Mortgage Trust, Class A1, Series 2016-4, 2.25%, 07/25/56@‡	574,558	570,075
Vericrest Opportunity Loan Trust, Class A1, Series 2014-NPL9, 3.38%, 11/25/54@‡	122,588	122,940
Vericrest Opportunity Loan Trust, Class A1, Series 2015-NPL3, 3.38%, 10/25/58‡	195,632	195,847
VOLT LI LLC, Class A1, Series 2016-NP11, 3.50%, 10/25/46‡	267,119	267,174
VOLT XXII LLC, Class A1, Series 2016-NPL8, 3.50%, 07/25/46‡	199,979	199,796
VOLT XXII LLC, Class A1, Series 2015-NPL4, 3.50%, 02/25/55‡	104,926	105,269
VOLT XXXI LLC, Class A1, Series 2015-NPL2, 3.38%, 02/25/55‡	208,182	209,204
WaMu Mortgage Pass-Through Certificates, Class A1, Series 2003-AR6, 2.90%, 06/25/33@	227,690	226,965
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Class 2A1, Series 2003-AR4, 2.62%, 08/25/33@	156,686	154,632
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2003-G, 2.90%, 06/25/33@	27,280	27,405
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2003-J, 2.97%, 10/25/33@	162,861	163,991
Wells Fargo Mortgage Backed Securities Trust, Class 5A1, Series 2003-J, 2.96%, 10/25/33@	163,755	165,339
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-A, 3.00%, 02/25/34@	214,574	216,562

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 3.11%, 07/25/34@	$363,109	$363,170
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 3.08%, 07/25/34@	109,674	111,674
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 3.13%, 10/25/34@	452,724	451,261
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2004-Z, 3.00%, 12/25/34@	137,454	139,076
Wells Fargo Mortgage Backed Securities Trust, Class A12, Series 2005-3, 5.50%, 05/25/35	161,691	162,420
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2005-14, 5.50%, 12/25/35	100,453	103,463
Total Residential Mortgage Backed Securities		49,462,386

U.S. Government Agency Securities — 0.2%
Federal Home Loan Mortgage Corporation, Class J, Series 2012-4011, 4.00%, 12/15/41	376,795	393,366
Total Mortgage Backed Securities
(Cost $85,784,588)		83,648,029

ASSET BACKED SECURITIES — 25.8%
American Credit Acceptance Receivables Trust, Class B, Series 2016-1A, 4.24%, 06/13/22‡	665,000	677,664
AmeriCredit Automobile Receivables Trust, Class B, Series 2016-1, 2.30%, 03/08/21	1,720,000	1,729,137
AmeriCredit Automobile Receivables Trust, Class C, Series 2014-2, 2.18%, 06/08/20	500,000	503,250
AmeriCredit Automobile Receivables Trust, Class C, Series 2015-3, 2.73%, 03/08/21	655,000	660,652

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

AmeriCredit Automobile Receivables Trust, Class C, Series 2015-4, 2.88%, 07/08/21	$715,000	$723,136
AmeriCredit Automobile Receivables Trust, Class D, Series 2012-4, 2.68%, 10/09/18	1,050,000	1,050,588
AmeriCredit Automobile Receivables Trust, Class D, Series 2013-2, 2.42%, 05/08/19	575,000	578,508
AmeriCredit Automobile Receivables Trust, Class D, Series 2014-1, 2.54%, 06/08/20	755,000	760,453
Ascentium Equipment Receivables LLC, Class B, Series 2015-1A, 2.26%, 06/10/21‡	600,000	603,912
Associates Manufactured Housing Pass-Through Certificates, Class B1, Series 1996-1, 8.00%, 03/15/27@	467,715	484,099
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2012-3A, 2.10%, 03/20/19‡	500,000	500,641
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2013-1A, 1.92%, 09/20/19‡	1,140,000	1,134,721
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2013-2A, 2.97%, 02/20/20‡	1,465,000	1,480,913
BankAmerica Manufactured Housing Contract Trust, Class B1, Series 1998-1, 7.81%, 08/10/25@	75,279	76,407
BXG Receivables Note Trust, Class A, Series 2013-A, 3.01%, 12/04/28‡	166,646	166,689
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	382,018	384,455
California Republic Auto Receivables Trust, Class A4, Series 2014-3, 1.79%, 03/16/20	645,000	647,648
California Republic Auto Receivables Trust, Class B, Series 2014-2, 2.34%, 04/15/20	500,000	503,896
California Republic Auto Receivables Trust, Class B, Series 2015-3, 2.70%, 09/15/21	645,000	645,842

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Capital Auto Receivables Asset Trust, Class C, Series 2013-1, 1.74%, 10/22/18	$130,437	$130,493
Capital Auto Receivables Asset Trust, Class C, Series 2013-4, 2.67%, 02/20/19	635,000	639,591
Capital Auto Receivables Asset Trust, Class C, Series 2015-2, 2.67%, 08/20/20	650,000	653,607
CarFinance Capital Auto Trust, Class B, Series 2013-2A, 3.15%, 08/15/19‡	91,736	92,098
CarFinance Capital Auto Trust, Class B, Series 2014-1A, 2.72%, 04/15/20‡	183,104	184,210
CarFinance Capital Auto Trust, Class B, Series 2014-2A, 2.64%, 11/16/20‡	480,000	481,207
CarFinance Capital Auto Trust, Class B, Series 2015-1A, 2.91%, 06/15/21‡	1,000,000	1,002,536
CarFinance Capital Auto Trust, Class D, Series 2014-1A, 4.90%, 04/15/20‡	415,000	414,923
CarMax Auto Owner Trust, Class B, Series 2014-4, 2.20%, 09/15/20	700,000	703,051
CarMax Auto Owner Trust, Class B, Series 2015-4, 2.16%, 08/16/21	713,000	710,833
CarMax Auto Owner Trust, Class B, Series 2016-2, 2.16%, 12/15/21	575,000	570,725
CarMax Auto Owner Trust, Class C, Series 2015-2, 2.39%, 03/15/21	615,000	613,788
Carnow Auto Receivables Trust, Class D, Series 2014-1A, 4.16%, 11/15/18‡	400,000	400,392
CCG Receivables Trust, Class A3, Series 2015-1, 1.92%, 01/17/23‡	1,000,000	1,001,603
CCG Receivables Trust, Class B, Series 2014-1, 2.15%, 11/15/21‡	420,000	420,796
Centre Point Funding LLC, Class 1, Series 2012-2A, 2.61%, 08/20/21‡	555,204	547,661
Chrysler Capital Auto Receivables Trust, Class D, Series 2015-BA, 4.17%, 01/16/23‡	635,000	642,201
Citi Held For Asset Issuance, Class A, Series 2015-PM3, 2.56%, 05/16/22‡	222,830	223,259

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

CKE Restaurant Holdings, Inc., Class A2, Series 2013-1A, 4.47%, 03/20/43‡	$585,125	$578,487
Conseco Financial Corp., Class B1, Series 1995-5, 7.30%, 09/15/26@	169,072	171,942
Diamond Resorts Owner Trust, Class A, Series 2014-1, 2.54%, 05/20/27‡	596,718	592,170
DRB Prime Student Loan Trust, Class A3, Series 2015-D, 2.50%, 01/25/36‡	415,304	414,816
Drive Auto Receivables Trust, Class B, Series 2016-AA, 3.17%, 05/15/20‡	1,200,000	1,210,816
Drive Auto Receivables Trust, Class B, Series 2016-BA, 2.56%, 06/15/20‡	1,250,000	1,257,691
Drive Auto Receivables Trust, Class C, Series 2015-AA, 3.06%, 05/17/21‡	1,225,000	1,237,317
Drive Auto Receivables Trust, Class C, Series 2015-DA, 3.38%, 11/15/21‡	1,000,000	1,016,677
Drive Auto Receivables Trust, Class C, Series 2016-CA, 3.02%, 11/15/21‡	665,000	660,731
Drug Royalty II LP, Class A2, Series 2014-1, 3.48%, 07/15/23‡	267,347	265,634
DT Auto Owner Trust, Class B, Series 2016-1A, 2.79%, 05/15/20‡	700,000	704,341
DT Auto Owner Trust, Class C, Series 2014-2A, 2.46%, 01/15/20‡	74,531	74,635
DT Auto Owner Trust, Class C, Series 2014-3A, 3.04%, 09/15/20‡	544,239	547,340
DT Auto Owner Trust, Class C, Series 2015-3A, 3.25%, 07/15/21‡	655,000	661,025
DT Auto Owner Trust, Class C, Series 2016-2A, 3.67%, 01/18/22‡	625,000	631,393
DT Auto Owner Trust, Class C, Series 2016-3A, 3.15%, 03/15/22‡	650,000	650,111
Exeter Automobile Receivables Trust, Class A, Series 2016-1A, 2.35%, 07/15/20‡	657,093	659,541
Exeter Automobile Receivables Trust, Class C, Series 2013-1A, 3.52%, 02/15/19‡	334,558	336,622

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Exeter Automobile Receivables Trust, Class C, Series 2014-1A, 3.57%, 07/15/19‡	$1,110,000	$1,117,323
Exeter Automobile Receivables Trust, Class C, Series 2014-2A, 3.26%, 12/16/19‡	880,000	885,136
Exeter Automobile Receivables Trust, Class C, Series 2015-1A, 4.10%, 12/15/20‡	500,000	507,991
Exeter Automobile Receivables Trust, Class C, Series 2015-2A, 3.90%, 03/15/21‡	600,000	607,801
Flagship Credit Auto Trust, Class A, Series 2016-1, 2.77%, 12/15/20‡	575,021	579,459
Foursight Capital Automobile Receivables Trust, Class A2, Series 2016-1, 2.87%, 10/15/21‡	901,845	894,463
Foursight Capital Automobile Receivables Trust, Class B, Series 2014-1, 3.56%, 11/22/21‡	500,000	498,250
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	334,847	332,844
Hertz Vehicle Financing II LP, Class A, Series 2015-2A, 2.02%, 09/25/19‡	1,075,000	1,065,261
Hertz Vehicle Financing LLC, Class A, Series 2016-1A, 2.32%, 03/25/20‡	200,000	198,798
Hertz Vehicle Financing LLC, Class A2, Series 2011-1A, 3.29%, 03/25/18‡	575,000	576,415
Hilton Grand Vacations Trust, Class A, Series 2013-A, 2.28%, 01/25/26‡	604,390	599,670
Hilton Grand Vacations Trust, Class A, Series 2014-AA, 1.77%, 11/25/26‡	204,798	201,084
Hyundai Auto Receivables Trust, Class B, Series 2015-C, 2.15%, 11/15/21	1,000,000	1,001,610
Hyundai Auto Receivables Trust, Class D, Series 2014-B, 2.51%, 12/15/20	425,000	425,909
Hyundai Auto Receivables Trust, Class D, Series 2015-A, 2.73%, 06/15/21	500,000	503,988
LEAF Receivables Funding 10 LLC, Class D, Series 2015-1, 3.74%, 05/17/21‡	615,000	605,299

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

LEAF Receivables Funding 9 LLC, Class D, Series 2013-1, 5.11%, 09/15/21‡	$345,000	$350,391
Marriott Vacation Club Owner Trust, Class A, Series 2012-1A, 2.51%, 05/20/30‡	663,139	663,308
Mid-State Trust, Class A4, Series 1997-6, 7.79%, 07/01/35	293,827	310,070
MVW Owner Trust, Class A, Series 2016-1A, 2.25%, 12/20/33‡	747,273	733,134
MVW Owner Trust, Class B, Series 2015-1A, 2.96%, 12/20/32‡	435,691	436,208
Navistar Financial Dealer Note Master Owner Trust II, Class B, Series 2016-1, 2.51%, 09/27/21@‡	1,065,000	1,073,386
OneMain Financial Issuance Trust, Class A, Series 2014-1A, 2.43%, 06/18/24‡	293,695	293,742
OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 03/18/26‡	120,000	121,002
OneMain Financial Issuance Trust, Class A, Series 2015-2A, 2.57%, 07/18/25‡	325,000	325,418
Orange Lake Timeshare Trust, Class A, Series 2015-AA, 2.88%, 09/08/27‡	380,653	379,559
Santander Drive Auto Receivables Trust, Class B, Series 2016-2, 2.08%, 02/16/21	750,000	750,869
Santander Drive Auto Receivables Trust, Class C, Series 2013-3, 1.81%, 04/15/19	317,912	318,437
Santander Drive Auto Receivables Trust, Class C, Series 2014-3, 2.13%, 08/17/20	600,000	602,274
Santander Drive Auto Receivables Trust, Class C, Series 2016-1, 3.09%, 04/15/22	1,370,000	1,391,617
Santander Drive Auto Receivables Trust, Class D, Series 2012-6, 2.52%, 09/17/18	288,438	288,830
Santander Drive Auto Receivables Trust, Class D, Series 2013-1, 2.27%, 01/15/19	785,000	788,214

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Santander Drive Auto Receivables Trust, Class D, Series 2013-5, 2.73%, 10/15/19	$475,000	$480,542
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-1A, 2.07%, 03/20/30‡	121,645	120,855
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-2A, 2.05%, 06/20/31‡	79,990	79,867
Sierra Timeshare Receivables Funding LLC, Class B, Series 2012-2A, 3.42%, 03/20/29‡	86,406	86,554
Silverleaf Finance XV LLC, Class A, Series 2012-D, 3.00%, 03/17/25‡	67,435	67,436
Silverleaf Finance XVIII LLC, Class A, Series 2014-A, 2.81%, 01/15/27‡	309,343	305,150
SLM Private Education Loan Trust, Class A2A, Series 2013-B, 1.85%, 06/17/30‡	500,000	497,639
SLM Private Education Loan Trust, Class A2A, Series 2013-C, 2.94%, 10/15/31‡	270,000	273,272
SLM Private Education Loan Trust, Class A2A, Series 2014-A, 2.59%, 01/15/26‡	1,275,000	1,278,903
SNAAC Auto Receivables Trust, Class C, Series 2014-1A, 2.21%, 01/15/20‡	243,951	244,145
Sofi Consumer Loan Program LLC, Class A, Series 2016-3, 3.05%, 12/26/25‡	642,423	641,076
SoFi Professional Loan Program LLC, Class A2, Series 2014-B, 2.55%, 08/27/29‡	411,340	413,024
SoFi Professional Loan Program LLC, Class A2, Series 2015-A, 2.42%, 03/25/30‡	240,063	239,518
SoFi Professional Loan Program LLC, Class A2, Series 2016-A, 2.76%, 12/26/36‡	403,954	406,661
SoFi Professional Loan Program LLC, Class A2B, Series 2016-C, 2.36%, 12/27/32‡	1,006,000	991,907
TCF Auto Receivables Owner Trust, Class B, Series 2014-1A, 2.33%, 05/15/20‡	800,000	806,864
Tidewater Auto Receivables Trust, Class C, Series 2014-AA, 2.56%, 08/15/19‡	500,000	501,920

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Trip Rail Master Funding LLC, Class A1, Series 2014-1A, 2.86%, 04/15/44‡	$227,664	$222,447
Trip Rail Master Funding LLC, Class A1A, Series 2011-1A, 4.37%, 07/15/41‡	248,181	250,892
U-Haul S Fleet LLC, Class 1, Series 2010-BT1A, 4.90%, 10/25/23‡	718,469	724,665
United Auto Credit Securitization Trust, Class B, Series 2016-1, 2.73%, 05/15/18‡	717,530	718,876
Welk Resorts LLC, Class A, Series 2015-AA, 2.79%, 06/16/31‡	440,206	434,767
Wendys Funding LLC, Class A2II, Series 2015-1A, 4.08%, 06/15/45‡	528,313	523,242
Westgate Resorts LLC, Class A, Series 2016-1A, 3.50%, 12/20/28‡	431,369	429,940
Westlake Automobile Receivables Trust, Class B, Series 2016-3A, 2.07%, 12/15/21‡	1,230,000	1,225,179
Westlake Automobile Receivables Trust, Class C, Series 2015-1A, 2.29%, 11/16/20‡	500,000	501,422
Westlake Automobile Receivables Trust, Class C, Series 2016-2A, 2.83%, 05/17/21‡	780,000	782,128
Total Asset Backed Securities
(Cost $67,100,683)		67,093,525

CORPORATE BONDS — 18.8%

Consumer Discretionary — 1.7%
American Axle & Manufacturing, Inc., 5.13%, 02/15/19	115,000	116,393
CSC Holdings LLC, 6.75%, 11/15/21	365,000	393,287
Lennar Corp., 4.50%, 11/15/19(a)	305,000	318,344
Live Nation Entertainment, Inc., 4.88%, 11/01/24‡	455,000	457,275
Marriott International, Inc., 3.13%, 10/15/21	520,000	526,292
Newell Rubbermaid, Inc., 2.60%, 03/29/19	375,000	379,320

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Consumer Discretionary (continued)
Newell Rubbermaid, Inc., 3.15%, 04/01/21	$65,000	$66,214
QVC, Inc., 3.13%, 04/01/19	610,000	616,679
Toll Brothers Finance Corp., 4.00%, 12/31/18	175,000	180,031
Toll Brothers Finance Corp., 6.75%, 11/01/19	117,000	128,554
Toll Brothers Finance Corp., 5.63%, 01/15/24	35,000	36,487
Toll Brothers Finance Corp., 4.88%, 11/15/25	140,000	137,900
TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.38%, 06/15/19	575,000	587,938
Wyndham Worldwide Corp., 2.50%, 03/01/18	450,000	453,908
Total Consumer Discretionary		4,398,622

Consumer Staples — 0.1%
Kraft Heinz Foods Co., 2.80%, 07/02/20	185,000	186,909

Energy — 1.6%
Antero Resources Corp., 5.63%, 06/01/23	210,000	216,037
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22‡	155,000	155,775
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23(a)	640,000	659,200
Enbridge Energy Partners LP, 4.38%, 10/15/20(a)	110,000	114,935
Holly Energy Partners LP/Holly Energy Finance Corp., 6.00%, 08/01/24‡	35,000	36,662
Kinder Morgan, Inc., 5.63%, 11/15/23‡	545,000	599,030
MPLX LP, 5.50%, 02/15/23	320,000	332,964
NGL Energy Partners LP/NGL Energy Finance Corp., 5.13%, 07/15/19	535,000	533,663
Occidental Petroleum Corp., 2.60%, 04/15/22	50,000	49,908
Range Resources Corp., 5.00%, 08/15/22‡	260,000	259,675
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	440,000	466,828
Sabine Oil & Gas Corp., 7.25%, 06/15/19^	92,000	253
Sunoco LP/Sunoco Finance Corp., 6.38%, 04/01/23	665,000	676,638
Total Energy		4,101,568

Investments	Principal	Value
CORPORATE BONDS (continued)

Financials — 7.2%
Air Lease Corp., 2.63%, 09/04/18	$520,000	$523,838
Ally Financial, Inc., 3.25%, 11/05/18	145,000	145,544
Ally Financial, Inc., 4.13%, 03/30/20	270,000	273,375
Ally Financial, Inc., 4.25%, 04/15/21	625,000	632,422
Ares Capital Corp., 4.88%, 11/30/18	76,000	78,810
Ares Capital Corp., 3.88%, 01/15/20	210,000	213,082
Aviation Capital Group Corp., 2.88%, 09/17/18‡	195,000	197,681
Bank of America Corp., 2.00%, 01/11/18	235,000	235,600
Bank of America Corp., 5.65%, 05/01/18	200,000	209,620
Bank of America Corp., 5.49%, 03/15/19	66,000	70,088
Bank of New York Mellon Corp. (The), 4.95%#@	555,000	558,469
Bank of New York Mellon Corp. (The), 2.05%, 05/03/21(a)	650,000	638,369
Bear Stearns Cos. LLC (The), 7.25%, 02/01/18	75,000	79,380
Berkshire Hathaway Finance Corp., 1.30%, 08/15/19	1,370,000	1,353,882
Fifth Third Bancorp, 4.50%, 06/01/18	321,000	331,928
First Horizon National Corp., 3.50%, 12/15/20	550,000	555,507
First Tennessee Bank NA, 2.95%, 12/01/19	250,000	250,789
Ford Motor Credit Co. LLC, 8.13%, 01/15/20	455,000	525,055
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	650,000	651,559
FS Investment Corp., 4.25%, 01/15/20	585,000	588,955
General Motors Financial Co., Inc., 2.40%, 04/10/18	355,000	355,490
General Motors Financial Co., Inc., 3.20%, 07/06/21	700,000	694,882
General Motors Financial Co., Inc., 3.70%, 05/09/23	280,000	275,902
Goldman Sachs Group, Inc. (The), 5.63%, 01/15/17	670,000	670,823
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/21	165,000	160,490

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)
Huntington Bancshares, Inc., 7.00%, 12/15/20	$200,000	$226,648
Jefferies Group LLC, 5.13%, 04/13/18	275,000	284,341
JPMorgan Chase & Co., 5.30%#@	40,000	40,922
JPMorgan Chase & Co., 6.13%, 06/27/17	280,000	286,165
JPMorgan Chase & Co., 2.25%, 01/23/20	380,000	379,272
JPMorgan Chase & Co., 2.30%, 08/15/21	170,000	166,959
JPMorgan Chase Bank NA, 1.65%, 09/23/19	580,000	574,458
Lazard Group LLC, 4.25%, 11/14/20	275,000	288,114
Lincoln National Corp., 8.75%, 07/01/19	39,000	44,898
Lincoln National Corp., 4.20%, 03/15/22	475,000	503,351
Lincoln National Corp., 6.05%, 04/20/67@	100,000	77,250
Morgan Stanley, 2.13%, 04/25/18	180,000	180,775
New York Life Global Funding, 1.95%, 02/11/20‡	65,000	64,559
Santander Holdings USA, Inc., 2.70%, 05/24/19	245,000	244,954
Santander Holdings USA, Inc., 2.65%, 04/17/20	475,000	471,155
SBA Tower Trust, 2.93%, 12/11/17‡	725,000	725,944
SBA Tower Trust, 3.16%, 10/15/20‡	425,000	428,577
SBA Tower Trust, 2.88%, 07/15/21‡	780,000	774,329
Springleaf Finance Corp., 5.25%, 12/15/19	190,000	191,900
Starwood Property Trust, Inc., 5.00%, 12/15/21‡	125,000	126,988
State Street Corp., 4.96%, 03/15/18	300,000	310,026
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19‡	400,000	407,179
Voya Financial, Inc., 2.90%, 02/15/18	279,000	282,533
Wells Fargo Bank NA, 2.15%, 12/06/19	785,000	784,845

Investments	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)
Willis North America, Inc., 6.20%, 03/28/17	$250,000	$252,797
Zions Bancorporation, 4.50%, 03/27/17	330,000	331,440
Total Financials		18,721,919

Health Care — 1.7%
Abbott Laboratories, 2.35%, 11/22/19	240,000	240,450
Abbott Laboratories, 2.90%, 11/30/21	335,000	334,424
AbbVie, Inc., 2.50%, 05/14/20	540,000	540,573
AbbVie, Inc., 2.30%, 05/14/21	375,000	367,798
Actavis Funding SCS, 3.00%, 03/12/20	85,000	86,242
Actavis Funding SCS, 3.45%, 03/15/22	85,000	86,375
Centene Corp., 5.63%, 02/15/21	320,000	337,248
Centene Corp., 4.75%, 05/15/22	405,000	411,075
Forest Laboratories LLC, 4.38%, 02/01/19‡	200,000	207,931
Mylan NV, 3.15%, 06/15/21‡	170,000	167,007
Owens & Minor, Inc., 3.88%, 09/15/21	95,000	95,316
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21	260,000	251,434
Tenet Healthcare Corp., 6.25%, 11/01/18	150,000	159,000
Tenet Healthcare Corp., 4.46%, 06/15/20@	800,000	810,000
Tenet Healthcare Corp., 6.00%, 10/01/20	105,000	110,250
Tenet Healthcare Corp., 7.50%, 01/01/22‡	25,000	26,125
Zimmer Biomet Holdings, Inc., 3.15%, 04/01/22	295,000	294,546
Total Health Care		4,525,794

Industrials — 2.0%
America West Airlines Pass-Through Trust, Series 011G, 7.10%, 04/02/21	773,171	834,058
Continental Airlines Class A Pass-Through Trust, Series 991A, 6.55%, 08/02/20	270,816	282,313

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Industrials (continued)
Continental Airlines Class A-1 Pass-Through Trust, Series 00A1, 8.05%, 11/01/20	$402,488	$447,768
Continental Airlines Class A-1 Pass-Through Trust, Series 01A1, 6.70%, 12/15/22	262,694	279,440
Continental Airlines Class C-2 Pass-Through Trust, Series AMBC, 6.24%, 03/15/20	168,747	176,762
Delta Air Lines Class A Pass-Through Trust, Series 2A, 4.95%, 05/23/19	469,109	492,213
Masco Corp., 3.50%, 04/01/21	515,000	518,862
Masco Corp., 5.95%, 03/15/22	400,000	443,000
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 06/15/19	195,000	195,584
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 02/01/22‡	230,000	232,206
UAL Pass-Through Trust, Series 071A, 6.64%, 01/02/24(a)	1,265,254	1,364,893
Total Industrials		5,267,099

Information Technology — 1.1%
Apple, Inc., 2.25%, 02/23/21	325,000	324,921
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 06/15/23‡	85,000	90,283
Dun & Bradstreet Corp. (The), 3.25%, 12/01/17	150,000	151,490
Dun & Bradstreet Corp. (The), 4.00%, 06/15/20	150,000	154,077
First Data Corp., 5.00%, 01/15/24‡	260,000	262,358
Hewlett Packard Enterprise Co., 2.45%, 10/05/17	435,000	437,500
Hewlett Packard Enterprise Co., 2.85%, 10/05/18	325,000	328,283
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	65,000	66,182
Microsoft Corp., 1.55%, 08/08/21	650,000	630,859
Microsoft Corp., 2.00%, 08/08/23	140,000	133,935
Oracle Corp., 1.90%, 09/15/21	260,000	254,240
Oracle Corp., 2.40%, 09/15/23	155,000	150,302
Total Information Technology		2,984,430

Investments	Principal	Value
CORPORATE BONDS (continued)

Materials — 0.1%
Airgas, Inc., 3.05%, 08/01/20	$43,000	$43,985
Freeport-McMoRan, Inc., 3.88%, 03/15/23(a)	335,000	309,038
Total Materials		353,023

Real Estate — 1.9%
CoreCivic, Inc., 5.00%, 10/15/22(a)	450,000	451,125
Corporate Office Properties LP, 3.70%, 06/15/21	460,000	469,968
DDR Corp., 7.88%, 09/01/20	280,000	326,330
DDR Corp., 3.50%, 01/15/21	145,000	147,337
Digital Realty Trust LP, 3.40%, 10/01/20	420,000	427,595
Digital Realty Trust LP, 3.95%, 07/01/22	270,000	277,780
Education Realty Operating Partnership LP, 4.60%, 12/01/24	100,000	99,840
Government Properties Income Trust, 3.75%, 08/15/19	85,000	85,985
HCP, Inc., 3.75%, 02/01/19	140,000	143,997
Healthcare Trust of America Holdings LP, 3.38%, 07/15/21	150,000	151,216
Kimco Realty Corp., 3.40%, 11/01/22	105,000	106,688
MPT Operating Partnership LP/MPT Finance Corp., 6.38%, 02/15/22	45,000	46,687
National Retail Properties, Inc., 5.50%, 07/15/21	250,000	276,885
Select Income REIT, 4.15%, 02/01/22	515,000	510,544
Senior Housing Properties Trust, 3.25%, 05/01/19	415,000	416,466
Ventas Realty LP, 4.00%, 04/30/19	310,000	321,530
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.25%, 10/05/20‡	535,000	544,564
Total Real Estate		4,804,537

Telecommunication Services — 1.1%
AT&T, Inc., 3.88%, 08/15/21	210,000	217,042
AT&T, Inc., 3.00%, 06/30/22	1,045,000	1,027,068
Crown Castle International Corp., 4.88%, 04/15/22	355,000	378,892
Frontier Communications Corp., 10.50%, 09/15/22	645,000	680,507

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Telecommunication Services (continued)
T-Mobile USA, Inc., 6.46%, 04/28/19	$275,000	$280,156
Verizon Communications, Inc., 3.65%, 09/14/18	50,000	51,672
Verizon Communications, Inc., 4.60%, 04/01/21	125,000	134,156
Total Telecommunication Services		2,769,493

Utilities — 0.3%
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 05/20/22	88,000	92,785
Dominion Resources, Inc., 2.96%, 07/01/19	50,000	50,651
Exelon Corp., 2.85%, 06/15/20	555,000	561,372
Total Utilities		704,808
Total Corporate Bonds
(Cost $48,491,626)		48,818,202

TERM LOANS — 9.3%

Consumer Discretionary — 2.5%
Altice US Finance I Corp., 3.88%, 01/15/25@	477,560	484,127
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), 3.51%, 12/15/23@	80,000	80,970
Aristocrat International Pty Ltd. (Australia), 3.63%, 10/20/21@	555,787	562,618
Boyd Gaming Corp., 4.00%, 08/14/20@	97,007	98,099
Boyd Gaming Corp., 3.76%, 09/15/23@	153,615	155,699
Caesars Entertainment Corp., 1.50%, 10/31/21@	129,052	151,717
CDS US Intermediate Holdings, Inc., 5.00%, 07/08/22@	532,263	537,774
Charter Communications Operating, LLC, 3.00%, 07/01/20@	606,820	610,655
Charter Communications Operating, LLC (aka CCO Safari LLC), 2.75%, 01/14/22@	89,325	89,911
Charter Communications Operating, LLC (aka CCO Safari LLC), 3.01%, 01/15/24@	76,423	76,996
Harbor Freight Tools USA, Inc., 3.89%, 08/18/23@	658,350	668,726

Investments	Principal	Value
TERM LOANS (continued)

Consumer Discretionary (continued)
Hilton Worldwide Finance LLC, 3.26%, 10/25/23@	$719,865	$729,180
Hilton Worldwide Finance, LLC, 3.50%, 10/26/20@	52,946	53,498
Libbey Glass, Inc., 3.75%, 04/09/21@	295,595	298,829
MGM Growth Properties Operating Partnership LP, 3.52%, 04/25/23@	622,298	630,409
PetSmart, Inc., 4.00%, 03/11/22@	524,600	526,806
Six Flags Theme Parks, Inc., 06/30/22@	131,218	132,432
Station Casinos LLC, 3.75%, 06/08/23@	308,450	312,963
Univision Communications, Inc., 4.00%, 03/01/20@	246,025	247,694
Total Consumer Discretionary		6,449,103

Consumer Staples — 1.4%
Albertson’s LLC, 3.77%, 08/25/21@	525,282	532,232
Aramark Services, Inc., 3.50%, 09/07/19@	323,626	327,319
Aramark Services, Inc., 3.50%, 02/24/21@	489,924	495,215
Coty, Inc., 3.09%, 10/27/22@	381,069	382,854
Dell International LLC, 4.00%, 09/07/23@	450,000	458,289
Galleria Co., 3.81%, 01/26/23@	180,952	182,167
Hostess Brands, LLC, 4.00%, 08/03/22@	898,010	909,347
Kronos, Inc., 5.00%, 11/01/23@	333,000	337,684
Pinnacle Foods Finance LLC, 3.51%, 01/13/23@	63,360	64,482
Total Consumer Staples		3,689,589

Energy — 0.2%
MEG Energy Corp. (Canada), 3.75%, 03/31/20@	565,134	551,359

Financials — 0.2%
Delos Finance Sarl (Luxembourg), 3.75%, 03/06/21@	289,000	291,477
RPI Finance Trust, 3.50%, 10/14/22@	246,301	249,482
Total Financials		540,959

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Health Care — 1.0%
Acadia Healthcare Co., Inc., 3.76%, 02/16/23@	$179,095	$180,886
CHS/Community Health Systems, Inc., 4.19%, 12/31/18@	229,739	226,532
CHS/Community Health Systems, Inc., 4.00%, 01/27/21@	512,061	497,447
Envision Healthcare Corp. (fka Emergency Medical Services Corp.), 4.00%, 12/01/23@	314,000	318,123
HCA, Inc., 4.02%, 03/17/23@	610,388	618,857
MPH Acquisition Holdings LLC, 5.00%, 06/07/23@	103,931	105,917
Team Health, Inc., 3.75%, 11/23/22@	223,744	224,350
Valeant Pharmaceuticals International, Inc. (Canada), 5.00%, 02/13/19@	249,954	250,204
Valeant Pharmaceuticals International, Inc. (Canada), 5.47%, 08/05/20@	260,000	259,801
Total Health Care		2,682,117

Industrials — 1.3%
Advanced Disposal Services, Inc. (fka ADS Waste Holdings, Inc.), 3.50%, 11/10/23@	644,293	650,872
Air Canada (Canada), 3.61%, 10/06/23@	97,000	97,828
American Airlines, Inc., 3.25%, 10/10/21@	248,920	250,845
American Airlines, Inc., 3.26%, 04/28/23@	500,000	503,490
AWAS Finance Luxembourg 2012 SA (Luxembourg), 3.63%, 07/16/18@	405,656	409,123
McGraw-Hill Global Education Holdings LLC, 5.00%, 05/04/22@	224,870	225,503
Quikrete Holdings, Inc., 11/15/23@	463,000	468,306
TransDigm, Inc., 4.00%, 06/04/21@	539,943	544,751
United Airlines, Inc., 3.50%, 09/15/21@	103,182	104,193
Total Industrials		3,254,911

Information Technology — 0.9%
Abacus Innovations Corp., 3.52%, 08/16/23@	191,000	193,200
Donnelley Financial Solutions, 5.00%, 09/29/23@	120,857	122,318

Investments	Principal	Value
TERM LOANS (continued)

Information Technology (continued)
First Data Corp., 3.76%, 03/24/21@	$528,196	$534,981
NXP BV (Netherlands), 3.27%, 12/07/20@	185,090	186,328
ON Semiconductor Corp., 4.02%, 03/31/23@	244,388	247,944
Rackspace Hosting, Inc., 4.50%, 11/03/23@	671,000	680,716
Western Digital Corp., 4.50%, 04/29/23@	299,495	304,736
Total Information Technology		2,270,223

Materials — 0.3%
Anchor Glass Container Corp., 4.25%, 12/07/23@	76,000	76,784
Huntsman International LLC, 3.96%, 04/01/23@	230,263	233,044
Ineos U.S. Finance LLC, 3.75%, 12/15/20@	192,815	194,041
PolyOne Corp., 3.50%, 11/11/22@	172,261	174,495
Total Materials		678,364

Real Estate — 0.1%
ESH Hospitality, Inc., 3.75%, 08/30/23@	91,770	93,053
Realogy Group LLC, 3.75%, 07/20/22@	288,623	290,970
Total Real Estate		384,023

Telecommunication Services — 0.7%
Level 3 Financing, Inc., 4.00%, 01/15/20@	225,000	228,375
Level 3 Financing, Inc., 3.50%, 05/31/22@	290,000	293,927
T-Mobile USA, Inc., 3.50%, 11/09/22@	378,180	383,438
UPC Financing Partnership, 4.08%, 08/31/24@	505,288	511,367
Virgin Media Bristol LLC, 4.07%, 01/31/25@	465,000	467,762
Total Telecommunication Services		1,884,869

Utilities — 0.7%
Calpine Corp., 3.75%, 01/15/24@	442,265	445,056
Dynegy, Inc., 5.00%, 06/27/23@	686,000	695,861
NRG Energy, Inc., 3.50%, 06/30/23@	387,467	391,966

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Utilities (continued)
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 5.00%, 08/04/23@	$229,592	$232,696
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 5.00%, 08/04/23@	52,041	52,745
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 4.00%, 12/14/23@	69,000	70,024
Total Utilities		1,888,348
Total Term Loans
(Cost $23,990,138)		24,273,865

FOREIGN BONDS — 5.1%

Consumer Discretionary — 0.4%
Delphi Automotive PLC (United Kingdom), 3.15%, 11/19/20	530,000	538,965
NCL Corp. Ltd. (Bermuda), 4.75%, 12/15/21‡	580,000	581,090
Total Consumer Discretionary		1,120,055

Energy — 0.6%
Encana Corp. (Canada), 3.90%, 11/15/21(a)	555,000	560,372
Petroleos Mexicanos (Mexico), 4.88%, 01/24/22	905,000	909,978
Total Energy		1,470,350

Financials — 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland), 4.25%, 07/01/20	165,000	169,950
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland), 4.50%, 05/15/21	405,000	420,734
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland), 3.95%, 02/01/22	150,000	151,687
Corp. Andina de Fomento (Supranational), 2.00%, 05/10/19	420,000	417,788
Guanay Finance Ltd. (Chile), 6.00%, 12/15/20‡	584,391	593,157
HSBC Holdings PLC (United Kingdom), 2.95%, 05/25/21	640,000	640,150
Industrial & Commercial Bank of China Ltd. (China), 3.23%, 11/13/19	475,000	487,275
Korea Development Bank (The) (South Korea), 4.63%, 11/16/21	375,000	406,834

Investments	Principal	Value
FOREIGN BONDS (continued)

Financials (continued)
Mizuho Financial Group, Inc. (Japan), 2.27%, 09/13/21	$785,000	$762,752
Nordea Bank AB (Sweden), 1.63%, 09/30/19‡	940,000	928,462
UBS Group Funding Jersey Ltd. (Switzerland), 2.65%, 02/01/22‡	400,000	389,215
Total Financials		5,368,004

Health Care — 0.3%
Fresenius US Finance II, Inc. (Germany), 4.50%, 01/15/23‡	140,000	144,900
Teva Pharmaceutical Finance Netherlands III BV (Israel), 1.70%, 07/19/19	400,000	393,254
Teva Pharmaceutical Finance Netherlands III BV (Israel), 2.20%, 07/21/21	165,000	158,022
Teva Pharmaceutical Finance Netherlands III BV (Israel), 2.80%, 07/21/23	65,000	61,619
Total Health Care		757,795

Industrials — 0.3%
Air Canada Class B Pass-Through Trust (Canada), 5.38%, 05/15/21‡	431,703	443,035
BAE Systems Holdings, Inc. (United Kingdom), 2.85%, 12/15/20‡	145,000	145,344
British Airways Class B Pass-Through Trust (United Kingdom), 5.63%, 06/20/20‡	245,302	257,567
Total Industrials		845,946

Information Technology — 0.2%
NXP BV/NXP Funding LLC (Netherlands), 4.13%, 06/01/21‡	500,000	517,500

Materials — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), 4.38%, 07/15/21@‡	670,000	686,750
Teck Resources Ltd. (Canada), 8.00%, 06/01/21‡	55,000	60,638
Vale Overseas Ltd. (Brazil), 5.88%, 06/10/21(a)	275,000	288,750
Total Materials		1,036,138

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal/ Shares	Value
FOREIGN BONDS (continued)

Sovereign Government — 0.5%
Indonesia Government International Bond (Indonesia), 3.70%, 01/08/22‡	$455,000	$457,160
Oman Government International Bond (Oman), 3.63%, 06/15/21‡	690,000	691,394
Provincia de Buenos Aires (Argentina), 5.75%, 06/15/19‡	205,000	214,010
Total Sovereign Government		1,362,564

Utilities — 0.3%
Majapahit Holding BV (Indonesia), 7.75%, 01/20/20‡	245,000	275,625
State Grid Overseas Investment 2014 Ltd. (China), 2.75%, 05/07/19‡	500,000	506,917
Total Utilities		782,542
Total Foreign Bonds
(Cost $13,137,484)		13,260,894

U.S. GOVERNMENT AGENCY SECURITIES — 1.5%
Federal National Mortgage Association, 2.50%, 02/01/31	1,183,047	1,186,314
Federal National Mortgage Association, 3.00%, 10/01/30	585,564	601,602
Federal National Mortgage Association, 3.00%, 10/01/30	840,201	863,214
Federal National Mortgage Association, 4.00%, 01/01/46	810,546	853,108
Federal National Mortgage Association, Class NA, Series 2009-36, 5.00%, 06/25/37	82,211	86,752
Federal National Mortgage Association, Class PA, Series 2012-10, 4.00%, 11/25/41	195,249	200,232
Total U.S. Government Agency Securities
(Cost $3,852,328)		3,791,222

U.S. TREASURY NOTE — 0.4%
U.S. Treasury Note, 01/31/21, 1.38%
(Cost $1,007,017)	1,000,000	984,023

MONEY MARKET FUND — 6.9%
JP Morgan US Government Money Market Fund – Institutional Class, 0.41%(b)
(Cost $17,865,582)	17,865,582	17,865,582

Investments	Principal	Value
REPURCHASE AGREEMENTS — 0.8%(c)

Citigroup Global Markets, Inc., dated 12/30/16, due 01/03/17, 0.53%, total to be received $488,877, (collateralized by various U.S. Government Agency Obligations, 2.00% – 8.50%, 12/01/17 – 01/01/47, totaling $497,081)	$488,863	$488,863
JP Morgan Securities LLC, dated 12/30/16, due 01/03/17, 0.50%, total to be received $144,889, (collateralized by various U.S. Government Agency Obligations, 0.00% – 1.38%, 04/13/17 – 08/31/21, totaling $147,414)	144,885	144,885
Merrill Lynch Pierce Fenner & Smith, Inc., dated 12/30/16, due 01/03/17, 0.50%, total to be received $488,877, (collateralized by various U.S. Government Agency Obligations, 1.74% – 6.00%, 08/01/22 – 01/15/49, totaling $497,345)	488,863	488,863
Mizuho Securities USA, Inc., dated 12/30/16, due 01/03/17, 0.48%, total to be received $488,876, (collateralized by various U.S. Government Agency Obligations, 2.00% – 6.50%, 07/01/24 – 09/20/46, totaling $497,385)	488,863	488,863
RBC Dominion Securities, Inc., dated 12/30/16, due 01/03/17, 0.52%, total to be received $488,877, (collateralized by various U.S. Government Agency Obligations, 0.88% – 7.00%, 02/13/17 – 01/01/47, totaling $497,229)	488,863	488,863
Total Repurchase Agreements
(Cost $2,100,337)		2,100,337
Total Investments — 100.8%
(Cost $263,329,783)		261,835,679
Liabilities in Excess of Other Assets — (0.8%)		(1,989,002)
Net Assets — 100.0%		$259,846,677

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

____________

LP — Limited Partnership

PLC — Public Limited Company

^        Is in default.

#       Perpetual security with no stated maturity date.

@      Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2016.

‡       Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,373,953; the aggregate market value of the collateral held by the fund is $2,433,870. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $333,533.

(b)     Rate shown reflects the 7-day yield as of December 31, 2016.

(c)     Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Asset Backed Securities	25.8%
Commercial Mortgage Backed Securities	13.0
Consumer Discretionary	4.6
Consumer Staples	1.5
Energy	2.4
Financials	9.5
Health Care	3.0
Industrials	3.6
Information Technology	2.2
Materials	0.8
Real Estate	2.0
Residential Mortgage Backed Securities	19.0
Sovereign Government	0.5
Telecommunication Services	1.8
U.S. Government Agency Securities	1.7
U.S. Treasury Note	0.4
Utilities	1.3
Money Market Fund	6.9
Repurchase Agreements	0.8
Total Investments	100.8
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments

December 31, 2016 (Unaudited)

Investments	Principal	Value
TERM LOANS — 83.9%

Advertising — 1.7%
Acosta, Inc., 4.25%, 09/26/21@	$491,266	$480,367

Aerospace & Defense — 3.3%
Accudyne Industries Borrower SCA, 4.00%, 12/13/19 (Luxembourg)@	488,586	463,197
TransDigm, Inc., 3.75%, 06/09/23@	437,889	442,979
Total Aerospace & Defense		906,176

Auto Parts & Equipment — 2.6%
Cooper-Standard Automotive, Inc., 3.75%, 11/02/23@	227,806	230,558
Federal-Mogul Holdings Corp., 4.75%, 04/15/21@	491,206	487,522
Total Auto Parts & Equipment		718,080

Building Materials — 1.8%
GYP Holdings III Corp., 4.50%, 04/01/21@	491,212	496,124

Chemicals — 0.9%
MacDermid, Inc., 5.00%, 06/07/23@	245,011	248,626

Commercial Services — 3.7%
Brightview Landscapes LLC, 4.00%, 12/18/20@	245,581	246,599
Brightview Landscapes LLC, 7.50%, 12/17/21@	250,000	252,031
Camelot Finance LP, 4.75%, 10/03/23@	498,750	505,503
Total Commercial Services		1,004,133

Computers — 1.5%
Western Digital Corp., 4.52%, 04/29/23@	398,000	404,965

Distribution/Wholesale — 5.4%
Nexeo Solutions LLC, 5.25%, 06/09/23@	497,500	502,475
Spin Holdco, Inc., 4.25%, 11/14/19@	490,614	489,868
Univar USA, Inc., 4.25%, 07/01/22@	493,750	499,201
Total Distribution/Wholesale		1,491,544

Diversified Financial Services — 0.9%
AlixPartners LLP, 4.00%, 07/28/22@	246,881	249,372

Investments	Principal	Value
TERM LOANS (continued)

Entertainment — 1.8%
Scientific Games International, Inc., 6.00%, 10/01/21@	$490,000	$497,007

Environmental Control — 0.9%
Waste Industries USA, Inc., 3.52%, 02/27/20@	245,625	247,429

Food — 3.1%
Albertsons LLC, 4.06%, 06/22/23@	349,091	354,061
U.S. Foods, Inc., 3.75%, 06/27/23@	491,187	497,071
Total Food		851,132

Hand/Machine Tools — 1.8%
Apex Tool Group LLC, 4.50%, 01/31/20@	490,447	487,178

Healthcare – Services — 3.5%
CHS/Community Health Systems, Inc., 3.75%, 12/31/19@	167,662	163,105
CHS/Community Health Systems, Inc., 4.00%, 01/27/21@	308,496	299,692
IASIS Healthcare LLC, 4.50%, 05/03/18@	491,049	488,289
Total Healthcare – Services		951,086

Insurance — 1.7%
HUB International Ltd., 4.00%, 10/02/20@	244,962	247,204
USI, Inc., 4.25%, 12/27/19@	230,260	231,964
Total Insurance		479,168

Internet — 2.6%
Uber Technologies, Inc., 5.00%, 07/13/23@	498,750	500,620
Zayo Group LLC, 3.75%, 05/06/21@	223,071	225,828
Total Internet		726,448

Leisure Time — 3.1%
24 Hour Fitness Worldwide, Inc., 4.75%, 05/28/21@	244,975	243,138
BRP US, Inc., 3.75%, 06/30/23 (Canada)@	250,000	252,890
ClubCorp Club Operations, Inc., 4.00%, 12/15/22@	361,205	365,871
Total Leisure Time		861,899

See accompanying Notes to Financial Statements.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Lodging — 4.4%
Boyd Gaming Corp., 3.76%, 09/15/23@	$498,750	$505,518
Caesars Entertainment Resort Properties LLC, 7.00%, 10/09/20@	244,950	247,629
Caesars Growth Properties Holdings LLC, 6.25%, 05/08/21@	244,975	247,196
Hilton Worldwide Finance LLC, 3.50%, 10/26/20@	14,085	14,232
Hilton Worldwide Finance LLC, 3.26%, 10/25/23@	191,507	193,985
Total Lodging		1,208,560

Machinery – Diversified — 2.3%
Clark Equipment Co., 4.50%, 05/28/21 (South Korea)@	198,471	201,573
RBS Global, Inc., 3.75%, 08/21/23@	417,105	419,503
Total Machinery – Diversified		621,076

Media — 1.7%
Altice US Finance I Corp., 3.88%, 01/15/25@	246,815	250,209
iHeartCommunications, Inc., 7.52%, 01/30/19@	250,000	204,375
Total Media		454,584

Miscellaneous Manufacturing — 0.9%
Gates Global LLC, 4.25%, 07/05/21@	241,431	241,972

Oil & Gas — 3.8%
Chesapeake Energy Corp., 8.50%, 08/23/21@	500,000	545,625
EP Energy LLC, 9.75%, 06/30/21@	250,000	262,188
Fieldwood Energy LLC, 8.00%, 08/31/20@	250,000	238,437
Total Oil & Gas		1,046,250

Packaging & Containers — 6.9%
Ardagh Holdings USA, Inc., 4.00%, 12/17/21 (Ireland)@	464,895	470,997
BWAY Holding Co., 4.75%, 08/24/23@	473,521	475,683
Reynolds Group Holdings, Inc., 4.25%, 02/05/23 (New Zealand)@	449,223	455,809

Investments	Principal	Value
TERM LOANS (continued)

Packaging & Containers (continued)
SIG Combibloc, 4.00%, 03/11/22 (Luxembourg)@	$476,964	$481,586
Total Packaging & Containers		1,884,075

Pharmaceuticals — 1.7%
Valeant Pharmaceuticals International, Inc., 5.50%, 04/01/22@	480,752	481,815

Real Estate — 1.8%
DTZ US Borrower LLC, 4.25%, 11/04/21@	497,475	500,895

Retail — 16.5%
1011778 BC ULC, 3.75%, 12/10/21 (Canada)@	373,756	377,611
BJ’s Wholesale Club, Inc., 4.50%, 09/26/19@	479,351	484,669
CEC Entertainment, Inc., 4.00%, 02/15/21@	489,924	489,109
Dollar Tree, Inc., 3.25%, 07/06/22@	47,468	47,988
Michaels Stores, Inc., 3.75%, 01/27/23@	201,338	203,965
Neiman Marcus Group Ltd. LLC, 4.25%, 10/25/20@	491,162	428,416
NPC International, Inc., 4.75%, 12/28/18@	490,348	493,413
Petco Animal Supplies, Inc., 5.00%, 01/26/23@	498,744	502,130
PetSmart, Inc., 4.00%, 03/10/22@	492,500	494,571
Rite Aid Corp., 5.75%, 08/21/20@	250,000	252,239
Smart & Final Stores LLC, 4.50%, 11/15/22@	250,000	249,922
SRS Distribution Inc., 5.25%, 08/25/22@	498,741	507,157
Total Retail		4,531,190

Semiconductors — 1.8%
Microsemi Corp., 3.75%, 01/15/23@	107,560	108,784
ON Semiconductor Corp., 4.02%, 03/31/23@	374,063	379,505
Total Semiconductors		488,289

Software — 1.8%
Infor U.S., Inc., 3.75%, 06/03/20@	240,661	241,388

See accompanying Notes to Financial Statements.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Software (continued)
Solera LLC, 5.75%, 03/03/23@	$248,125	$251,847
Total Software		493,235
Total Term Loans
(Cost $22,924,169)		23,052,675

CORPORATE BONDS — 8.1%

Diversified Financial Services — 0.9%
Jefferies Finance LLC, 7.38%, 04/01/20‡	250,000	251,250

Electric — 0.9%
Dynegy, Inc., 6.75%, 11/01/19(a)	250,000	255,625

Entertainment — 0.5%
Penn National Gaming, Inc., 5.88%, 11/01/21(a)	124,000	129,890

Healthcare – Services — 0.9%
Tenet Healthcare Corp., 8.00%, 08/01/20	250,000	247,525

Home Builders — 0.9%
Lennar Corp., 4.50%, 06/15/19	250,000	259,375

Lodging — 1.5%
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20	125,000	131,562
MGM Resorts International, 6.75%, 10/01/20	250,000	278,750
Total Lodging		410,312

Media — 1.0%
CSC Holdings LLC, 6.63%, 10/15/25‡	250,000	273,750

Real Estate — 0.6%
Howard Hughes Corp. (The), 6.88%, 10/01/21‡	150,000	158,820

Investments	Principal	Value
CORPORATE BONDS (continued)

Telecommunications — 0.9%
Sprint Communications, Inc., 6.00%, 11/15/22	$250,000	$252,500
Total Corporate Bonds
(Cost $2,179,245)		2,239,047

MONEY MARKET FUND — 7.0%
JP Morgan US Government Money Market Fund – Institutional Class, 0.41%(b) (Cost $1,922,642)	1,922,642	1,922,642

REPURCHASE AGREEMENT — 0.5%(c)

HSBC Securities USA, Inc., dated 12/30/16, due 01/03/17, 0.45%, total to be received $127,267, (collateralized by various U.S. Government Agency Obligations, 0.88% – 3.00%, 05/15/17 – 05/15/46, totaling $129,318)

(Cost $127,264)	127,264	127,264
Total Investments — 99.5%
(Cost $27,153,320)		27,341,628
Other Assets in Excess of Liabilities — 0.5%		145,624
Net Assets — 100.0%		$27,487,252

____________

LP — Limited Partnership

@      Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2016.

‡       Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $367,930; the aggregate market value of the collateral held by the fund is $376,620. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $249,356.

(b)     Rate shown reflects the 7-day yield as of December 31, 2016.

(c)     Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	1.7%
Aerospace & Defense	3.3
Auto Parts & Equipment	2.6
Building Materials	1.8
Chemicals	0.9
Commercial Services	3.7
Computers	1.5
Distribution/Wholesale	5.4
Diversified Financial Services	1.8
Electric	0.9
Entertainment	2.3
Environmental Control	0.9
Food	3.1
Hand/Machine Tools	1.8
Healthcare – Services	4.4
Home Builders	0.9
Insurance	1.7
Internet	2.6
Leisure Time	3.1
Lodging	5.9
Machinery – Diversified	2.3
Media	2.7
Miscellaneous Manufacturing	0.9
Oil & Gas	3.8
Packaging & Containers	6.9
Pharmaceuticals	1.7
Real Estate	2.4
Retail	16.5
Semiconductors	1.8
Software	1.8
Telecommunications	0.9
Money Market Fund	7.0
Repurchase Agreement	0.5
Total Investments	99.5
Other Assets in Excess of Liabilities	0.5
Net Assets	100.0%

Total Return Swaps contracts outstanding as of December 31, 2016:

Reference Entity	Number of Contracts	Annual Financing Rate Received (Paid)	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
iBoxx USD Liquid Leveraged Loans	3,000,000	(0.65)%	3/20/2017	$3,000,000	$3,143,918	$143,918

J.P Morgan Chase Bank acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate.

See accompanying Notes to Financial Statements.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments

December 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS — 67.3%

Aerospace/Defense — 1.0%
Triumph Group, Inc., 5.25%, 06/01/22	$2,146,000	$2,011,875

Agriculture — 1.0%
Alliance One International, Inc., 8.50%, 04/15/21‡(a)	1,922,000	1,955,635

Auto Parts & Equipment — 1.7%
Cooper-Standard Automotive, Inc., 5.63%, 11/15/26‡	1,028,000	1,019,005
Titan International, Inc., 6.88%, 10/01/20	2,348,000	2,309,845
Total Auto Parts & Equipment		3,328,850

Biotechnology — 1.6%
AMAG Pharmaceuticals, Inc., 7.88%, 09/01/23‡	3,124,000	3,139,620

Chemicals — 2.5%
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23‡(a)	2,916,000	3,014,415
Hexion, Inc., 10.00%, 04/15/20	2,014,000	2,011,483
Total Chemicals		5,025,898

Commercial Services — 4.8%
Constellis Holdings LLC/Constellis Finance Corp., 9.75%, 05/15/20‡	2,438,000	2,511,140
LSC Communications, Inc., 8.75%, 10/15/23‡	930,000	936,975
Quad/Graphics, Inc., 7.00%, 05/01/22(a)	3,371,000	3,303,580
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary, 7.88%, 06/01/21(a)	2,079,000	1,902,285
United Rentals North America, Inc., 5.50%, 05/15/27	930,000	924,188
Total Commercial Services		9,578,168

Computers — 1.7%
Conduent Finance, Inc./Xerox Business Services LLC, 10.50%, 12/15/24‡	242,000	259,545
Harland Clarke Holdings Corp., 9.25%, 03/01/21‡	3,562,000	3,147,918
Total Computers		3,407,463

Investments	Principal	Value
CORPORATE BONDS (continued)

Diversified Financial Services — 3.3%
Alliance Data Systems Corp., 5.88%, 11/01/21‡	$1,402,000	$1,426,535
CNG Holdings, Inc., 9.38%, 05/15/20‡	1,962,000	1,711,845
Speedy Cash Intermediate Holdings Corp., 10.75%, 05/15/18‡	3,529,000	3,396,662
Total Diversified Financial Services		6,535,042

Electric — 0.7%
Dynegy, Inc., 8.00%, 01/15/25‡(a)	1,402,000	1,321,385

Electrical Components & Equipment — 1.5%
Artesyn Embedded Technologies, Inc., 9.75%, 10/15/20‡	3,340,000	3,072,800

Electronics — 1.1%
Kemet Corp., 10.50%, 05/01/18(a)	2,172,000	2,170,643

Energy – Alternate Sources — 1.0%
Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/21‡	1,872,000	1,956,240

Entertainment — 1.9%
AMC Entertainment Holdings, Inc., 5.88%, 11/15/26‡	1,166,000	1,195,150
Lions Gate Entertainment Corp., 5.88%, 11/01/24‡	1,402,000	1,430,040
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24‡(a)	1,166,000	1,193,692
Total Entertainment		3,818,882

Environmental Control — 0.5%
Advanced Disposal Services, Inc., 5.63%, 11/15/24‡	930,000	927,675

Food — 3.8%
Bi-Lo LLC/Bi-Lo Finance Corp., 9.25%, 02/15/19‡(a)	3,569,000	3,042,572
Simmons Foods, Inc., 7.88%, 10/01/21‡	2,007,000	2,072,228
SUPERVALU, Inc., 6.75%, 06/01/21(a)	2,411,000	2,447,165
Total Food		7,561,965

See accompanying Notes to Financial Statements.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Food Service — 0.6%
AdvancePierre Foods Holdings, Inc., 5.50%, 12/15/24‡	$1,176,000	$1,189,971

Gas — 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25	494,000	500,792
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23‡	1,402,000	1,454,575
Total Gas		1,955,367

Healthcare – Products — 2.0%
Greatbatch Ltd., 9.13%, 11/01/23‡	1,899,000	1,899,000
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.63%, 10/15/23‡	2,257,000	2,115,938
Total Healthcare – Products		4,014,938

Healthcare – Services — 1.7%
Envision Healthcare Corp., 6.25%, 12/01/24‡	1,212,000	1,281,690
Select Medical Corp., 6.38%, 06/01/21(a)	2,056,000	2,066,280
Tenet Healthcare Corp., 7.50%, 01/01/22‡	92,000	96,140
Total Healthcare – Services		3,444,110

Lodging — 1.7%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.13%, 12/01/24‡	1,471,000	1,535,356
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21‡	930,000	943,950
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22‡	930,000	948,600
Total Lodging		3,427,906

Machinery – Diversified — 1.0%
Xerium Technologies, Inc., 9.50%, 08/15/21‡	2,080,000	2,080,000

Media — 2.3%
CBS Radio, Inc., 7.25%, 11/01/24‡(a)	1,735,000	1,826,087
Lee Enterprises, Inc., 9.50%, 03/15/22‡(a)	2,626,000	2,796,690
Total Media		4,622,777

Investments	Principal	Value
CORPORATE BONDS (continued)

Mining — 1.7%
Alcoa Nederland Holding BV, 6.75%, 09/30/24‡	$1,500,000	$1,631,250
Alcoa Nederland Holding BV, 7.00%, 09/30/26‡	1,500,000	1,646,250
Total Mining		3,277,500

Miscellaneous Manufacturing — 2.6%
Koppers, Inc., 7.88%, 12/01/19(a)	2,030,000	2,060,450
Techniplas LLC, 10.00%, 05/01/20‡	3,448,000	3,008,380
Total Miscellaneous Manufacturing		5,068,830

Oil & Gas — 6.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24‡	1,225,000	1,274,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.50%, 01/15/21‡	1,838,000	2,109,105
Chesapeake Energy Corp., 8.00%, 01/15/25‡	1,225,000	1,254,094
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24‡(a)	1,212,000	1,308,596
Gulfport Energy Corp., 6.00%, 10/15/24‡	1,402,000	1,433,545
Parsley Energy LLC/Parsley Finance Corp., 5.38%, 01/15/25‡	1,471,000	1,483,356
Rowan Cos., Inc., 7.38%, 06/15/25(a)	1,471,000	1,504,098
Sanchez Energy Corp., 7.75%, 06/15/21(a)	2,399,000	2,452,978
Total Oil & Gas		12,819,772

Pharmaceuticals — 1.9%
Horizon Pharma, Inc./Horizon Pharma USA, Inc., 8.75%, 11/01/24‡	2,436,000	2,478,630
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24‡	1,166,000	1,227,098
Total Pharmaceuticals		3,705,728

See accompanying Notes to Financial Statements.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Pipelines — 4.0%
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21‡	$990,000	$985,050
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25‡	1,471,000	1,506,392
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 04/01/23	1,838,000	1,883,950
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21(a)	2,262,000	2,245,035
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 01/15/25	1,225,000	1,255,625
Total Pipelines		7,876,052

Real Estate — 0.5%
Crescent Communities LLC/Crescent Ventures Inc., 8.88%, 10/15/21‡	930,000	941,625

Real Estate Investment Trusts — 1.2%
Communications Sales & Leasing, Inc. / CSL Capital LLC, 7.13%, 12/15/24‡	1,471,000	1,489,388
QCP SNF West/Central/East/AL REIT LLC, 8.13%, 11/01/23‡(a)	930,000	936,975
Total Real Estate Investment Trusts		2,426,363

Retail — 2.7%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.63%, 06/15/20(a)	2,017,000	1,996,830
Guitar Center, Inc., 6.50%, 04/15/19‡(a)	2,249,000	2,052,213
Landry’s, Inc., 6.75%, 10/15/24‡	1,374,000	1,398,045
Total Retail		5,447,088

Semiconductors — 1.1%
Amkor Technology, Inc., 6.38%, 10/01/22(a)	2,162,000	2,261,992

Software — 1.7%
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings, 10.00%, 11/30/24‡	488,000	519,720

Investments	Principal	Value
CORPORATE BONDS (continued)

Software (continued)
Inception Merger Sub, Inc. / Rackspace Hosting, Inc., 8.63%, 11/15/24‡	$1,637,000	$1,736,775
JDA Escrow LLC / JDA Bond Finance, Inc., 7.38%, 10/15/24‡(a)	1,116,000	1,160,640
Total Software		3,417,135

Telecommunications — 5.1%
EarthLink Holdings Corp., 8.88%, 05/15/19	844,000	864,678
Frontier Communications Corp., 11.00%, 09/15/25(a)	2,016,000	2,089,080
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 12.50%, 07/01/22‡	1,654,000	1,798,725
GTT Escrow Corp., 7.88%, 12/31/24‡	242,000	252,938
Trilogy International Partners LLC / Trilogy International Finance, Inc., 13.38%, 05/15/19‡	1,838,000	1,893,140
Windstream Services LLC, 7.75%, 10/01/21(a)	3,056,000	3,156,848
Total Telecommunications		10,055,409
Total Corporate Bonds
(Cost $131,603,763)		133,844,704

TERM LOANS — 18.3%

Advertising — 1.2%
Affinion Group, Inc., 6.75%, 04/30/18@	2,460,776	2,454,624

Agriculture — 1.0%
North Atlantic Trading Co., Inc., 9.25%, 01/13/20@	2,044,108	2,031,332

Coal — 0.7%
Murray Energy Corp., 8.75%, 04/16/20@	1,500,000	1,435,500

Commercial Services — 1.0%
Jackson Hewitt Tax Service, Inc., 8.00%, 07/24/20@	1,960,000	1,893,850

Electronics — 1.8%
Isola USA Corp., 9.25%, 11/29/18@	4,201,512	3,676,323

See accompanying Notes to Financial Statements.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Food — 2.2%
Flavors Holdings, Inc., 6.75%, 04/03/20@	$2,535,699	$2,066,594
Shearer’s Foods LLC, 7.75%, 06/30/22@	2,431,000	2,272,985
Total Food		4,339,579

Forest Products & Paper — 1.9%
Appvion, Inc., 6.25%, 06/28/19@	2,019,025	1,944,998
Verso Paper Holdings LLC, 12.00%, 10/14/21@	1,920,000	1,879,209
Total Forest Products & Paper		3,824,207

Healthcare – Services — 3.2%
21st Century Oncology, Inc., 7.13%, 04/28/22@	1,984,899	1,836,032
Lantheus Medical Imaging, Inc., 7.00%, 06/30/22@	1,939,008	1,943,856
Radnet Management, Inc., 8.00%, 03/19/21@	2,613,333	2,588,833
Total Healthcare – Services		6,368,721

Oil & Gas — 1.9%
Osum Production Corp., 6.50%, 07/31/20 (Canada)@	4,852,815	3,760,931

Software — 1.1%
Greenway Health LLC, 9.25%, 11/04/21@	2,253,846	2,197,500

Telecommunications — 1.2%
Global Tel*Link Corp, 9.00%, 11/20/20@	2,375,000	2,312,359

Transportation — 1.1%
YRC Worldwide, Inc., 8.00%, 02/13/19@	2,220,271	2,206,861

Total Term Loans
(Cost $38,481,884)		36,501,787

FOREIGN BONDS — 11.7%

Biotechnology — 1.0%
Concordia International Corp., 9.00%, 04/01/22 (Canada)‡(a)	2,259,000	1,922,974

Chemicals — 1.7%
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.38%, 12/01/22 (Canada)‡	1,402,000	1,419,525
Perstorp Holding AB, 8.50%, 06/30/21 (Sweden)‡	2,000,000	2,005,000
Total Chemicals		3,424,525

Investments	Principal	Value
FOREIGN BONDS (continued)

Environmental Control — 0.6%
Tervita Escrow Corp., 7.63%, 12/01/21 (Canada)‡(a)	$1,225,000	$1,252,563

Home Builders — 0.6%
Mattamy Group Corp., 6.88%, 12/15/23 (Canada)‡	1,225,000	1,246,437

Lodging — 1.0%
Studio City Co. Ltd., 5.88%, 11/30/19 (Hong Kong)‡(a)	1,000,000	1,030,000
Studio City Co. Ltd., 7.25%, 11/30/21 (Hong Kong)‡	1,000,000	1,037,500
Total Lodging		2,067,500

Media — 1.0%
Ziggo Bond Finance BV, 6.00%, 01/15/27 (Netherlands)‡	750,000	729,375
Ziggo Secured Finance BV, 5.50%, 01/15/27 (Netherlands)‡	1,250,000	1,221,625
Total Media		1,951,000

Mining — 1.3%
Alamos Gold, Inc., 7.75%, 04/01/20 (Canada)‡	2,051,000	2,143,295
Hudbay Minerals, Inc., 7.25%, 01/15/23 (Canada)‡	194,000	201,275
Hudbay Minerals, Inc., 7.63%, 01/15/25 (Canada)‡	193,000	201,083
Total Mining		2,545,653

Miscellaneous Manufacturing — 1.2%
Bombardier, Inc., 6.13%, 01/15/23 (Canada)‡	2,405,000	2,304,952

Oil & Gas — 1.7%
Noble Holding International Ltd., 7.75%, 01/15/24 (United Kingdom)(a)	990,000	933,669
Northern Blizzard Resources, Inc., 7.25%, 02/01/22 (Canada)‡	2,422,000	2,422,000
Total Oil & Gas		3,355,669

Transportation — 1.6%
Global Ship Lease, Inc., 10.00%, 04/01/19 (United Kingdom)‡	3,475,000	3,197,000

Total Foreign Bonds
(Cost $23,403,612)		23,268,273

See accompanying Notes to Financial Statements.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Shares/ Principal	Value
MONEY MARKET FUNDS — 3.8%

BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.42%(b)(c)	810,000	$810,000
Federated Government Obligations Fund, Institutional Class, 0.43%(b)(c)	905,000	905,000
Fidelity Investments Money Market Funds – Government Portfolio, Institutional Class, 0.43%(b)(c)	983,000	983,000
JPMorgan U.S. Government Money Market Fund – Institutional Class, 0.41%(b)	2,362,038	2,362,038
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.44%(b)(c)	810,000	810,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class, 0.44%(b)(c)	810,000	810,000
STIT – Government & Agency Portfolio, Institutional Class, 0.43%(b)(c)	810,000	810,000
Total Money Market Funds
(Cost $7,490,038)		7,490,038

REPURCHASE AGREEMENTS — 9.1%(c)
Citigroup Global Markets, Inc., dated 12/30/16, due 01/03/17, 0.53%, total to be received $5,421,784, (collateralized by various U.S. Government Agency Obligations, 2.00% – 8.50%, 12/01/17 – 01/01/47, totaling $5,512,762)	$5,421,624	5,421,624
HSBC Securities USA, Inc., dated 12/30/16, due 01/03/17, 0.45%, total to be received $1,900,637, (collateralized by various U.S. Government Agency Obligations, 0.88% – 3.00%, 05/15/17 – 05/15/46, totaling $1,931,263)	1,900,589	1,900,589
Merrill Lynch Pierce Fenner & Smith, Inc., dated 12/30/16, due 01/03/17, 0.50%, total to be received $5,421,775, (collateralized by various U.S. Government Agency Obligations, 1.74% – 6.00%, 08/01/22 – 01/15/49, totaling $5,515,692)	5,421,624	5,421,624

Investments	Principal	Value
REPURCHASE AGREEMENTS(continued)

RBC Dominion Securities, Inc., dated 12/30/16, due 01/03/17, 0.52%, total LP to be received $5,421,781, (collateralized by various U.S. Government Agency Obligations, 0.88% – 7.00%, 02/13/17 – 01/01/47, totaling $5,514,410)	$5,421,624	$5,421,624
Total Repurchase Agreements
(Cost $18,165,461)		18,165,461
Total Investments — 110.2%
(Cost $219,144,758)		219,270,263
Liabilities in Excess of Other Assets — (10.2%)		(20,221,294)
Net Assets — 100.0%		$199,048,969

____________

LP — Limited Partnership

@      Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2016.

‡       Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $33,328,565; the aggregate market value of the collateral held by the fund is $34,121,877. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $10,828,416.

(b)     Rate shown reflects the 7-day yield as of December 31, 2016.

(c)     Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	1.2%
Aerospace/Defense	1.0
Agriculture	2.0
Auto Parts & Equipment	1.7
Biotechnology	2.6
Chemicals	4.2
Coal	0.7
Commercial Services	5.8
Computers	1.7
Diversified Financial Services	3.3
Electric	0.7
Electrical Components & Equipment	1.5
Electronics	2.9
Energy – Alternate Sources	1.0
Entertainment	1.9
Environmental Control	1.1
Food	6.0
Food Service	0.6
Forest Products & Paper	1.9
Gas	1.0
Healthcare – Products	2.0
Healthcare – Services	4.9
Home Builders	0.6
Lodging	2.7
Machinery – Diversified	1.0
Media	3.3
Mining	3.0
Miscellaneous Manufacturing	3.8
Oil & Gas	10.0
Pharmaceuticals	1.9
Pipelines	4.0
Real Estate	0.5
Real Estate Investment Trusts	1.2
Retail	2.7
Semiconductors	1.1
Software	2.8
Telecommunications	6.3
Transportation	2.7
Money Market Funds	3.8
Repurchase Agreements	9.1
Total Investments	110.2
Liabilities in Excess of Other Assets	(10.2)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES QAM EQUITY HEDGE ETF

Schedule of Investments

December 31, 2016 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 81.1%

Asset Allocation Fund — 0.1%
SPDR Bloomberg Barclays Convertible Securities ETF	107	$4,885

Commodity Fund — 0.3%
SPDR Gold Shares*	152	16,661

Debt Fund — 28.0%
AdvisorShares Sage Core Reserves ETF†	2,800	278,180
Guggenheim Enhanced Short Duration ETF*	5,563	278,817
iShares Short Treasury Bond ETF	3,272	360,902
iShares U.S. Preferred Stock ETF	1,021	37,991
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	7,857	359,065
SPDR SSgA Ultra Short Term Bond ETF	5,780	232,356
Total Debt Fund		1,547,311

Equity Fund — 52.7%
ALPS Medical Breakthroughs ETF*	2,474	56,704
BioShares Biotechnology Clinical Trials Fund*	727	13,369
Columbia India Small Capital ETF	927	13,061
First Trust Dow Jones Internet Index Fund*	1,107	88,372
First Trust NASDAQ ABA Community Bank Index Fund	424	22,442
Global X MSCI Nigeria ETF	1,516	6,458
Guggenheim China Small Cap ETF	7,692	171,455
Guggenheim China Technology ETF	663	23,384
Guggenheim Raymond James SB-1 Equity ETF	5,213	200,129
Guggenheim S&P 500 Equal Weight ETF	1,916	166,002
Guggenheim S&P 500 Equal Weight Financials ETF	1,590	58,560
Guggenheim S&P 500 Equal Weight Healthcare ETF	160	23,347
Guggenheim S&P 500 Equal Weight Technology ETF	752	81,584
Guggenheim S&P Midcap 400 Pure Growth ETF	299	38,526
iShares Core S&P Small-Cap ETF	105	14,440
iShares Global Clean Energy ETF	2,230	17,639
iShares Global Consumer Discretionary ETF	216	19,475
iShares Global Healthcare ETF	207	19,628

Investments	Shares	Value
EXCHANGE TRADED FUNDS (continued)

Equity Fund (continued)
iShares JPX-Nikkei 400 ETF	1,086	$57,580
iShares Latin America 40 ETF	363	10,011
iShares Micro-Cap ETF	2,781	238,721
iShares Mortgage Real Estate Capped ETF	174	7,318
iShares MSCI Brazil Capped ETF	1,510	50,343
iShares MSCI EAFE ETF	648	37,409
iShares MSCI Emerging Markets ETF	543	19,010
iShares MSCI Europe Financials ETF	1,508	28,592
iShares MSCI France ETF	580	14,309
iShares MSCI Frontier 100 ETF	1,616	40,158
iShares MSCI Germany ETF	982	26,003
iShares MSCI Germany Small-Cap ETF	165	6,838
iShares MSCI Hong Kong ETF	1,087	21,175
iShares MSCI India Small-Cap ETF	2,201	71,919
iShares MSCI Ireland Capped ETF	121	4,541
iShares MSCI Japan Small Cap ETF	1,293	79,610
iShares MSCI Pacific ex Japan ETF	507	20,062
iShares MSCI Taiwan Capped ETF	789	23,173
iShares MSCI Thailand Capped ETF	426	30,710
iShares MSCI United Kingdom ETF	267	8,194
iShares MSCI United Kingdom Small-Cap ETF	2,116	71,775
iShares MSCI USA Momentum Factor ETF	422	32,013
iShares North American Natural Resources ETF	1,357	48,784
iShares Russell 1000 Growth ETF	1,135	119,061
iShares Russell 1000 Value ETF	292	32,713
iShares Russell 2000 Value ETF	318	37,823
iShares U.S. Broker-Dealers & Securities Exchanges ETF	361	17,862
iShares U.S. Oil & Gas Exploration & Production ETF	246	16,098
JPMorgan Alerian MLP Index ETN	770	24,340
KraneShares CSI China Internet ETF	266	9,238
PowerShares DWA Technology Momentum Portfolio	864	34,638
PowerShares Dynamic Market Portfolio	443	35,769
PowerShares S&P SmallCap Information Technology Portfolio	627	43,671

See accompanying Notes to Financial Statements.

ADVISORSHARES QAM EQUITY HEDGE ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS (continued)

Equity Fund (continued)
QuantShares U.S. Market Neutral Anti-Beta Fund*	1,051	$20,705
QuantShares U.S. Market Neutral Momentum Fund*	300	6,831
SPDR EURO STOXX 50 ETF	977	32,690
SPDR S&P Emerging Asia Pacific ETF	671	50,412
SPDR S&P Emerging Markets SmallCap ETF	1,812	71,973
SPDR S&P Health Care Equipment ETF	1,342	66,738
SPDR S&P Semiconductor ETF	115	6,453
SPDR S&P Software & Services ETF	105	5,726
VanEck Vectors Brazil Small-Cap ETF	1,779	28,268
VanEck Vectors ChinaAMC CSI 300 ETF	730	26,952
VanEck Vectors Russia ETF	2,282	48,424
VanEck Vectors Russia Small-Cap ETF	344	13,103
VanEck Vectors Unconventional Oil & Gas ETF	2,834	51,664
Vanguard Small-Cap ETF	584	75,313
WisdomTree Europe SmallCap Dividend Fund	371	20,264
WisdomTree India Earnings Fund	978	19,756
WisdomTree Japan Hedged Financials Fund	224	5,374
WisdomTree Middle East Dividend Fund	683	11,392
Total Equity Fund		2,916,074
Total Exchange Traded Funds
(Cost $4,254,942)		4,484,931

MONEY MARKET FUND — 19.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.36%(a) (Cost $1,051,941)	1,051,941	1,051,941

Investments	Shares	Value
Securities Sold, Not Yet Purchased — (4.6)%

EXCHANGE TRADED FUNDS — (4.6)%
Currency Fund — (4.6)%
CurrencyShares British Pound Sterling Trust*	(670)	$(80,574)
CurrencyShares Euro Trust*	(1,118)	(114,327)
CurrencyShares Japanese Yen Trust*	(723)	(59,662)
Total Currency Fund		(254,563)
Total Securities Sold, Not Yet Purchased (Proceeds Received $(267,980))		(254,563)
Total Investments — 95.5%
(Cost $5,038,903)		5,282,309
Other Assets in Excess of Liabilities — 4.5%		250,759
Net Assets — 100.0%		$5,533,068

____________

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

*        Non-income producing security.

†       Affiliated Company.

(a)     Rate shown reflects the 7-day yield as of December 31, 2016.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Asset Allocation Fund	0.1%
Commodity Fund	0.3
Currency Fund	(4.6)
Debt Fund	28.0
Equity Fund	52.7
Money Market Fund	19.0
Total Investments	95.5
Liabilities in Excess of Other Assets	4.5
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

December 31, 2016 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND — 40.5%

Debt Fund — 40.5%
AdvisorShares Sage Core Reserves ETF†
(Cost $67,115,250)	675,000	$67,061,250

MONEY MARKET FUNDS — 9.7%
Fidelity Institutional Money Market Government Portfolio – Class III, 0.14%(a)	15,635,281	15,635,281
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, 0.44%(a)	500,000	500,000
Total Money Market Funds
(Cost $16,135,281)		16,135,281
Total Investments Before Securities Sold, Not Yet Purchased
(Cost $83,250,531)		83,196,531

Securities Sold, Not Yet Purchased — (98.7)%

COMMON STOCKS — (98.7)%

Aerospace/Defense — (2.5)%
Orbital ATK, Inc.	(46,546)	(4,083,481)

Apparel — (2.7)%
Carter’s, Inc.	(52,500)	(4,535,475)

Banks — (6.9)%
Capital One Financial Corp.	(25,000)	(2,181,000)
Deutsche Bank AG (Germany)*	(252,100)	(4,563,010)
UMB Financial Corp.	(62,000)	(4,781,440)
Total Banks		(11,525,450)

Commercial Services — (7.2)%
Equifax, Inc.	(36,000)	(4,256,280)
INC Research Holdings, Inc., Class A*	(50,000)	(2,630,000)
ServiceMaster Global Holdings, Inc.*	(135,000)	(5,085,450)
Total Commercial Services		(11,971,730)

Computers — (5.4)%
Electronics For Imaging, Inc.*	(90,000)	(3,947,400)
EPAM Systems, Inc.*	(77,500)	(4,984,025)
Total Computers		(8,931,425)

Distribution/Wholesale — (1.8)%
LKQ Corp.*	(100,000)	(3,065,000)

Investments	Shares	Value
COMMON STOCKS (continued)

Diversified Financial Services — (7.8)%
Credit Acceptance Corp.*	(35,800)	$(7,786,858)
Santander Consumer USA Holdings, Inc.*	(382,236)	(5,160,186)
Total Diversified Financial Services		(12,947,044)

Electrical Components & Equipment — (3.0)%
AMETEK, Inc.	(101,000)	(4,908,600)

Electronics — (2.2)%
OSI Systems, Inc.*	(47,500)	(3,615,700)

Engineering & Construction — (2.5)%
AECOM*	(113,000)	(4,108,680)

Hand/Machine Tools — (2.7)%
Snap-on, Inc.	(26,500)	(4,538,655)

Healthcare – Products — (3.8)%
Globus Medical, Inc., Class A*	(147,000)	(3,647,070)
Zeltiq Aesthetics, Inc.*	(60,550)	(2,635,136)
Total Healthcare – Products		(6,282,206)

Home Furnishings — (2.6)%
Tempur Sealy International, Inc.*	(63,250)	(4,318,710)

Internet — (6.8)%
Alibaba Group Holding Ltd. (China)*(b)	(60,000)	(5,268,600)
Facebook, Inc., Class A*	(30,000)	(3,451,500)
Netflix, Inc.*	(20,000)	(2,476,000)
Total Internet		(11,196,100)

Leisure Time — (4.1)%
Brunswick Corp.	(50,000)	(2,727,000)
Harley-Davidson, Inc.	(70,000)	(4,083,800)
Total Leisure Time		(6,810,800)

Machinery – Construction & Mining — (2.7)%
Caterpillar, Inc.	(47,500)	(4,405,150)

Media — (3.0)%
FactSet Research Systems, Inc.	(31,000)	(5,066,330)

Pharmaceuticals — (6.1)%
Akorn, Inc.*	(175,000)	(3,820,250)
DexCom, Inc.*	(39,937)	(2,384,239)

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Pharmaceuticals (continued)
Express Scripts Holding Co.*	(57,000)	$(3,921,030)
Total Pharmaceuticals		(10,125,519)

Retail — (14.4)%
CarMax, Inc.*	(146,000)	(9,400,940)
Domino’s Pizza, Inc.	(20,000)	(3,184,800)
Panera Bread Co., Class A*	(26,500)	(5,434,885)
Signet Jewelers Ltd.	(61,500)	(5,796,990)
Total Retail		(23,817,615)

Semiconductors — (1.4)%
M/A-COM Technology Solutions Holdings, Inc.*	(48,900)	(2,263,092)

Software — (9.1)%
BroadSoft, Inc.*	(85,000)	(3,506,250)
Cadence Design Systems, Inc.*	(70,000)	(1,765,400)
Medidata Solutions, Inc.*	(45,000)	(2,235,150)
PROS Holdings, Inc.*	(150,000)	(3,228,000)
SS&C Technologies Holdings, Inc.	(150,000)	(4,290,000)
Total Software		(15,024,800)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(152,246,673)]		(163,541,562)

Total Investments — (48.5)%
(Cost $(68,996,142))		(80,345,031)

Other Assets in Excess of Liabilities — 148.5%		245,948,550
Net Assets — 100.0%		$165,603,519

____________

ETF — Exchange Traded Fund

†       Affiliated Company.

*        Non-income producing security.

(a)     Rate shown reflects the 7-day yield as of December 31, 2016.

(b)     American Depositary Receipt.

Cash of $165,684,521 has been segregated to cover margin requirement for open short sales as of December 31, 2016.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	(2.5)%
Apparel	(2.7)
Banks	(6.9)
Commercial Services	(7.2)
Computers	(5.4)
Debt Fund	40.5
Distribution/Wholesale	(1.8)
Diversified Financial Services	(7.8)
Electrical Components & Equipment	(3.0)
Electronics	(2.2)
Engineering & Construction	(2.5)
Hand/Machine Tools	(2.7)
Healthcare – Products	(3.8)
Home Furnishings	(2.6)
Internet	(6.8)
Leisure Time	(4.1)
Machinery – Construction & Mining	(2.7)
Media	(3.0)
Pharmaceuticals	(6.1)
Retail	(14.4)
Semiconductors	(1.4)
Software	(9.1)
Money Market Funds	9.7
Total Investments	(48.5)
Other Assets in Excess of Liabilities	148.5
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments

December 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS — 48.1%

Agriculture — 1.2%
Bunge Ltd. Finance Corp., 3.20%, 06/15/17	$1,050,000	$1,058,023

Auto Manufacturers — 2.5%
Ford Motor Credit Co. LLC, 1.50%, 01/17/17(a)	1,065,000	1,065,097
General Motors Financial Co., Inc., 2.63%, 07/10/17	1,065,000	1,070,897
Total Auto Manufacturers		2,135,994

Banks — 8.9%
Bank of America Corp., 5.70%, 05/02/17	850,000	861,653
BB&T Corp., Series MTN, 2.15%, 03/22/17	865,000	866,221
Capital One Financial Corp., 6.75%, 09/15/17	220,000	227,898
Citigroup, Inc., 1.35%, 03/10/17	1,085,000	1,085,278
Goldman Sachs Group, Inc. (The), Series FRN, 2.70%, 02/25/21@	1,065,000	1,096,641
JPMorgan Chase & Co., 2.00%, 08/15/17	530,000	532,012
JPMorgan Chase & Co., 2.41%, 03/01/21@	630,000	649,775
Morgan Stanley, Series MTN, 6.25%, 08/28/17	970,000	999,609
PNC Bank NA, Series BKTN, 4.88%, 09/21/17	298,000	305,160
Wachovia Corp., 5.75%, 06/15/17	745,000	759,238
Wells Fargo & Co., 5.63%, 12/11/17	380,000	394,023
Total Banks		7,777,508

Beverages — 1.2%
Molson Coors Brewing Co., 2.00%, 05/01/17	1,090,000	1,092,740

Chemicals — 1.2%
Sherwin-Williams Co. (The), 1.35%, 12/15/17	1,061,000	1,059,308

Diversified Financial Services — 2.9%
American Express Credit Corp., Series MTN, 1.13%, 06/05/17	635,000	634,940
American Express Credit Corp., Series F, 2.01%, 09/14/20@	540,000	549,282

Investments	Principal	Value
CORPORATE BONDS (continued)

Diversified Financial Services (continued)
NYSE Holdings LLC, 2.00%, 10/05/17	$690,000	$694,055
Synchrony Financial, 1.88%, 08/15/17	605,000	605,568
Total Diversified Financial Services		2,483,845

Electric — 1.7%
American Electric Power Co., Inc., Series E, 1.65%, 12/15/17	752,000	752,410
Edison International, 3.75%, 09/15/17	690,000	700,871
Total Electric		1,453,281

Food — 0.6%
Kroger Co. (The), 6.40%, 08/15/17	540,000	556,133

Gas — 1.1%
Sempra Energy, 2.30%, 04/01/17	970,000	971,959

Insurance — 1.0%
Aflac, Inc., 2.65%, 02/15/17	380,000	380,579
MetLife, Inc., 1.76%, 12/15/17	505,000	505,912
Total Insurance		886,491

Internet — 1.2%
eBay, Inc., 1.35%, 07/15/17	1,065,000	1,065,584

Media — 1.8%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 2.40%, 03/15/17	495,000	496,241
Time Warner Cable, Inc., 5.85%, 05/01/17	1,030,000	1,044,701
Total Media		1,540,942

Miscellaneous Manufacturing — 0.9%
Eaton Corp., 1.50%, 11/02/17	750,000	750,777

Oil & Gas — 3.7%
Chevron Corp., 1.10%, 12/05/17	1,065,000	1,062,738
ConocoPhillips Co., 1.05%, 12/15/17	1,075,000	1,069,752
Phillips 66, 2.95%, 05/01/17	1,050,000	1,055,942
Total Oil & Gas		3,188,432

Pharmaceuticals — 3.0%
Actavis, Inc., 1.88%, 10/01/17	1,065,000	1,067,231

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Pharmaceuticals (continued)
AmerisourceBergen Corp., 1.15%, 05/15/17	$475,000	$474,869
Cardinal Health, Inc., 1.90%, 06/15/17	1,030,000	1,032,938
Total Pharmaceuticals		2,575,038

Pipelines — 2.2%
Boardwalk Pipelines LP, 5.50%, 02/01/17	430,000	431,154
Energy Transfer Partners LP, 6.13%, 02/15/17	670,000	673,491
Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	795,000	797,423
Total Pipelines		1,902,068

Real Estate Investment Trusts — 3.1%
HCP, Inc., 5.63%, 05/01/17	861,000	872,514
Simon Property Group LP, 2.15%, 09/15/17	615,000	617,682
Ventas Realty LP / Ventas Capital Corp., 2.00%, 02/15/18	690,000	691,595
Welltower, Inc., 4.70%, 09/15/17	500,000	510,827
Total Real Estate Investment Trusts		2,692,618

Retail — 3.7%
Macy’s Retail Holdings, Inc., 7.45%, 07/15/17	845,000	871,792
McDonald’s Corp., Series GMTN, 5.80%, 10/15/17	485,000	501,660
Target Corp., 6.00%, 01/15/18	525,000	548,984
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	1,305,000	1,308,536
Total Retail		3,230,972

Semiconductors — 1.2%
Intel Corp., 1.35%, 12/15/17	1,055,000	1,056,734

Software — 0.6%
Microsoft Corp., 0.88%, 11/15/17	500,000	499,764

Telecommunications — 2.8%
AT&T, Inc., 2.40%, 03/15/17	1,000,000	1,002,506
AT&T, Inc., 1.93%, 06/30/20@	350,000	352,076
Verizon Communications, Inc., 1.10%, 11/01/17	1,075,000	1,072,682
Total Telecommunications		2,427,264

Investments	Principal	Value
CORPORATE BONDS (continued)

Transportation — 1.6%
Norfolk Southern Corp., 7.70%, 05/15/17	$345,000	$352,916
Ryder System, Inc., Series MTN, 2.50%, 03/01/17	1,000,000	1,001,070
Total Transportation		1,353,986
Total Corporate Bonds
(Cost $41,737,330)		41,759,461

ASSET BACKED SECURITIES — 22.6%

Diversified Financial Services — 22.6%
Ally Auto Receivables Trust, Class A3, Series 2014-1, 0.97%, 10/15/18	426,500	426,380
American Express Credit Account Master Trust, Class A, Series 2013-2, 1.12%, 05/17/21@	1,520,000	1,525,273
American Express Credit Account Master Trust, Class A, Series 2014-1, 1.07%, 12/15/21@	400,000	400,941
American Express Credit Account Secured Note Trust, Class A, Series 2012-4, 0.94%, 05/15/20@	350,000	350,060
BA Credit Card Trust, Class A, Series 2015-A1, 1.03%, 06/15/20@	1,310,000	1,312,038
BA Credit Card Trust, Class A11, Series 2007-A11, 0.77%, 12/15/19@	590,000	589,773
Cabela’s Credit Card Master Note Trust, Class A1, Series 2012-1A, 1.63%, 02/18/20‡	700,000	700,477
Capital One Multi-Asset Execution Trust, Class A3, Series 2014-A3, 1.08%, 01/18/22@	400,000	400,362
Capital One Multi-Asset Execution Trust, Class A5, Series 2007-A5, 0.74%, 07/15/20@	525,000	524,518
CarMax Auto Owner Trust, Class A2B, Series 2015-4, 1.30%, 04/15/19@	517,950	518,591
CarMax Auto Owner Trust, Class A3, Series 2014-1, 0.79%, 10/15/18	276,367	276,197
Chase Issuance Trust, Class A, Series 2013-A9, 1.12%, 11/16/20@	400,000	401,363

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Diversified Financial Services (continued)
Chase Issuance Trust, Class A3, Series 2013-A3, 0.98%, 04/15/20@	$345,000	$345,632
Citibank Credit Card Issuance Trust, Class A2, Series 2013-A2, 1.04%, 05/26/20@	600,000	600,774
Citibank Credit Card Issuance Trust, Class A4, Series 2013-A4, 1.18%, 07/24/20@	500,000	501,761
Citibank Credit Card Issuance Trust, Class A4, Series 2014-A4, 1.23%, 04/24/19	750,000	750,339
Discover Card Execution Note Trust, Class A3, Series 2014-A3, 1.22%, 10/15/19	715,000	715,278
Fifth Third Auto Trust, Class A3, Series 2014-2, 0.89%, 11/15/18	139,677	139,633
Ford Credit Auto Owner Trust, Class A3, Series 2014-B, 0.90%, 10/15/18	280,697	280,609
Ford Credit Auto Owner Trust, Class C, Series 2014-A, 1.90%, 09/15/19	445,000	446,733
Ford Credit Floorplan Master Owner Trust A, Class A1, Series 2014-1, 1.20%, 02/15/19	850,000	850,061
Honda Auto Receivables Owner Trust, Class A2, Series 2015-3, 0.92%, 11/20/17	62,371	62,364
Honda Auto Receivables Owner Trust, Class A3, Series 2014-2, 0.77%, 03/19/18	90,039	89,967
Honda Auto Receivables Owner Trust, Class A3, Series 2014-3, 0.88%, 06/15/18	581,318	580,954
Honda Auto Receivables Owner Trust, Class A3, Series 2015-1, 1.05%, 10/15/18	1,016,035	1,015,537
Hyundai Auto Receivables Trust, Class A2A, Series 2015-C, 0.99%, 11/15/18	903,455	902,830
Hyundai Auto Receivables Trust, Class B, Series 2013-A, 1.13%, 09/17/18	800,000	799,774
Nissan Auto Receivables Owner Trust, Class A2A, Series 2015-C, 0.87%, 11/15/18	518,874	518,603
Nissan Auto Receivables Owner Trust, Class A3, Series 2013-C, 0.67%, 08/15/18	65,528	65,484
Toyota Auto Receivables, Class A2A, Series 2016-C, 1.00%, 01/15/19	1,000,000	998,445

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Diversified Financial Services (continued)
Toyota Auto Receivables Owner Trust, Class A2A, Series 2016-A, 1.03%, 07/16/18	$1,382,618	$1,382,653
USAA Auto Owner Trust, Class B, Series 2014-1, 1.34%, 08/17/20	1,145,000	1,145,129
Total Asset Backed Securities
(Cost $19,613,954)		19,618,533

MORTGAGE BACKED SECURITIES — 13.5%

Commercial Mortgage Backed Securities — 13.5%
Banc of America Commercial Mortgage Trust, Class AM, Series 2007-4, 5.81%, 02/10/51@	425,000	432,893
Bear Stearns Commercial Mortgage Securities Trust, Class A1A, Series 2007-PW16, 5.71%, 06/11/40@	194,478	196,367
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-T28, 5.74%, 09/11/42@	556,062	565,642
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW15, 5.33%, 02/11/44	210,927	211,049
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW17, 5.69%, 06/11/50@	708,426	720,758
CD Mortgage Trust, Class A4, Series 2007-CD5, 5.89%, 11/15/44@	1,029,812	1,046,764
CFCRE Commercial Mortgage Trust, Class A2, Series 2011-C2, 3.06%, 12/15/47	2,633	2,631
COMM Mortgage Trust, Class A4, Series 2007-C9, 5.81%, 12/10/49@	1,051,670	1,060,368
DBRR Trust, Class A, Series 2013-EZ3, 1.64%, 12/18/49@‡	20,494	20,595
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2014-C02, 1.71%, 05/25/24@	189,071	189,512
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2014-C03, 1.96%, 07/25/24@	789,384	791,522
Fannie Mae Connecticut Avenue Securities, Class 2M1, Series 2015-C02, 1.96%, 05/25/25@	252,128	252,277

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities (continued)
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2016-C04, 2.21%, 01/25/29@	$1,381,211	$1,390,383
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2016-C06, 2.06%, 04/25/29@	990,536	992,857
Freddie Mac REMICS, Class ED, Series 2010-3645, 2.50%, 12/15/20	609,610	616,735
Freddie Mac Structured Agency Credit Risk Debt Notes, Class M2, Series 2014-DN3, 3.16%, 08/25/24@	377,188	378,319
GS Mortgage Securities Trust, Class A2, Series 2011-GC5, 3.00%, 08/10/44	6,178	6,175
GS Mortgage Securities Trust, Class A2, Series 2012-GCJ7, 2.32%, 05/10/45	297,869	298,243
HILT Mortgage Trust, Class C, Series 2014-ORL, 2.30%, 07/15/29@‡	580,000	570,666
HILT Mortgage Trust, Class XEXT, Series 2014-ORL, 1.10%, 07/15/29@‡	6,598,125	6,186
LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 09/15/45@	283,465	290,513
Morgan Stanley Capital I Trust, Class A1A, Series 2007-T27, 5.64%, 06/11/42@	522,619	528,737
Morgan Stanley Capital I Trust, Class A4, Series 2007-T27, 5.64%, 06/11/42@	948,928	959,762
Morgan Stanley Capital I Trust, Class A4, Series 2007-IQ16, 5.81%, 12/12/49	215,249	218,453
Total Mortgage Backed Securities
(Cost $11,751,581)		11,747,407

FOREIGN BONDS — 7.6%

Banks — 1.8%
Bank of Nova Scotia (The), Series BKTN, 1.25%, 04/11/17 (Canada)	765,000	765,265
BNP Paribas SA, Series MTN, 2.38%, 09/14/17 (France)	760,000	765,153
Total Banks		1,530,418

Investments	Principal/ Shares	Value
FOREIGN BONDS (continued)

Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 07/15/17 (Belgium)	$580,000	$580,582

Oil & Gas — 3.9%
BP Capital Markets PLC, 1.85%, 05/05/17 (United Kingdom)	1,000,000	1,002,225
Petroleos Mexicanos, 3.50%, 01/30/23 (Mexico)	385,000	354,393
Shell International Finance BV, 1.13%, 08/21/17 (Netherlands)	1,060,000	1,060,051
Total Capital International SA, 1.55%, 06/28/17 (France)	1,000,000	1,001,717
Total Oil & Gas		3,418,386

Telecommunications — 1.2%
Vodafone Group PLC, 1.63%, 03/20/17 (United Kingdom)	1,065,000	1,065,265

Total Foreign Bonds
(Cost $6,616,378)		6,594,651

U.S. TREASURY NOTE — 4.0%
U.S. Treasury Note, 0.88%, 05/15/17
(Cost $3,484,064)	3,480,000	3,483,737

MUNICIPAL BONDS — 0.5%
City of Houston TX Airport System Revenue, 1.30%, 01/01/17	50,000	50,000
Massachusetts Educational Financing Authority, 5.00%, 01/01/17	45,000	45,000
Michigan Finance Authority, Series A, 5.00%, 05/01/17	290,000	293,460
South Carolina State Public Service Authority, 5.04%, 01/01/17	50,000	50,000
Total Municipal Bonds
(Cost $438,695)		438,460

U.S. TREASURY BILL — 0.1%
U.S. Treasury Bill, 0.37%, 03/30/17(b)
(Cost $99,912)	100,000	99,882

MONEY MARKET FUND — 4.5%
JP Morgan US Government Money Market Fund – Institutional Class, 0.41%(c) (Cost $3,953,976)	3,953,976	3,953,976

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENT — 0.0%**(d)

Citigroup Global Markets, Inc., dated 12/30/16, due 01/03/17, 0.51%, total to be received $30,908, (collateralized by various U.S. Government Agency Obligations, 0.13%-1.75%, 04/15/20-01/15/28, totaling $31,426)

(Cost $30,907)	$30,907	$30,907

Total Investments — 100.9%
(Cost $87,726,797)		87,727,014

Liabilities in Excess of Other Assets — (0.9%)		(815,787)
Net Assets — 100.0%		$86,911,227

____________

LP — Limited Partnership

PLC — Public Limited Company

@      Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2016.

**       Less than 0.05%.

‡       Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $30,206; the aggregate market value of the collateral held by the fund is $30,907.

(b)     Represents a zero coupon bond. Rate shown reflects the effective yield.

(c)     Rate shown reflects the 7-day yield as of December 31, 2016.

(d)    Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	1.2%
Auto Manufacturers	2.5
Banks	10.7
Beverages	1.9
Chemicals	1.2
Commercial Mortgage Backed Securities	13.5
Diversified Financial Services	25.5
Electric	1.7
Food	0.6
Gas	1.1
Insurance	1.0
Internet	1.2
Media	1.8
Miscellaneous Manufacturing	0.9
Municipal Bonds	0.5
Oil & Gas	7.6
Pharmaceuticals	3.0
Pipelines	2.2
Real Estate Investment Trusts	3.1
Retail	3.7
Semiconductors	1.2
Software	0.6
Telecommunications	4.0
Transportation	1.6
U.S. Treasury Bill	0.1
U.S. Treasury Note	4.0
Money Market Fund	4.5
Repurchase Agreement	0.0 **
Total Investments	100.9
Liabilities in Excess of Other Assets	(0.9)
Net Assets	100.0%

____________

**       Less than 0.05%

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments

December 31, 2016 (Unaudited)

Investments	Shares/ Contracts	Value
EXCHANGE TRADED FUNDS — 94.5%

Asset Allocation Fund — 2.0%
SPDR Bloomberg Barclays Convertible Securities ETF	7,447	$339,955

Debt Fund — 14.4%
PowerShares Fundamental High Yield Corporate Bond Portfolio	45,649	857,745
SPDR Doubleline Total Return Tactical ETF	16,797	812,807
Vanguard Intermediate-Term Bond ETF	9,786	812,923
Total Debt Fund		2,483,475

Equity Fund — 78.1%
iShares MSCI EAFE ETF	20,887	1,205,807
iShares MSCI Emerging Markets ETF	20,331	711,788
SPDR S&P 500 ETF Trust(a)	49,329	11,026,511
Vanguard REIT ETF	5,767	475,951
Total Equity Fund		13,420,057
Total Exchange Traded Funds
(Cost $14,980,173)		16,243,487

MONEY MARKET FUND — 5.7%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.36%(b) (Cost $977,526)	977,526	977,526

PURCHASED PUT OPTION — 0.6%
SPDR S&P 500 ETF Trust, Option expiring 03/17/17, Strike Price $225.00 (Cost $94,986)	154	97,867
Total Investments Before Written Options — 100.8%
(Cost $16,052,685)		17,318,880

WRITTEN CALL OPTIONS — (0.1)%
iShares MSCI EAFE ETF, expiring 01/20/17, Strike Price $59.00	(104)	(1,820)
iShares MSCI Emerging Markets ETF, expiring 01/20/17, Strike Price $36.00	(102)	(2,499)
SPDR S&P 500 ETF Trust, expiring 01/20/17, Strike Price $229.00	(247)	(9,633)
Total Written Call Options [Premiums Received $(36,627)]		(13,952)

Investments	Value
WRITTEN CALL OPTIONS (continued)

Total Written Options — (0.1)%
[Premiums Received (36,627)]	$(13,952)

Total Investments — 100.7%
(Cost $16,016,058)	17,304,928
Liabilities in Excess of Other Assets — (0.7%)	(118,100)
Net Assets — 100.0%	$17,186,828

____________

ETF — Exchange Traded Fund

(a)     All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $2,128,900 as of December 31, 2016.

(b)     Rate shown reflects the 7-day yield as of December 31, 2016.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Asset Allocation Fund	2.0%
Debt Fund	14.4
Equity Fund	78.1
Purchased Put Option	0.6
Written Call Options	(0.1)
Money Market Fund	5.7
Total Investments	100.7
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES WILSHIRE BUYBACK ETF

(Formerly AdvisorShares TrimTabs Float Shrink ETF)

Schedule of Investments

December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 98.7%

Aerospace/Defense — 2.5%
Lockheed Martin Corp.	2,228	$556,866
Spirit AeroSystems Holdings, Inc., Class A	40,468	2,361,308
TransDigm Group, Inc.	2,705	673,437
Total Aerospace/Defense		3,591,611

Airlines — 5.1%
Alaska Air Group, Inc.(a)	14,482	1,284,988
Southwest Airlines Co.	24,124	1,202,340
United Continental Holdings, Inc.*	67,102	4,890,394
Total Airlines		7,377,722

Apparel — 0.7%
Ralph Lauren Corp.	10,593	956,760

Auto Parts & Equipment — 2.5%
Allison Transmission Holdings, Inc.	67,182	2,263,362
Lear Corp.	10,635	1,407,755
Total Auto Parts & Equipment		3,671,117

Banks — 5.3%
Capital One Financial Corp.	23,539	2,053,542
Northern Trust Corp.	7,869	700,735
PNC Financial Services Group, Inc. (The)	9,230	1,079,541
Regions Financial Corp.	148,529	2,132,876
State Street Corp.	12,533	974,065
US Bancorp	13,685	702,998
Total Banks		7,643,757

Beverages — 1.9%
Brown-Forman Corp., Class B(a)	49,238	2,211,771
Dr Pepper Snapple Group, Inc.	5,986	542,751
Total Beverages		2,754,522

Biotechnology — 2.1%
Biogen, Inc.*	8,091	2,294,446
United Therapeutics Corp.*(a)	5,318	762,761
Total Biotechnology		3,057,207

Chemicals — 3.6%
Celanese Corp., Series A	14,471	1,139,446
Dow Chemical Co. (The)	15,330	877,183
PPG Industries, Inc.	5,156	488,583
Valspar Corp. (The)	20,544	2,128,564
WR Grace & Co.	9,138	618,094
Total Chemicals		5,251,870

Investments	Shares	Value
COMMON STOCKS (continued)

Commercial Services — 7.2%
Automatic Data Processing, Inc.	22,072	$2,268,560
H&R Block, Inc.	133,763	3,075,211
Robert Half International, Inc.	16,283	794,285
Service Corp. International	33,852	961,397
United Rentals, Inc.*	31,511	3,326,931
Total Commercial Services		10,426,384

Diversified Financial Services — 7.5%
American Express Co.	28,588	2,117,799
Ameriprise Financial, Inc.	25,671	2,847,941
Discover Financial Services	29,888	2,154,626
E*TRADE Financial Corp.*	37,413	1,296,360
Eaton Vance Corp.	20,237	847,526
Invesco Ltd.	30,206	916,450
Nasdaq, Inc.	9,901	664,555
Total Diversified Financial Services		10,845,257

Electric — 0.8%
NRG Energy, Inc.	98,548	1,208,198

Electrical Components & Equipment — 0.5%
Emerson Electric Co.	13,750	766,562

Electronics — 1.1%
FLIR Systems, Inc.	19,588	708,890
Trimble, Inc.*	27,310	823,396
Total Electronics		1,532,286

Engineering & Construction — 0.8%
Jacobs Engineering Group, Inc.*	10,134	577,638
SBA Communications Corp., Class A*	5,351	552,544
Total Engineering & Construction		1,130,182

Food — 3.5%
Sysco Corp.	48,796	2,701,835
Whole Foods Market, Inc.	77,719	2,390,636
Total Food		5,092,471

Healthcare – Products — 0.8%
Abbott Laboratories	13,334	512,159
Patterson Cos., Inc.	15,749	646,181
Total Healthcare – Products		1,158,340

Healthcare – Services — 0.8%
DaVita Inc.*	9,604	616,577
Universal Health Services, Inc., Class B	4,899	521,155
Total Healthcare – Services		1,137,732

See accompanying Notes to Financial Statements.

ADVISORSHARES WILSHIRE BUYBACK ETF

(Formerly AdvisorShares TrimTabs Float Shrink ETF)

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Home Builders — 0.5%
NVR, Inc.*	472	$787,768

Insurance — 14.0%
Alleghany Corp.*	1,539	935,897
Allstate Corp. (The)	27,866	2,065,428
Axis Capital Holdings Ltd.	37,195	2,427,718
Hartford Financial Services Group, Inc. (The)	32,042	1,526,801
Lincoln National Corp.	36,351	2,408,981
Loews Corp.	24,976	1,169,626
Principal Financial Group, Inc.	13,174	762,247
Prudential Financial, Inc.	6,694	696,578
Reinsurance Group of America, Inc.	8,191	1,030,673
RenaissanceRe Holdings Ltd. (Bermuda)	16,099	2,193,006
Travelers Cos., Inc. (The)	15,240	1,865,681
Unum Group	31,743	1,394,470
XL Group Ltd (Ireland)	48,526	1,808,079
Total Insurance		20,285,185

Internet — 1.0%
IAC/InterActiveCorp*	9,912	642,199
Priceline Group, Inc. (The)*	557	816,595
Total Internet		1,458,794

Leisure Time — 2.2%
Harley-Davidson, Inc.	54,300	3,167,862

Machinery – Diversified — 4.3%
Deere & Co.	26,647	2,745,707
Nordson Corp.	31,442	3,523,076
Total Machinery – Diversified		6,268,783

Media — 3.5%
CBS Corp., Class B	36,862	2,345,161
Twenty-First Century Fox, Inc., Class A	97,009	2,720,132
Total Media		5,065,293

Miscellaneous Manufacturing — 0.5%
Parker-Hannifin Corp.	5,535	774,900

Oil & Gas — 1.7%
Valero Energy Corp.	35,301	2,411,764

Pharmaceuticals — 2.0%
AmerisourceBergen Corp.	31,161	2,436,478
McKesson Corp.	3,233	454,075
Total Pharmaceuticals		2,890,553

Investments	Shares	Value
COMMON STOCKS (continued)

Real Estate Investment Trust — 2.9%
AGNC Investment Corp.	76,316	$1,383,609
Host Hotels & Resorts, Inc.	33,045	622,568
Macerich Co. (The)	30,345	2,149,640
Total Real Estate Investment Trust		4,155,817

Retail — 11.2%
Advance Auto Parts, Inc.	3,865	653,649
Best Buy Co., Inc.	77,172	3,292,929
Domino’s Pizza, Inc.	17,514	2,788,929
Foot Locker, Inc.	11,860	840,755
Home Depot, Inc. (The)	6,347	851,006
Nordstrom, Inc.(a)	68,736	3,294,516
PVH Corp.	6,182	557,864
Ross Stores, Inc.	9,358	613,885
Sally Beauty Holdings, Inc.*(a)	71,687	1,893,971
Tiffany & Co.(a)	9,818	760,208
TJX Cos., Inc. (The)	8,967	673,691
Total Retail		16,221,403

Software — 5.5%
Akamai Technologies, Inc.*	10,256	683,870
CA, Inc.	16,849	535,293
CDK Global, Inc.	15,074	899,767
Cerner Corp.*	9,237	437,557
Citrix Systems, Inc.*	19,880	1,775,483
Intuit, Inc.	19,105	2,189,624
Oracle Corp.	38,281	1,471,904
Total Software		7,993,498

Telecommunications — 0.5%
CenturyLink, Inc.(a)	28,007	666,006

Textiles — 0.4%
Mohawk Industries, Inc.*	2,942	587,459

Transportation — 1.8%
CSX Corp.	25,957	932,635
JB Hunt Transport Services, Inc.	11,291	1,096,017
Norfolk Southern Corp.	5,897	637,289
Total Transportation		2,665,941
Total Common Stocks
(Cost $123,983,439)		143,003,004

See accompanying Notes to Financial Statements.

ADVISORSHARES WILSHIRE BUYBACK ETF

(Formerly AdvisorShares TrimTabs Float Shrink ETF)

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

Investments	Shares/ Principal	Value
MONEY MARKET FUND — 1.2%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 0.37%(b) (Cost $1,668,456)	1,668,456	$1,668,456

REPURCHASE AGREEMENTS — 1.8%(c)
Citigroup Global Markets, Inc., dated 12/30/16, due 01/03/17, 0.53%, total to be received $593,906, (collateralized by various U.S. Government Agency Obligations, 2.00%-8.50%, 12/01/17-01/01/47, totaling $603,872)	$593,889	593,889
Deutsche Bank Securities, Inc., dated 12/30/16, due 01/03/17, 0.50%, total to be received $593,906, (collateralized by a U.S. Government Agency Obligation, 2.25%, 11/15/24, totaling $604,061)	593,889	593,889
JP Morgan Securities LLC, dated 12/30/16, due 01/03/17, 0.50%, total to be received $176,025, (collateralized by various U.S. Government Agency Obligations, 0.00%-1.38%, 04/13/17-08/31/21, totaling $179,092)	176,020	176,020
Merrill Lynch Pierce Fenner & Smith, Inc., dated 12/30/16, due 01/03/17, 0.50%, total to be received $593,906, (collateralized by various U.S. Government Agency Obligations, 1.74%-6.00%, 08/01/22-01/15/49, totaling $604,193)	593,889	593,889
RBC Dominion Securities, Inc., dated 12/30/16, due 01/03/17, 0.52%, total to be received $593,906, (collateralized by various U.S. Government Agency Obligations, 0.88%-7.00%, 02/13/17-01/01/47, totaling $604,053)	593,889	593,889
Total Repurchase Agreements
(Cost $2,551,576)		2,551,576

Total Investments — 101.7%
(Cost $128,203,471)		147,223,036
Liabilities in Excess of Other Assets — (1.7%)		(2,483,922)
Net Assets — 100.0%		$144,739,114

____________

*        Non-income producing security.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $5,598,055; the aggregate market value of the collateral held by the fund is $5,724,497. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $3,172,921.

(b)     Rate shown reflects the 7-day yield as of December 31, 2016.

(c)     Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	2.5%
Airlines	5.1
Apparel	0.7
Auto Parts & Equipment	2.5
Banks	5.3
Beverages	1.9
Biotechnology	2.1
Chemicals	3.6
Commercial Services	7.2
Diversified Financial Services	7.5
Electric	0.8
Electrical Components & Equipment	0.5
Electronics	1.1
Engineering & Construction	0.8
Food	3.5
Healthcare – Products	0.8
Healthcare – Services	0.8
Home Builders	0.5
Insurance	14.0
Internet	1.0
Leisure Time	2.2
Machinery – Diversified	4.3
Media	3.5
Miscellaneous Manufacturing	0.5
Oil & Gas	1.7
Pharmaceuticals	2.0
Real Estate Investment Trust	2.9
Retail	11.2
Software	5.5
Telecommunications	0.5
Textiles	0.4
Transportation	1.8
Money Market Fund	1.2
Repurchase Agreements	1.8
Total Investments	101.7
Liabilities in Excess of Other Assets	(1.7)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

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ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2016 (Unaudited)

	AdvisorShares Athena High Dividend ETF	AdvisorShares Cornerstone Small Cap ETF	AdvisorShares Dorsey Wright ADR ETF(1)
ASSETS
Investments, at Cost	$7,553,154	$2,159,842	$17,407,880
Investments in Affiliates, at Cost (Note 9)	—	—	—
Repurchase Agreements, at Cost (Note 3)	1,116,216	193,498	2,441,310
Total Cost of Investments	8,669,370	2,353,340	19,849,190
Investments, at Market Value (including securities on loan) (Note 3)(a)	8,031,280	2,553,902	18,097,703
Investments in Affiliates, at Market Value (Note 9)	—	—	—
Repurchase Agreements, at Market Value (Note 3)	1,116,216	193,498	2,441,310
Total Market Value of Investments	9,147,496	2,747,400	20,539,013
Cash	—	—	—
Foreign currency holdings(b)	—	—	—
Cash collateral held at brokers	—	—	—
Dividends and Interest Receivable	33,338	4,986	34,208
Receivable from Securities Sold	—	550	—
Reclaim Receivable	412	—	11,685
Due from Investment Advisor	—	6,917	—
Prepaid Expenses	11,012	34,938	34,016
Total Assets	9,192,258	2,794,791	20,618,922
LIABILITIES
Cash collateral for securities on loan(c)	1,116,216	193,498	2,441,310
Advisory Fees Payable	233	—	8,902
Trustee Fees Payable	58	—	77
Payable for Securities Purchased	—	—	—
CCO Fees Payable	420	508	447
Payable to Global Echo Foundation	—	—	—
Due to Custodian	—	—	—
Accrued Expenses	22,323	9,494	28,225
Total Liabilities	1,139,250	203,500	2,478,961
NET ASSETS	$8,053,008	$2,591,291	$18,139,961
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$11,776,748	$2,004,102	$17,114,654
Undistributed (Accumulated) Net Investment Income (Loss)	23,255	725	(11,557)
Undistributed (Accumulated) Net Gain (Loss) on investments, swaps, short sales, foreign currency transactions, futures, and options written	(4,225,121)	192,404	347,041
Unrealized Appreciation (Depreciation) on investments, swaps, short sales, options written, futures, and foreign currency translations	478,126	394,060	689,823
NET ASSETS	$8,053,008	$2,591,291	$18,139,961
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	450,000	86,476	450,000
Net Asset Value (NAV) Per Share	$17.90	$29.97	$40.31

(a) Market value of securities on loan	$1,234,159	$235,704	$2,783,077
(b) Foreign currency holdings, at Cost	$—	$—	$—
(c) Non-cash collateral for securities on loan	$144,981	$50,860	$450,992

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2016 (Unaudited)

AdvisorShares Focused Equity ETF	AdvisorShares Gartman Gold/Euro ETF (Consolidated)	AdvisorShares Gartman Gold/Yen ETF (Consolidated)	AdvisorShares Global Echo ETF	AdvisorShares KIM Korea Equity ETF

$8,192,576	$4,828,070	$4,385,124	$4,453,731	$7,314,703
—	4,974,000	4,974,000	—	—
—	—	—	85,255	—
8,192,576	9,802,070	9,359,124	4,538,986	7,314,703
8,272,984	4,828,070	4,385,124	4,537,388	7,091,991
—	4,967,500	4,967,500	—	—
—	—	—	85,255	—
8,272,984	9,795,570	9,352,624	4,622,643	7,091,991
—	—	—	—	317,715
—	—	—	—	45,963
—	7,679,048	7,633,136	—	—
3,007	66	59	9,827	68,889
2,704,122	—	—	7,982	—
—	—	—	—	—
6,288	—	—	—	2,419
19,563	5,607	5,055	—	18,147
11,005,964	17,480,291	16,990,874	4,640,452	7,545,124

—	—	—	85,255	—
—	122	1,096	4,256	—
—	113	40	—	—
3,218,218	—	—	—	77,764
156	235	260	—	88
—	—	—	1,547	—
—	—	—	7,472	—
6,504	23,364	22,786	—	6,332
3,224,878	23,834	24,182	98,530	84,184
$7,781,086	$17,456,457	$16,966,692	$4,541,922	$7,460,940

$7,723,158	$19,123,767	$19,009,071	$4,450,106	$7,729,996
(1,433)	(1,406,964)	(1,591,049)	(12,442)	22,323
(21,047)	372,972	(50,126)	20,601	(68,718)
80,408	(633,318)	(401,204)	83,657	(222,661)
$7,781,086	$17,456,457	$16,966,692	$4,541,922	$7,460,940

300,000	1,500,000	1,575,000	75,000	325,000
$25.94	$11.64	$10.77	$60.56	$22.96

$—	$—	$—	$108,745	$—
$—	$—	$—	$—	$45,963
$—	$—	$—	$26,897	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2016 (Unaudited)

	AdvisorShares Madrona Domestic ETF	AdvisorShares Madrona Global Bond ETF	AdvisorShares Madrona International ETF
ASSETS
Investments, at Cost	$24,152,935	$17,139,750	$14,386,558
Investments in Affiliates, at Cost (Note 9)	—	1,919,892	—
Repurchase Agreements, at Cost (Note 3)	249,264	2,248,769	3,026,925
Total Cost of Investments	24,402,199	21,308,411	17,413,483
Investments, at Market Value (including securities on loan) (Note 3)(a)	25,628,074	16,717,349	14,693,404
Investments in Affiliates, at Market Value (Note 9)	—	2,081,532	—
Repurchase Agreements, at Market Value (Note 3)	249,264	2,248,769	3,026,925
Total Market Value of Investments	25,877,338	21,047,650	17,720,329
Cash	—	—	1,808
Unrealized Appreciation on Swaps Contracts	—	—	—
Dividends and Interest Receivable	30,663	25,477	11,185
Receivable from Securities Sold	—	—	—
Reclaim Receivable	—	—	10,423
Due from Investment Advisor	—	—	—
Prepaid Expenses	4,952	4,448	4,098
Total Assets	25,912,953	21,077,575	17,747,843
LIABILITIES
Cash collateral for securities on loan(b)	249,264	2,248,769	3,026,925
Advisory Fees Payable	20,622	7,635	8,852
Trustee Fees Payable	86	93	52
Payable for Securities Purchased	—	—	—
CCO Fees Payable	526	444	427
Due to Broker	—	—	—
Accrued Expenses	45,204	33,606	41,438
Total Liabilities	315,702	2,290,547	3,077,694
NET ASSETS	$25,597,251	$18,787,028	$14,670,149
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$25,859,916	$19,888,592	$20,610,591
Undistributed (Accumulated) Net Investment Income (Loss)	(2,875)	(21,747)	(2,648)
Undistributed (Accumulated) Net Gain (Loss) on investments, swaps, short sales, foreign currency transactions, futures, and options written	(1,734,929)	(819,056)	(6,244,640)
Unrealized Appreciation (Depreciation) on investments, swaps, short sales, options written, futures and foreign currency translations	1,475,139	(260,761)	306,846
NET ASSETS	$25,597,251	$18,787,028	$14,670,149
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	575,000	750,000	600,000
Net Asset Value (NAV) Per Share	$44.52	$25.05	$24.45

(a) Market value of securities on loan	$1,002,807	$2,184,624	$3,564,894
(b) Non-cash collateral for securities on loan	$774,721	$—	$656,708

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2016 (Unaudited)

AdvisorShares Market Adaptive Unconstrained Income ETF	AdvisorShares Meidell Tactical Advantage ETF	AdvisorShares Morgan Creek Global Tactical ETF	AdvisorShares Newfleet Multi- Sector Income ETF	AdvisorShares Pacific Asset Enhanced Floating Rate ETF

$1,258,236	$7,970,362	$7,312,769	$261,229,446	$27,026,056
—	—	—	—	—
—	1,917,256	545,537	2,100,337	127,264
1,258,236	9,887,618	7,858,306	263,329,783	27,153,320
1,265,056	8,445,722	7,491,903	259,735,342	27,214,364
—	—	—	—	—
—	1,917,256	545,537	2,100,337	127,264
1,265,056	10,362,978	8,037,440	261,835,679	27,341,628
—	—	—	490,692	25,517
—	—	—	—	143,918
5,346	21,303	2,192	1,001,969	117,975
352,448	7,622,597	—	21,659	15,727
—	—	—	—	—
6,910	—	—	—	—
17,410	5,730	3,477	58,685	25,429
1,647,170	18,012,608	8,043,109	263,408,684	27,670,194

—	1,917,256	545,537	2,100,337	127,264
—	8,901	1,357	143,424	15,470
21	94	130	369	137
437,800	1,413,000	—	1,167,397	—
357	352	385	1,032	424
—	—	—	2,393	—
24,580	29,537	36,616	147,055	39,647
462,758	3,369,140	584,025	3,562,007	182,942
$1,184,412	$14,643,468	$7,459,084	$259,846,677	$27,487,252

$1,342,697	$16,082,762	$27,502,203	$265,342,996	$27,488,348
(28,791)	(30,954)	(54,878)	(963,682)	7,439
(136,314)	(1,883,700)	(20,167,375)	(3,038,533)	(340,761)
6,820	475,360	179,134	(1,494,104)	332,226
$1,184,412	$14,643,468	$7,459,084	$259,846,677	$27,487,252

50,000	500,000	325,000	5,350,000	550,000
$23.69	$29.29	$22.95	$48.57	$49.98

$—	$2,752,960	$531,756	$2,373,953	$367,930
$—	$895,610	$—	$333,533	$249,356
See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2016 (Unaudited)

	AdvisorShares Peritus High Yield ETF	AdvisorShares QAM Equity Hedge ETF
ASSETS
Investments, at Cost	$200,979,297	$5,026,883
Investments in Affiliates, at Cost (Note 9)	—	280,000
Repurchase Agreements, at Cost (Note 3)	18,165,461	—
Total Cost of Investments	219,144,758	5,306,883
Investments, at Market Value (including securities on loan) (Note 3)(a)	201,104,802	5,258,692
Investments in Affiliates, at Market Value (Note 9)	—	278,180
Repurchase Agreements, at Market Value (Note 3)	18,165,461	—
Total Market Value of Investments	219,270,263	5,536,872
Cash.	564,349	847
Cash collateral held at brokers	—	269,945
Dividends and Interest Receivable	2,736,654	1,303
Receivable from Securities Sold	—	—
Due from Investment Advisor	—	1,069
Prepaid CCO Fees	—	—
Prepaid Expenses	95,107	7,566
Total Assets	222,666,373	5,817,602
LIABILITIES
Interest Payable.	—	—
Cash collateral for securities on loan(b)	23,293,461	—
Advisory Fees Payable	193,947	—
Trustee Fees Payable	327	60
Securities Sold, Not Yet Purchased(c)	—	254,563
Payable for Securities Purchased	—	—
Options Written, at Value(d)	—	—
Capital Shares Payable	—	—
CCO Fees Payable	3,072	391
Due to Broker	—	—
Dividend Payable	—	—
Dividend Payable on Securities Sold, Not Yet Purchased	—	—
Accrued Expenses	126,597	29,520
Total Liabilities	23,617,404	284,534
NET ASSETS	$199,048,969	$5,533,068
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$379,454,594	$5,532,111
Undistributed (Accumulated) Net Investment Income (Loss)	(93,433)	(20,425)
Undistributed (Accumulated) Net Gain (Loss) on investments, swaps, short sales, foreign currency transactions, futures, and options written	(180,437,697)	(222,024)
Unrealized Appreciation (Depreciation) on investments, swaps, short sales, options written, futures, and foreign currency translations	125,505	243,406
NET ASSETS	$199,048,969	$5,533,068
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	5,500,000	200,000
Net Asset Value (NAV) Per Share	$36.19	$27.67

(a) Market value of securities on loan	$33,328,565	$—
(b) Non-cash collateral for securities on loan	$10,828,416	$—
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$267,980
(d) Premiums Received for Options Written	$—	$—

____________

(1) Formerly known as, AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF.

(2) Formerly known as, AdvisorShares TrimTabs Float Shrink ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2016 (Unaudited)

AdvisorShares Ranger Equity Bear ETF	AdvisorShares Sage Core Reserves ETF	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares Wilshire Buyback ETF(2)

$16,135,281	$87,695,890	$16,052,685	$125,651,895
67,115,250	—	—	—
—	30,907	—	2,551,576
83,250,531	87,726,797	16,052,685	128,203,471
16,135,281	87,696,107	17,318,880	144,671,460
67,061,250	—	—	—
—	30,907	—	2,551,576
83,196,531	87,727,014	17,318,880	147,223,036
79,609,147	—	—	—
165,684,521	119,156	—	—
16,229	365,603	72,322	195,225
6,710,911	—	—	—
—	—	—	—
—	548	—	—
24,445	43,518	3,259	40,008
335,241,784	88,255,839	17,394,461	147,458,269

9,265	—	—	—
—	30,907	—	2,551,576
224,697	17,203	18,930	90,961
142	—	97	445
163,541,562	—	—	—
5,076,346	1,240,534	—	—
—	—	13,952	—
693,826	—	—	—
163	—	524	3,741
—	—	434	—
—	—	140,175	—
15,810	—	—	—
76,454	55,968	33,521	72,432
169,638,265	1,344,612	207,633	2,719,155
$165,603,519	$86,911,227	$17,186,828	$144,739,114

$374,429,296	$87,198,129	$16,762,184	$143,597,302
(4,696,733)	(44,431)	(9,359)	21,989
(192,780,155)	(242,688)	(854,867)	(17,899,742)
(11,348,889)	217	1,288,870	19,019,565
$165,603,519	$86,911,227	$17,186,828	$144,739,114

17,875,000	875,000	625,000	2,275,000
$9.26	$99.33	$27.50	$63.62

$—	$30,206	$—	$5,598,055
$—	$—	$—	$3,172,921
$152,246,673	$—	$—	$—
$—	$—	$36,627	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2016 (Unaudited)

	AdvisorShares Athena High Dividend ETF	AdvisorShares Cornerstone Small Cap ETF(1)
INVESTMENT INCOME:
Dividend Income	$224,502	$16,467
Dividend Income from Affiliates	—	—
Interest Income	57	31
Securities lending income (net) (Note 3)	3,759	297
Foreign withholding tax	(5,128)	—
Total Investment Income	223,190	16,795

EXPENSES:
Advisory Fees	30,919	9,724
Accounting & Administration Fees	28,784	598
Professional Fees	15,013	29,234
Exchange Listing Fees	3,218	5,189
Custody Fees	1,130	773
Report to Shareholders	1,479	5,191
Trustee Fees	2,134	1,768
CCO Fees	1,280	1,163
Pricing Fees	2,259	2,329
Transfer Agent Fees	290	112
Insurance Fees	265	25
Contribution to Global Echo Foundation	—	—
Licensing Fees	—	—
Miscellaneous Fees	386	639
Total Expenses	87,157	56,745

Advisory Fees Waived/Recoupment	(30,919)	(9,724)
Expense Reimbursement	(17,976)	(33,557)
Net Expenses	38,262	13,464
Net Investment Income (Loss)	184,928	3,331

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	405,863	36,890
In-Kind Redemptions	32,618	155,514
Futures	—	—
Foreign Currency Transactions	—	—
Distributions by other Investment Companies	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	121,439	394,060
Futures	—	—
Foreign Currency Translations	—	—
Net Realized and Unrealized Gain (Loss)	559,920	586,464
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$744,848	$589,795

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2016 (Unaudited)

AdvisorShares Dorsey Wright ADR ETF(2)	AdvisorShares Focused Equity ETF(3)	AdvisorShares Gartman Gold/ Euro ETF (Consolidated)	AdvisorShares Gartman Gold/ Yen ETF (Consolidated)	AdvisorShares Global Echo ETF	AdvisorShares KIM Korea Equity ETF(4)

$101,357	$9,577	$—	$—	$26,516	$88,318
—	—	9,754	9,753	—	—
327	151	1,132	1,097	12,982	—
11,308	—	—	—	284	—
(23,267)	—	—	—	(356)	(19,429)
89,725	9,728	10,886	10,850	39,426	68,889

60,770	8,524	69,523	66,201	29,451	7,878
37,705	455	36,831	36,202	—	375
16,473	21,369	14,526	14,471	—	14,504
4,633	2,148	3,851	3,851	—	2,057
871	310	1,284	1,277	—	537
3,085	3,092	3,190	3,934	—	2,576
2,049	1,046	2,035	2,135	—	1,030
1,583	803	1,507	1,610	—	735
3,856	1,237	4,389	4,168	—	1,125
608	85	948	903	—	70
432	—	326	560	—	—
—	—	—	—	10,709	—
3,943	—	—	—	—	—
612	521	8	60	—	413
136,620	39,590	138,418	135,372	40,160	31,300

(35,336)	(8,524)	(56,246)	(57,127)	—	(7,878)
—	(22,542)	—	—	—	(14,137)
101,284	8,524	82,172	78,245	40,160	9,285
(11,559)	1,204	(71,286)	(67,395)	(734)	59,604

(700,995)	(21,047)	—	—	103,733	(37,119)
1,791,146	—	—	—	166,215	—
—	—	(104,606)	949,706	—	—
—	—	—	—	—	(31,599)
—	—	—	—	1	—

(574,073)	80,408	(6,500)	(6,500)	(185,615)	(222,712)
—	—	(2,472,503)	(1,570,000)	—	—
—	—	—	—	—	51
516,078	59,361	(2,583,609)	(626,794)	84,334	(291,379)
$504,519	$60,565	$(2,654,895)	$(694,189)	$83,600	$(231,775)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2016 (Unaudited)

	AdvisorShares Madrona Domestic ETF	AdvisorShares Madrona Global Bond ETF
INVESTMENT INCOME:
Dividend Income	$263,274	$337,370
Dividend Income from Affiliates	—	79,798
Interest Income	1,116	451
Securities lending income (net) (Note 3)	1,132	30,412
Foreign withholding tax	—	—
Total Investment Income	265,522	448,031

EXPENSES:
Advisory Fees	112,152	50,517
Accounting & Administration Fees	42,740	37,361
Professional Fees	13,302	13,170
Exchange Listing Fees	4,715	4,634
Custody Fees	5,387	760
Report to Shareholders	3,986	3,051
Trustee Fees	2,134	2,132
CCO Fees	2,082	1,849
Pricing Fees	3,941	3,934
Transfer Agent Fees	1,052	758
Insurance Fees	1,076	794
Miscellaneous Fees	1,036	853
Total Expenses	193,603	119,813

Advisory Fees Waived/Recoupment	(18,365)	(23,830)
Expense Reimbursement	—	—
Net Expenses	175,238	95,983
Net Investment Income (Loss)	90,284	352,048

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(865,863)	(53,015)
Investments in Affiliates	—	18,248
In-Kind Redemptions	2,550,920	64,938
Swaps	—	—
Distributions by other Investment Companies	144	6,493
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	954,078	(444,153)
Swaps	—	—
Net Realized and Unrealized Gain (Loss)	2,639,279	(407,489)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,729,563	$(55,441)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2016 (Unaudited)

AdvisorShares Madrona International ETF	AdvisorShares Market Adaptive Unconstrained Income ETF	AdvisorShares Meidell Tactical Advantage ETF	AdvisorShares Morgan Creek Global Tactical ETF	AdvisorShares Newfleet Multi-Sector Income ETF	AdvisorShares Pacific Asset Enhanced Floating Rate ETF

$195,070	$22,502	$117,877	$26,754	$—	$—
—	—	—	—	—	—
1,812	296	1,450	4,459	3,517,468	635,748
13,758	—	5,372	9,587	3,923	895
(18,842)	—	—	—	(154)	—
191,798	22,798	124,699	40,800	3,521,237	636,643

61,654	5,393	98,293	34,578	869,671	130,399
40,905	28,941	37,532	36,834	93,454	24,437
12,940	17,887	13,921	12,464	24,528	14,198
4,634	1,492	4,684	4,191	4,632	5,353
3,176	724	1,588	633	15,784	3,455
2,159	949	2,246	636	32,657	3,431
2,136	2,141	2,131	2,035	2,110	2,130
1,669	1,217	1,666	1,418	8,884	1,846
3,941	1,752	3,009	3,969	10,215	4,456
578	45	614	288	10,036	1,029
569	30	567	246	7,726	782
673	210	653	443	6,455	886
135,034	60,781	166,904	97,735	1,086,152	192,402

(38,700)	(5,393)	(56,324)	(34,578)	(82,685)	(41,414)
—	(49,456)	—	(15,133)	—	—
96,334	5,932	110,580	48,024	1,003,467	150,988
95,464	16,866	14,119	(7,224)	2,517,770	485,655

120,826	12,938	1,277,667	(8,607)	158,410	(54,435)
—	—	2,663	—	—	—
110,849	—	249,032	—	22	—
—	—	—	—	—	(11,457)
236	—	—	5,320	2,843	—

1,227,720	(13,953)	42,891	(132,020)	(518,496)	606,250
—	—	—	—	—	161,054
1,459,631	(1,015)	1,572,253	(135,307)	(357,221)	701,412
$1,555,095	$15,851	$1,586,372	$(142,531)	$2,160,549	$1,187,067

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2016 (Unaudited)

	AdvisorShares Peritus High Yield ETF	AdvisorShares QAM Equity Hedge ETF
INVESTMENT INCOME:
Dividend Income	$—	$41,336
Dividend Income from Affiliates	—	1,481
Interest Income	9,503,833	1,677
Securities lending income (net) (Note 3)	55,759	—
Total Investment Income	9,559,592	44,494

EXPENSES:
Advisory Fees	1,138,123	27,615
Accounting & Administration Fees	55,677	37,670
Professional Fees	27,752	11,801
Exchange Listing Fees	4,634	4,634
Custody Fees	8,999	225
Report to Shareholders	31,451	695
Trustee Fees	1,933	2,134
CCO Fees	9,533	1,329
Pricing Fees	7,132	5,481
Transfer Agent Fees	7,761	207
Insurance Fees	6,409	165
Interest on Securities Sold, Not Yet Purchased	—	1,319
Dividend Expense	—	—
Miscellaneous Fees	6,223	381
Total Expenses	1,305,627	93,656

Advisory Fees Waived/Recoupment	2,250	(27,615)
Expense Reimbursement	—	(23,299)
Net Expenses	1,307,877	42,742
Net Investment Income (Loss)	8,251,715	1,752

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(13,989,688)	61,860
Investments in Affiliates	—	—
In-Kind Redemptions	134,387	—
Short Sales	—	3,369
Options Written	—	—
Distributions by other Investment Companies	987	207
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	26,655,277	112,293
Short Sales	—	13,417
Options Written	—	—
Net Realized and Unrealized Gain (Loss)	12,800,963	191,146
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,052,678	$192,898

____________

(1)     Represents the period July 6, 2016 (commencement of operations) to December 31, 2016.

(2)     Formerly known as, AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF.

(3)     Represents the period September 20, 2016 (commencement of operations) to December 31, 2016.

(4)     Represents the period September 28, 2016 (commencement of operations) to December 31, 2016.

(5)     Formerly known as, AdvisorShares TrimTabs Float Shrink ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2016 (Unaudited)

AdvisorShares Ranger Equity Bear ETF	AdvisorShares Sage Core Reserves ETF	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares Wilshire Buyback ETF(5)

$—	$—	$212,661	$1,360,635
417,841	—	—	—
2,635	609,100	1,140	2,862
—	626	—	13,992
420,476	609,726	213,801	1,377,489

1,499,311	146,932	118,379	656,424
39,982	47,329	37,617	36,061
24,288	17,063	13,900	34,186
4,634	3,949	4,634	4,633
7,520	4,741	1,308	7,450
20,882	6,238	2,845	31,242
2,066	2,134	2,132	2,111
6,307	2,710	1,819	8,712
5,645	6,712	4,598	2,825
7,497	3,674	658	5,470
4,826	1,743	683	7,179
667,786	—	—	—
585,829	—	—	—
6,232	1,223	741	6,519
2,882,805	244,448	189,314	802,812

—	(73,029)	(27,091)	(146,387)
—	—	—	—
2,882,805	171,419	162,223	656,425
(2,462,329)	438,307	51,578	721,064

—	11,862	(177,257)	(6,607,684)
(180,309)	—	—	—
—	—	70,078	6,031,919
(10,710,200)	—	—	—
—	—	(26,296)	—
—	—	943	—

(85,725)	(36,945)	693,852	21,323,650
(13,156,242)	—	—	—
—	—	1,334	—
(24,132,476)	(25,083)	562,654	20,747,885
$(26,594,805)	$413,224	$614,232	$21,468,949

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Athena High Dividend ETF
	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$184,928	$278,470
Net Realized Gain (Loss)	438,481	(3,566,483)
Net Change in Unrealized Appreciation (Depreciation)	121,439	1,364,474
Net Increase (Decrease) In Net Assets Resulting From Operations	744,848	(1,923,539)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(187,278)	(259,133)
Net Realized Gains	—	—
Total Distributions	(187,278)	(259,133)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	402,732	—
Value of Shares Redeemed	(420,146)	(5,569,228)
Net Increase (Decrease) From Capital Stock Transactions	(17,414)	(5,569,228)
Net Increase (Decrease) in Net Assets	540,156	(7,751,900)
Net Assets:
Beginning of Period	7,512,852	15,264,752
End of Period	$8,053,008	$7,512,852
Undistributed (Accumulated) Net Investment Income (Loss)	$23,255	$25,605
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	450,000	800,000
Shares Sold	25,000	—
Shares Repurchased	(25,000)	(350,000)
Shares Outstanding, End of Period	450,000	450,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

AdvisorShares Cornerstone Small Cap ETF	AdvisorShares Dorsey Wright ADR ETF(1)		AdvisorShares Focused Equity ETF	AdvisorShares Gartman Gold/Euro ETF (Consolidated)
For the period July 6, 2016* to December 31, 2016	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	For the period September 20, 2016* to December 31, 2016 (Unaudited)	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016

$3,331	$(11,559)	$70,747	$1,204	$(71,286)	$(92,263)
192,404	1,090,151	483,995	(21,047)	(104,606)	(200,543)
394,060	(574,073)	(688,575)	80,408	(2,479,003)	1,833,062
589,795	504,519	(133,833)	60,565	(2,654,895)	1,540,256

(2,606)	(57,839)	(80,669)	(2,637)	(1,243,425)	—
—	—	—	—	(47,955)	(893,000)
(2,606)	(57,839)	(80,669)	(2,637)	(1,291,380)	(893,000)

2,759,267	12,240,914	3,855,068	7,723,158	10,357,136	12,811,077
(755,165)	(9,195,616)	(4,536,081)	—	(11,387,233)	(7,783,359)
2,004,102	3,045,298	(681,013)	7,723,158	(1,030,097)	5,027,718
2,591,291	3,491,978	(895,515)	7,781,086	(4,976,372)	5,674,974

—	14,647,983	15,543,498	—	22,432,829	16,757,855
$2,591,291	$18,139,961	$14,647,983	$7,781,086	$17,456,457	$22,432,829
$725	$(11,557)	$57,841	$(1,433)	$(1,406,964)	$(92,253)

—	375,000	400,000	—	1,625,000	1,275,000
111,476	300,000	100,000	300,000	750,000	975,000
(25,000)	(225,000)	(125,000)	—	(875,000)	(625,000)
86,476	450,000	375,000	300,000	1,500,000	1,625,000
See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Gartman Gold/Yen ETF (Consolidated)		AdvisorShares Global Echo ETF
	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(67,395)	$(120,061)	$(734)	$(6,439)
Net Realized Gain (Loss)	949,706	(3,173,447)	269,949	(68,100)
Net Change in Unrealized Appreciation (Depreciation)	(1,576,500)	1,583,471	(185,615)	(197,111)
Net Increase (Decrease) In Net Assets Resulting From Operations	(694,189)	(1,710,037)	83,600	(271,650)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(1,403,577)	—	(12,099)	(20,356)
Net Realized Gains	—	(512,262)	—	(57,228)
Total Distributions	(1,403,577)	(512,262)	(12,099)	(77,584)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	2,404,697	19,557,212	—	—
Value of Shares Redeemed	(7,589,120)	(16,107,685)	(1,531,858)	(1,507,359)
Net Increase (Decrease) From Capital Stock Transactions	(5,184,423)	3,449,527	(1,531,858)	(1,507,359)
Net Increase (Decrease) in Net Assets	(7,282,189)	1,227,228	(1,460,357)	(1,856,593)
Net Assets:
Beginning of Period	24,248,881	23,021,653	6,002,279	7,858,872
End of Period	$16,966,692	$24,248,881	$4,541,922	$6,002,279
Undistributed (Accumulated) Net Investment Income (Loss)	$(1,591,049)	$(120,077)	$(12,442)	$391
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	2,025,000	1,750,000	100,000	125,000
Shares Sold	200,000	1,600,000	—	—
Shares Repurchased	(650,000)	(1,325,000)	(25,000)	(25,000)
Shares Outstanding, End of Period	1,575,000	2,025,000	75,000	100,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

AdvisorShares KIM Korea Equity ETF	AdvisorShares Madrona Domestic ETF		AdvisorShares Madrona Global Bond ETF
For the period September 28, 2016* to December 31, 2016	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016

$59,604	$90,284	$173,979	$352,048	$714,208
(68,718)	1,685,201	268,366	36,664	43,922
(222,661)	954,078	(2,651,897)	(444,153)	419,244
(231,775)	2,729,563	(2,209,552)	(55,441)	1,177,374

(37,281)	(174,323)	(118,397)	(377,557)	(721,446)
—	—	—	—	—
(37,281)	(174,323)	(118,397)	(377,557)	(721,446)

7,729,996	5,659,352	7,647,630	647,163	2,474,466
—	(10,062,641)	(9,448,872)	(1,914,769)	(10,538,481)
7,729,996	(4,403,289)	(1,801,242)	(1,267,606)	(8,064,015)
7,460,940	(1,848,049)	(4,129,191)	(1,700,604)	(7,608,087)

—	27,445,300	31,574,491	20,487,632	28,095,719
$7,460,940	$25,597,251	$27,445,300	$18,787,028	$20,487,632
$22,323	$(2,875)	$81,164	$(21,747)	$3,762

—	675,000	725,000	800,000	1,125,000
325,000	125,000	175,000	25,000	100,000
—	(225,000)	(225,000)	(75,000)	(425,000)
325,000	575,000	675,000	750,000	800,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Madrona International ETF		AdvisorShares Market Adaptive Unconstrained Income ETF
	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$95,464	$286,475	$16,866	$14,691
Net Realized Gain (Loss)	231,911	(3,103,349)	12,938	19,130
Net Change in Unrealized Appreciation (Depreciation)	1,227,720	(592,166)	(13,953)	(41,784)
Net Increase (Decrease) In Net Assets Resulting From Operations	1,555,095	(3,409,040)	15,851	(7,963)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(306,516)	(242,962)	—	(14,901)
Total Distributions	(306,516)	(242,962)	—	(14,901)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	1,330,179	—	567,348
Value of Shares Redeemed	(1,240,797)	(2,380,477)	—	(1,169,735)
Net Increase (Decrease) From Capital Stock Transactions	(1,240,797)	(1,050,298)	—	(602,387)
Net Increase (Decrease) in Net Assets	7,782	(4,702,300)	15,851	(625,251)
Net Assets:
Beginning of Period	14,662,367	19,364,667	1,168,561	1,793,812
End of Period	$14,670,149	$14,662,367	$1,184,412	$1,168,561
Undistributed (Accumulated) Net Investment Income (Loss)	$(2,648)	$208,404	$(28,791)	$(45,657)
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	650,000	700,000	50,000	75,000
Shares Sold	—	50,000	—	25,000
Shares Repurchased	(50,000)	(100,000)	—	(50,000)
Shares Outstanding, End of Period	600,000	650,000	50,000	50,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

AdvisorShares Meidell Tactical Advantage ETF		AdvisorShares Morgan Creek Global Tactical ETF		AdvisorShares Newfleet Multi-Sector Income ETF
Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016

$14,119	$(47,388)	$(7,224)	$(29,636)	$2,517,770	$6,056,456
1,529,362	(2,747,566)	(3,287)	(894,252)	161,275	(1,122,319)
42,891	138,383	(132,020)	363,211	(518,496)	810,979
1,586,372	(2,656,571)	(142,531)	(560,677)	2,160,549	5,745,116

—	(64,850)	—	(132,900)	(3,627,477)	(6,656,079)
—	(64,850)	—	(132,900)	(3,627,477)	(6,656,079)

—	5,034,610	—	2,187,104	7,340,744	56,042,886
(5,582,157)	(645,687)	—	(6,200,874)	(7,290,627)	(9,809,241)
(5,582,157)	4,388,923	—	(4,013,770)	50,117	46,233,645
(3,995,785)	1,667,502	(142,531)	(4,707,347)	(1,416,811)	45,322,682

18,639,253	16,971,751	7,601,615	12,308,962	261,263,488	215,940,806
$14,643,468	$18,639,253	$7,459,084	$7,601,615	$259,846,677	$261,263,488
$(30,954)	$(45,073)	$(54,878)	$(47,654)	$(963,682)	$146,025

700,000	550,000	325,000	500,000	5,350,000	4,400,000
—	175,000	—	100,000	150,000	1,150,000
(200,000)	(25,000)	—	(275,000)	(150,000)	(200,000)
500,000	700,000	325,000	325,000	5,350,000	5,350,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Pacific Asset Enhanced Floating Rate ETF		AdvisorShares Peritus High Yield ETF
	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$485,655	$954,988	$8,251,715	$21,260,864
Net Realized Gain (Loss)	(65,892)	(262,970)	(13,854,314)	(50,581,746)
Net Change in Unrealized Appreciation (Depreciation)	767,304	(255,201)	26,655,277	(1,853,685)
Net Increase (Decrease) In Net Assets Resulting From Operations	1,187,067	436,817	21,052,678	(31,174,567)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(500,148)	(948,096)	(7,670,590)	(20,463,098)
Net Realized Gains	—	—	—	—
Total Distributions	(500,148)	(948,096)	(7,670,590)	(20,463,098)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	—	—	6,037,172
Value of Shares Redeemed	—	—	(15,933,978)	(128,789,551)
Net Increase (Decrease) From Capital Stock Transactions	—	—	(15,933,978)	(122,752,379)
Net Increase (Decrease) in Net Assets	686,919	(511,279)	(2,551,890)	(174,390,044)
Net Assets:
Beginning of Period	26,800,333	27,311,612	201,600,859	375,990,903
End of Period	$27,487,252	$26,800,333	$199,048,969	$201,600,859
Undistributed (Accumulated) Net Investment Income (Loss)	$7,439	$21,932	$(93,433)	$(674,558)
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	550,000	550,000	5,950,000	9,250,000
Shares Sold	—	—	—	150,000
Shares Repurchased	—	—	(450,000)	(3,450,000)
Shares Outstanding, End of Period	550,000	550,000	5,500,000	5,950,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

AdvisorShares QAM Equity Hedge ETF		AdvisorShares Ranger Equity Bear ETF		AdvisorShares Sage Core Reserves ETF
Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016

$1,752	$(35,241)	$(2,462,329)	$(4,119,728)	$438,307	$320,217
65,436	(202,189)	(10,890,509)	(10,405,339)	11,862	(77,612)
125,710	(178,320)	(13,241,967)	(2,030,289)	(36,945)	129,670
192,898	(415,750)	(26,594,805)	(16,555,356)	413,224	372,275

—	—	—	—	(500,610)	(342,487)
—	(65,720)	—	—	—	—
—	(65,720)	—	—	(500,610)	(342,487)

—	—	45,555,133	183,691,687	12,428,209	77,049,895
—	(1,349,002)	(67,304,352)	(81,247,512)	(37,292,020)	—
—	(1,349,002)	(21,749,219)	102,444,175	(24,863,811)	77,049,895
192,898	(1,830,472)	(48,344,024)	85,888,819	(24,951,197)	77,079,683

5,340,170	7,170,642	213,947,543	128,058,724	111,862,424	34,782,741
$5,533,068	$5,340,170	$165,603,519	$213,947,543	$86,911,227	$111,862,424
$(20,425)	$(22,177)	$(4,696,733)	$(2,234,404)	$(44,431)	$17,872

200,000	250,000	20,175,000	11,775,000	1,125,000	350,000
—	—	4,700,000	15,975,000	125,000	775,000
—	(50,000)	(7,000,000)	(7,575,000)	(375,000)	—
200,000	200,000	17,875,000	20,175,000	875,000	1,125,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares STAR Global Buy-Write ETF		AdvisorShares Wilshire Buyback ETF(2)
	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$51,578	$82,434	$721,064	$1,748,728
Net Realized Gain (Loss)	(132,532)	936,477	(575,765)	(10,209,879)
Net Change in Unrealized Appreciation (Depreciation)	695,186	(1,039,731)	21,323,650	(884,414)
Net Increase (Decrease) In Net Assets Resulting From Operations	614,232	(20,820)	21,468,949	(9,345,565)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(140,175)	—	(1,650,149)	(1,684,986)
Total Distributions	(140,175)	—	(1,650,149)	(1,684,986)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	5,254,099	23,475,789	22,380,556
Value of Shares Redeemed	(687,160)	(14,430,069)	(54,125,469)	(98,252,134)
Net Increase (Decrease) From Capital Stock Transactions	(687,160)	(9,175,970)	(30,649,680)	(75,871,578)
Net Increase (Decrease) in Net Assets	(213,103)	(9,196,790)	(10,830,880)	(86,902,129)
Net Assets:
Beginning of Period	17,399,931	26,596,721	155,569,994	242,472,123
End of Period	$17,186,828	$17,399,931	$144,739,114	$155,569,994
Undistributed (Accumulated) Net Investment Income (Loss)	$(9,359)	$79,238	$21,989	$951,074
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	650,000	1,000,000	2,800,000	4,250,000
Shares Sold	—	200,000	425,000	400,000
Shares Repurchased	(25,000)	(550,000)	(950,000)	(1,850,000)
Shares Outstanding, End of Period	625,000	650,000	2,275,000	2,800,000

____________

*        Commencement of operations.

(1)     Formerly known as, AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF.

(2)     Formerly known as, AdvisorShares TrimTabs Float Shrink ETF.

See accompanying Notes to Financial Statements.

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ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Athena High Dividend ETF			AdvisorShares Cornerstone Small Cap ETF
	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	For the period July 29, 2014* to June 30, 2015	For the period July 6, 2016* to December 31, 2016 (Unaudited)
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$16.70	$19.08	$25.00	$25.15
Investment Operations
Net Investment Income (Loss)(3)	0.41	0.51	0.90	0.03
Net Realized and Unrealized Gain (Loss)	1.21	(2.41)	(6.03)	4.82
Distributions of Net Realized Gains by other investment companies	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(5)	1.62	(1.90)	(5.13)	4.85
Distributions from Net Investment Income	(0.42)	(0.48)	(0.79)	(0.03)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(0.42)	(0.48)	(0.79)	(0.03)
Net Asset Value, End of Year/Period	$17.90	$16.70	$19.08	$29.97
Market Value, End of Year/Period	$17.90	$16.70	$19.08	$29.97

Total Return
Total Investment Return Based on Net Asset Value(6)	9.79%	(9.84)%	(20.71)%	19.27%
Total Investment Return Based on Market(6)	9.80%	(9.83)%	(20.65)%	19.28%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$8,053	$7,513	$15,265	$2,591
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(7)	0.99%	0.99%	0.99%	0.90%
Expenses, prior to expense waivers and reimbursements(7)	2.26%	1.76%	1.71%	3.79%
Net Investment Income (Loss)(7)	4.78%	3.13%	4.60%	0.22%
Portfolio Turnover Rate(10)	107%	199%	193%	47%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares Dorsey Wright ADR ETF(1)							AdvisorShares Focused Equity ETF
Six months ended December 31, 2016 (Unaudited)		Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013	Year ended June 30, 2012	For the period September 20, 2016* to December 31, 2016 (Unaudited)

$39.06		$38.86	$38.95	$32.65	$28.72	$31.46	$25.00

(0.03)		0.17	0.34	0.18	0.11	0.07	0.01
1.43		0.23	(0.20)	6.29	3.99	(2.58)	0.94
—		—	—	—	0.00 (4)	—	—
1.40		0.40	0.14	6.47	4.10	(2.51)	0.95
(0.15)		(0.20)	(0.23)	(0.17)	(0.17)	(0.11)	(0.01)
—		—	—	—	—	(0.12)	—
(0.15)		(0.20)	(0.23)	(0.17)	(0.17)	(0.23)	(0.01)
$40.31		$39.06	$38.86	$38.95	$32.65	$28.72	$25.94
$40.25		$39.06	$38.77	$38.93	$32.63	$28.70	$25.95

3.58%		1.05%	0.36%	19.85%	14.30%	(7.94)%	3.78%
3.43%		1.27%	0.19%	19.85%	14.29%	(8.36)%	3.84%

$18,140		$14,648	$15,543	$12,660	$7,346	$6,462	$7,781

1.25%		1.25%	1.25%	1.25%	1.25%	1.25%	0.75%
1.69%		1.62%	1.63%	1.67%	2.52%	4.17%	3.48%
(0.14)%		0.44%	0.88%	0.50%	0.36%	0.24%	0.11%
68	%(12)	25%	27%	24%	38%	16%	68%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Gartman Gold/Euro ETF (Consolidated)
	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	Year ended June 30, 2015	For the period February 11, 2014* to June 30, 2014
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$13.80	$13.14	$13.02	$12.80
Investment Operations
Net Investment Income (Loss)(3)	(0.04)	(0.08)	(0.08)	(0.03)
Net Realized and Unrealized Gain (Loss)	(1.26)	1.63	0.97	0.25
Distributions of Net Realized Gains by other investment companies	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(5)	(1.30)	1.55	0.89	0.22
Distributions from Net Investment Income	(0.83)	—	(0.14)	—
Distributions from Realized Capital Gains	(0.03)	(0.89)	(0.63)	—
Total Distributions	(0.86)	(0.89)	(0.77)	—
Net Asset Value, End of Year/Period	$11.64	$13.80	$13.14	$13.02
Market Value, End of Year/Period	$11.62	$13.98	$13.11	$13.07

Total Return
Total Investment Return Based on Net Asset Value(6)	(9.41)%	13.29%	7.33%	1.72%
Total Investment Return Based on Market(6)	(10.72)%	15.11%	6.56%	2.11%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$17,456	$22,433	$16,758	$1,302
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(7)	0.65%	0.65%	0.65%	0.65%
Expenses, prior to expense waivers and reimbursements(7)	1.10%	1.43%	2.21%	10.72%
Net Investment Income (Loss)(7)	(0.56)%	(0.64)%	(0.63)%	(0.63)%
Portfolio Turnover Rate(10)	0%	0%	0%	0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares Gartman Gold/Yen ETF (Consolidated)				AdvisorShares Global Echo ETF
Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	Year ended June 30, 2015	For the period February 11, 2014* to June 30, 2014	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013	For the period May 23, 2012* to June 30, 2012

$11.97	$13.16	$12.94	$12.80	$60.02	$62.87	$61.44	$54.38	$50.80	$50.00

(0.03)	(0.08)	(0.08)	(0.03)	(0.01)	(0.05)	(0.06)	0.22	(0.07)	(0.02)
(0.28)	(0.70)	0.86	0.17	0.70	(2.16)	1.92	6.86	3.88	0.82
—	—	—	—	0.00 (4)	—	—	—	—	—
(0.31)	(0.78)	0.78	0.14	0.69	(2.21)	1.86	7.08	3.81	0.80
(0.89)	—	(0.04)	—	(0.15)	(0.18)	(0.43)	(0.02)	—	—
—	(0.41)	(0.52)	—	—	(0.46)	—	—	(0.23)	—
(0.89)	(0.41)	(0.56)	—	(0.15)	(0.64)	(0.43)	(0.02)	(0.23)	—
$10.77	$11.97	$13.16	$12.94	$60.56	$60.02	$62.87	$61.44	$54.38	$50.80
$10.75	$12.04	$13.19	$13.04	$60.52	$60.01	$62.28	$61.46	$54.53	$50.99

(2.51)%	(5.73)%	6.06%	1.09%	1.13%	(3.51)%	3.05%	13.03%	7.54%	1.60%
(3.31)%	(5.36)%	5.45%	1.88%	1.09%	(2.61)%	2.06%	12.75%	7.43%	1.98%

$16,967	$24,249	$23,022	$3,881	$4,542	$6,002	$7,859	$9,216	$5,438	$5,080

0.65%	0.65%	0.65%	0.65%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
1.12%	1.23%	1.99%	4.74%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
(0.56)%	(0.64)%	(0.62)%	(0.63)%	(0.03)%	(0.09)%	(0.09)%	0.37%	(0.13)%	(0.32)%
0%	0%	0%	0%	34%	28%	68%	157%	180%	70%
See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares KIM Korea Equity ETF	AdvisorShares Madrona Domestic ETF
	For the period September 28, 2016* to December 31, 2016 (Unaudited)	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013	Year ended June 30, 2012
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$25.00	$40.66	$43.55	$41.26	$32.34	$25.31	$26.07
Investment Operations
Net Investment Income (Loss)(3)	0.38	0.14	0.23	0.13	0.11	0.15	0.10
Net Realized and Unrealized Gain (Loss)	(2.31)	4.02	(2.97)	2.30	8.91	7.01	(0.79)
Distributions of Net Realized Gains by other investment companies	—	0.00 (4)	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(5)	(1.93)	4.16	(2.74)	2.43	9.02	7.16	(0.69)
Distributions from Net Investment Income	(0.11)	(0.30)	(0.15)	(0.14)	(0.10)	(0.13)	(0.07)
Distributions from Realized Capital Gains	—	—	—	—	—	—	—
Total Distributions	(0.11)	(0.30)	(0.15)	(0.14)	(0.10)	(0.13)	(0.07)
Net Asset Value, End of Year/Period	$22.96	$44.52	$40.66	$43.55	$41.26	$32.34	$25.31
Market Value, End of Year/Period	$22.98	$44.53	$40.67	$43.55	$41.26	$32.34	$25.28

Total Return
Total Investment Return Based on Net Asset Value(6)	(7.71)%	10.22%	(6.29)%	5.89%	27.93%	28.37%	(2.65)%
Total Investment Return Based on Market(6)	(7.62)%	10.23%	(6.26)%	5.89%	27.93%	28.52%	(2.76)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$7,461	$25,597	$27,445	$31,574	$24,755	$18,593	$15,188
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(7)	0.99%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, prior to expense waivers and reimbursements(7)	3.34%	1.38%	1.32%	1.37%	1.42%	1.61%	1.46%
Net Investment Income (Loss)(7)	6.36%	0.64%	0.57%	0.30%	0.31%	0.51%	0.40%
Portfolio Turnover Rate(10)	10%	26%	53%	15%	14%	33%	40%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares Madrona Global Bond ETF
Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013		Year ended June 30, 2012

$25.61	$24.97	$26.36	$25.05	$25.69		$25.01

0.45	0.75	0.74	0.86	0.72		0.71
(0.53)	0.59	(1.39)	1.30	(0.66)		0.67
0.01	0.06	0.04	—	0.01		—
(0.07)	1.40	(0.61)	2.16	0.07		1.38
(0.49)	(0.76)	(0.78)	(0.85)	(0.71)		(0.70)
—	—	—	—	(0.00	)(4)	—
(0.49)	(0.76)	(0.78)	(0.85)	(0.71)		(0.70)
$25.05	$25.61	$24.97	$26.36	$25.05		$25.69
$25.05	$25.62	$24.96	$26.42	$24.96		$25.68

(0.30)%	5.76%	(2.37)%	8.80%	0.20%		5.59%
(0.34)%	5.84%	(2.63)%	9.44%	(0.13)%		5.49%

$18,787	$20,488	$28,096	$24,383	$22,543		$21,195

0.95%	0.95%	0.95%	0.95%	0.95%		0.95%
1.19%	1.05%	0.99%	1.07%	1.02%		0.99%
3.48%	3.01%	2.88%	3.36%	2.73%		2.81%
8%	24%	34%	20%	28%		12%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Madrona International ETF
	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013	Year ended June 30, 2012
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$22.56	$27.66	$29.66	$23.97	$21.06	$26.17
Investment Operations
Net Investment Income (Loss)(3)	0.15	0.41	0.39	0.41	0.39	0.32
Net Realized and Unrealized Gain (Loss)	2.25	(5.17)	(1.92)	5.77	2.82	(5.33)
Distributions of Net Realized Gains by other investment companies	0.00 (4)	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(5)	2.40	(4.76)	(1.53)	6.18	3.21	(5.01)
Distributions from Net Investment Income	(0.51)	(0.34)	(0.47)	(0.49)	(0.30)	(0.08)
Distributions from Realized Capital Gains	—	—	—	—	—	(0.02)
Total Distributions	(0.51)	(0.34)	(0.47)	(0.49)	(0.30)	(0.10)
Net Asset Value, End of Year/Period	$24.45	$22.56	$27.66	$29.66	$23.97	$21.06
Market Value, End of Year/Period	$24.45	$22.56	$27.65	$29.58	$23.95	$21.11

Total Return
Total Investment Return Based on Net Asset Value(6)	10.66%	(17.32)%	(5.06)%	25.91%	15.24%	(19.11)%
Total Investment Return Based on Market(6)	10.64%	(17.25)%	(4.82)%	25.64%	14.86%	(18.95)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$14,670	$14,662	$19,365	$19,279	$14,978	$14,219
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(7)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, prior to expense waivers and reimbursements(7)	1.75%	1.62%	1.69%	1.55%	1.65%	1.54%
Net Investment Income (Loss)(7)	1.24%	1.69%	1.41%	1.48%	1.65%	1.48%
Portfolio Turnover Rate(10)	130%	196%	85%	182%	93%	110%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares Market Adaptive Unconstrained Income ETF				AdvisorShares Meidell Tactical Advantage ETF
Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016		For the period July 8, 2014* to June 30, 2015	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013	Year ended June 30, 2012

$23.37	$23.92		$25.00	$26.63	$30.86	$30.00	$28.33	$25.12	$25.06

0.34	0.29		(0.01)	0.02	(0.07)	0.17	0.14	0.14	0.00 (4)
(0.02)	(0.62)		(0.62)	2.64	(4.07)	0.87	1.53	3.30	0.08
—	0.08		—	—	0.01	—	—	—	—
0.32	(0.25)		(0.63)	2.66	(4.13)	1.04	1.67	3.44	0.08
—	(0.30)		(0.45)	—	(0.10)	(0.18)	—	(0.23)	(0.02)
—	—		—	—	—	—	—	—	—
—	(0.30)		(0.45)	—	(0.10)	(0.18)	—	(0.23)	(0.02)
$23.69	$23.37		$23.92	$29.29	$26.63	$30.86	$30.00	$28.33	$25.12
$23.70	$23.37		$23.90	$29.29	$26.56	$30.87	$30.00	$28.37	$25.48

1.36%	(1.04)%		(2.58)%	9.99%	(13.40)%	3.47%	5.89%	13.81%	0.31%
1.41%	(0.96)%		(2.61)%	10.28%	(13.63)%	3.52%	5.75%	12.33%	1.71%

$1,184	$1,169		$1,794	$14,643	$18,639	$16,972	$15,750	$9,209	$5,652

0.99%	1.35	%(11)	1.75%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
10.14%	7.97	%(11)	6.20%	2.04%	1.88%	1.99%	2.12%	2.99%	3.69%
2.81%	1.22%		(0.02)%	0.17%	(0.26)%	0.57%	0.49%	0.51%	0.01%
1,371%	1,303	%(12)	203%	496%	1,428%	434%	687%	605%	817%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Morgan Creek Global Tactical ETF
	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013	Year ended June 30, 2012
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$23.39	$24.62	$26.19	$27.38	$23.69	$25.92
Investment Operations
Net Investment Income (Loss)(3)	(0.02)	(0.08)	0.06	0.30	0.38	0.21
Net Realized and Unrealized Gain (Loss)	(0.44)	(1.18)	(1.06)	2.11	0.27	(2.24)
Distributions of Net Realized Gains by other investment companies	0.02	0.36	0.07	—	0.00 (4)	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(5)	(0.44)	(0.90)	(0.93)	2.41	0.65	(2.03)
Distributions from Net Investment Income	—	(0.33)	(0.64)	—	(0.56)	—
Distributions from Realized Capital Gains	—	—	—	—	—	(0.20)
Total Distributions	—	(0.33)	(0.64)	—	(0.56)	(0.20)
Net Asset Value, End of Year/Period	$22.95	$23.39	$24.62	$26.19	$23.78	$23.69
Market Value, End of Year/Period	$22.95	$23.39	$24.60	$26.16	$23.79	$23.64

Total Return
Total Investment Return Based on Net Asset Value(6)	(1.88)%	(3.60)%	(3.59)%	10.13%	2.68%	(7.84)%
Total Investment Return Based on Market(6)	(1.88)%	(3.51)%	(3.52)%	9.96%	2.92%	(8.07)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$7,459	$7,602	$12,309	$36,667	$49,942	$78,171
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(7)	1.25%	1.25%	1.25%	1.25%	1.15%	0.99%
Expenses, prior to expense waivers and reimbursements(7)	2.54%	2.26%	2.23%	1.24%	1.15%	1.08%
Net Investment Income (Loss)(7)	(0.19)%	(0.33)%	0.23%	1.19%	1.54%	0.87%
Portfolio Turnover Rate(10)	8%	81%	244%	232%	236%	475%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares Newfleet Multi-Sector Income ETF					AdvisorShares Pacific Asset Enhanced Floating Rate ETF
Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	For the period March 19, 2013* to June 30, 2013	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	For the period February 18, 2015* to June 30, 2015

$48.83	$49.08	$49.94	$49.04	$50.00	$48.73	$49.66	$50.00

0.46	1.25	1.28	1.26	0.28	0.88	1.74	0.62
(0.05)	(0.13)	(0.77)	0.99	(0.99)	1.28	(0.95)	(0.38)
—	—	—	—	—	—	—	—
0.41	1.12	0.51	2.25	(0.71)	2.16	0.79	0.24
(0.67)	(1.37)	(1.37)	(1.35)	(0.25)	(0.91)	(1.72)	(0.58)
—	—	—	—	—	—	—	—
(0.67)	(1.37)	(1.37)	(1.35)	(0.25)	(0.91)	(1.72)	(0.58)
$48.57	$48.83	$49.08	$49.94	$49.04	$49.98	$48.73	$49.66
$48.55	$48.82	$49.04	$49.94	$49.01	$50.97	$48.26	$49.78

0.83%	2.33%	1.04%	4.65%	(1.42)%	4.45%	1.69%	0.47%
0.82%	2.39%	0.95%	4.70%	(1.48)%	7.56%	0.46%	0.71%

$259,847	$261,263	$215,941	$154,811	$83,362	$27,487	$26,800	$27,312

0.75%	0.75%	0.75%	0.75%	0.75%	1.10%	1.10%	1.10%
0.81%	0.81%	0.82%	0.83%	1.13%	1.40%	1.51%	1.41%
1.88%	2.57%	2.60%	2.55%	1.98%	3.54%	3.58%	3.46%
24%	51%	49%	85%	105%	30%	27%	102%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Peritus High Yield ETF
	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013	Year ended June 30, 2012
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$33.88	$40.65	$53.27	$50.43	$48.59	$51.59
Investment Operations
Net Investment Income (Loss)(3)	1.42	3.11	3.59	4.14	4.28	4.20
Net Realized and Unrealized Gain (Loss)	2.22	(6.93)	(12.33)	2.69	1.66	(2.74)
Distributions of Net Realized Gains by other investment companies	0.00 (4)	—	—	—	—	0.00 (4)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(5)	3.64	(3.82)	(8.74)	6.83	5.94	1.46
Distributions from Net Investment Income	(1.33)	(2.95)	(3.88)	(3.95)	(4.09)	(3.99)
Distributions from Realized Capital Gains	—	—	—	(0.04)	(0.01)	(0.47)
Total Distributions	(1.33)	(2.95)	(3.88)	(3.99)	(4.10)	(4.46)
Net Asset Value, End of Year/Period	$36.19	$33.88	$40.65	$53.27	$50.43	$48.59
Market Value, End of Year/Period	$35.61	$33.84	$40.58	$53.27	$49.91	$48.64

Total Return
Total Investment Return Based on Net Asset Value(6)	10.89%	(9.34)%	(16.82)%	14.04%	12.58%	3.27%
Total Investment Return Based on Market(6)	9.29%	(9.20)%	(16.88)%	15.20%	11.29%	2.75%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$199,049	$201,601	$375,991	$1,075,997	$259,729	$92,328
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(7)	1.26%	1.22%	1.23%	1.18%	1.25%	1.35%
Expenses, prior to expense waivers and reimbursements(7)	1.26%	1.28%	1.23%	1.18%	1.23%	1.35%
Net Investment Income (Loss)(7)	7.98%	8.77%	7.65%	7.95%	8.44%	8.64%
Portfolio Turnover Rate(10)	61%	79%	88%	87%	37%	80%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares QAM Equity Hedge ETF										AdvisorShares Ranger Equity Bear ETF
Six months ended December 31, 2016 (Unaudited)		Year ended June 30, 2016		Year ended June 30, 2015		Year ended June 30, 2014		For the period August 7, 2012* to June 30, 2013		Six months ended December 31, 2016 (Unaudited)		Year ended June 30, 2016		Year ended June 30, 2015		Year ended June 30, 2014		Year ended June 30, 2013		Year ended June 30, 2012

$26.70		$28.68		$28.48		$26.21		$25.00		$10.60		$10.88		$11.78		$16.17		$23.33		$22.65

0.01		(0.16)		(0.13)		(0.20)		(0.12)		(0.12)		(0.27)		(0.31)		(0.38)		(0.60)		(0.72)
0.96		(1.51)		0.54		2.95		1.51		(1.22)		(0.01)		(0.59)		(4.01)		(6.56)		1.40
0.00	(4)	0.02		0.01		—		—		—		—		—		—		—		—
0.97		(1.65)		0.42		2.75		1.39		(1.34)		(0.28)		(0.90)		(4.39)		(7.16)		0.68
—		—		—		—		(0.08)		—		—		—		—		—		—
—		(0.33)		(0.22)		(0.48)		(0.10)		—		—		—		—		—		—
—		(0.33)		(0.22)		(0.48)		(0.18)		—		—		—		—		—		—
$27.67		$26.70		$28.68		$28.48		$26.21		$9.26		$10.60		$10.88		$11.78		$16.17		$23.33
27.65		$26.71		$28.68		$28.45		$26.16		$9.25		$10.61		$10.88		$11.79		$16.16		$23.34

3.61%		(5.76)%		1.48%		10.52%		5.57%		(12.64)%		(2.53)%		(7.64)%		(27.15)%		(30.69)%		3.00%
3.52%		(5.72)%		1.60%		10.62%		5.36%		(12.82)%		(2.48)%		(7.72)%		(27.04)%		(30.76)%		3.05%

$5,533		$5,340		$7,171		$8,543		$3,932		$165,604		$213,948		$128,059		$161,952		$218,357		$313,223

1.55	%(8)	1.68	%(8)	1.65	%(8)	1.70	%(8)	1.56	%(8)	2.88	%(9)	2.68	%(9)	2.80	%(9)	2.87	%(9)	3.12	%(9)	3.07	%(9)
3.39	%(8)	3.15	%(8)	2.83	%(8)	2.66	%(8)	4.61	%(8)	2.88	%(9)	2.68	%(9)	2.80	%(9)	2.87	%(9)	3.12	%(9)	3.06	%(9)
0.06%		(0.59)%		(0.46)%		(0.71)%		(0.50)%		(2.46)%		(2.49)%		(2.72)%		(2.81)%		(3.11)%		(3.06)%
56%		132%		131%		179%		114%		96%		402%		419%		484%		697%		756%
See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Sage Core Reserves ETF
	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	Year ended June 30, 2015		For the period January 14, 2014* to June 30, 2014

Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$99.43	$99.38	$99.78		$100.00
Investment Operations
Net Investment Income (Loss)(3)	0.45	0.69	0.12		0.36
Net Realized and Unrealized Gain (Loss)	(0.02)	0.12	(0.12)		(0.25)
Distributions of Net Realized Gains by other investment companies	—	—	—		—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(5)	0.43	0.81	—		0.11
Distributions from Net Investment Income	(0.53)	(0.76)	(0.40)		(0.33)
Distributions from Realized Capital Gains	—	—	—		—
Total Distributions	(0.53)	(0.76)	(0.40)		(0.33)
Net Asset Value, End of Year/Period	$99.33	$99.43	$99.38		$99.78
Market Value, End of Year/Period	$99.35	$99.63	$99.40		$99.80

Total Return
Total Investment Return Based on Net Asset Value(6)	0.41%	0.83%	0.00	%(4)	0.11%
Total Investment Return Based on Market(6)	0.23%	1.00%	0.00	%(4)	0.13%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$86,911	$111,862	$34,783		$37,419
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(7)	0.35%	0.35%	0.35%		0.35%
Expenses, prior to expense waivers and reimbursements(7)	0.50%	0.55%	0.73%		0.73%
Net Investment Income (Loss)(7)	0.89%	0.70%	0.12%		0.78%
Portfolio Turnover Rate(10)	22%	72%	59%		12%

____________

*        Commencement of operations.

(1)     Formerly known as, AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF.

(2)     Formerly known as, AdvisorShares TrimTabs Float Shrink ETF.

(3)     Based on average shares outstanding.

(4)     Amount represents less than $0.005 or 0.005%.

(5)     The amount shown for a share distribution throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

(6)     Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.

(7)     Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.

(8)     The expense ratio includes interest and dividend expenses on short sales of 0.05%, 0.18%, 0.15%, 0.20%, and 0.06% for the periods ended December 31, 2016, June 30, 2016, June 30, 2015, June 30, 2014 and June 30, 2013 respectively.

(9)     The expense ratio includes interest and dividend expenses on short sales of 1.25%, 1.05%, 1.15%, 1.22%, 1.51%, and 1.38% for the periods ended December 31, 2016, June 30, 2016, June 30, 2015, June 30, 2014, June 30, 2013 and June 30, 2012 respectively.

(10)   Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

(11)   Effective November 1, 2015, the Fund’s Expense Limitation Agreement changed from 1.75% to 0.99%.

(12)   Effective November 1, 2015, the Fund underwent a sub-advisor and objective change. As a result, investment transactions were increased during the period, which caused a higher than normal portfolio turnover rate.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares STAR Global Buy-Write ETF					AdvisorShares Wilshire Buyback ETF(2)
Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	For the period September 17, 2012* to June 30, 2013	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013	For the period October 4, 2011* to June 30, 2012

$26.77	$26.60	$26.18	$23.61	$25.00	$55.56	$57.05	$51.22	$41.05	$33.16	$26.20

0.08	0.10	0.01	(0.10)	(0.03)	0.30	0.47	0.42	0.43	0.23	0.07
0.87	0.07	0.41	2.67	(1.16)	8.49	(1.54)	5.75	9.89	7.99	6.90
0.00 (4)	0.00 (4)	—	—	—	—	—	—	—	—	—
0.95	0.17	0.42	2.57	(1.19)	8.79	(1.07)	6.17	10.32	8.22	6.97
(0.22)	—	—	—	(0.17)	(0.73)	(0.42)	(0.34)	(0.15)	(0.21)	(0.01)
—	—	—	—	(0.03)	—	—	—	—	(0.12)	—
(0.22)	—	—	—	(0.20)	(0.73)	(0.42)	(0.34)	(0.15)	(0.33)	(0.01)
$27.50	$26.77	$26.60	$26.18	$23.61	$63.62	$55.56	$57.05	$51.22	$41.05	$33.16
$27.49	$26.76	$26.61	$26.22	$23.62	$63.67	$55.53	$57.05	$51.25	$41.13	$33.24

3.57%	0.64%	1.60%	10.89%	(4.80)%	15.80%	(1.87)%	12.06%	25.18%	25.01%	26.62%
2.73%	0.56%	1.49%	11.01%	(4.76)%	15.96%	(1.91)%	11.99%	25.00%	24.96%	26.93%

$17,187	$17,400	$26,597	$27,490	$22,428	$144,739	$155,570	$242,472	$137,015	$25,657	$8,291

1.85%	1.85%	1.85%	1.85%	1.85%	0.90%	0.99%	0.99%	0.99%	0.99%	0.99%
2.16%	1.97%	1.87%	1.79%	2.35%	1.10%	1.21%	1.11%	1.16%	1.90%	2.34%
0.59%	0.38%	0.03%	(0.42)%	(0.14)%	0.99%	0.86%	0.76%	0.90%	0.62%	0.31%
15%	58%	45%	166%	40%	84%	196%	52%	7%	57%	201%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2016 (unaudited)

1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust is comprised of 22 active funds (the “Funds” or “ETFs” and individually, the “Fund” or “ETF”):

Fund	Ticker	Commencement of Operations
AdvisorShares Athena High Dividend ETF	DIVI	July 29, 2014
AdvisorShares Cornerstone Small Cap ETF	SCAP	July 6, 2016
AdvisorShares Dorsey Wright ADR ETF(1)	AADR	July 21, 2010
AdvisorShares Focused Equity ETF	CWS	September 20, 2016
AdvisorShares Gartman Gold/Euro ETF	GEUR	February 11, 2014
AdvisorShares Gartman Gold/Yen ETF	GYEN	February 11, 2014
AdvisorShares Global Echo ETF	GIVE	May 23, 2012
AdvisorShares KIM Korea Equity ETF	KOR	September 28, 2016
AdvisorShares Madrona Domestic ETF	FWDD	June 21, 2011
AdvisorShares Madrona Global Bond ETF	FWDB	June 21, 2011
AdvisorShares Madrona International ETF	FWDI	June 21, 2011
AdvisorShares Market Adaptive Unconstrained Income ETF	MAUI	July 8, 2014
AdvisorShares Meidell Tactical Advantage ETF	MATH	June 23, 2011
AdvisorShares Morgan Creek Global Tactical ETF	GTAA	October 26, 2010
AdvisorShares Newfleet Multi-Sector Income ETF	MINC	March 19, 2013
AdvisorShares Pacific Asset Enhanced Floating Rate ETF	FLRT	February 18, 2015
AdvisorShares Peritus High Yield ETF	HYLD	December 1, 2010
AdvisorShares QAM Equity Hedge ETF	QEH	August 7, 2012
AdvisorShares Ranger Equity Bear ETF	HDGE	January 27, 2011
AdvisorShares Sage Core Reserves ETF	HOLD	January 14, 2014
AdvisorShares STAR Global Buy-Write ETF	VEGA	September 17, 2012
AdvisorShares Wilshire Buyback ETF(2)	TTFS	October 4, 2011

____________

(1)     Formerly known as, AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF. Effective September 1, 2016.

(2)     Formerly known as, AdvisorShares TrimTabs Float Shrink ETF. Effective July 1, 2016.

AdvisorShares Athena High Dividend ETF (‘‘Athena High Dividend ETF’’) seeks long-term capital appreciation. The Portfolio Manager uses a behavioral finance approach to identifying securities for DIVI’s portfolio. Stocks are screened and selected using the Portfolio Manager’s patented research.

AdvisorShares Cornerstone Small Cap ETF (“Cornerstone Small Cap ETF”) seeks to provide total return through long-term capital appreciation and current income. The Portfolio Manager invests in a diversified group of U.S.-traded equity securities, including common and preferred stock, ADRs, and publicly-traded REITs.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

1. Organization – (continued)

AdvisorShares Dorsey Wright ADR ETF (“Dorsey Wright ADR ETF”) seeks to achieve the Fund’s investment objective by selecting primarily a portfolio of U.S.-traded securities of non-U.S. organizations, most often American Depositary Receipts (“ADRs”). The Fund invests in developed and emerging markets and may invest in securities of any market capitalization.

AdvisorShares Focused Equity ETF (“Focused Equity ETF”) seeks long-term capital appreciation. CWS invests primarily in a focused group of U.S. exchange-listed equity securities that the portfolio manager believes have favorable fundamental attributes.

AdvisorShares Gartman Gold/Euro ETF (‘‘Gartman Gold/Euro ETF’’) seeks to provide positive returns by utilizing the European Union’s Euro to invest its assets in the gold market. GEUR offers investors an alternative method to invest in gold by financing gold purchases in liquid currencies other than the U.S. dollar. Euros are obtained through the sale of either exchange-traded currency futures or ‘‘over-the-counter’’ foreign exchange forward contracts.

AdvisorShares Gartman Gold/Yen ETF (‘‘Gartman Gold/Yen ETF’’) seeks to provide positive returns by utilizing the Japanese yen to invest its assets in the gold market. GYEN offers investors an alternative method to invest in gold by financing gold purchases in liquid currencies other than the U.S. dollar. The Japanese yen is obtained through the sale of either exchange-traded currency futures or ‘‘over-the-counter’’ foreign exchange forward contracts.

AdvisorShares Global Echo ETF (‘‘Global Echo ETF’’) seeks long-term capital appreciation with an emphasis on absolute (positive) returns and low sensitivity to traditional financial market indices, such as the S&P 500 Index, over a full market cycle. The Fund is a multi-manager, multi-strategy, broadly diversified, and actively managed ETF with a focus on sustainable investing.

AdvisorShares KIM Korea Equity ETF (“KIM Korea Equity ETF”) seeks to provide long-term capital appreciation above the capital appreciation of its primary benchmark, the MSCI Korea Index, and other Korea-focused indexes. The Fund seeks to achieve its investment objective by investing primarily in growth-oriented stocks of any capitalization range listed on the Korea Exchange. The fund engages in sector allocation based on analysis of the macro economy and its effect on corporate competitiveness and industry cycles and strives to invest with large economic cycles as compared to short-term market trends and short-term supply and demand.

AdvisorShares Madrona Domestic ETF (‘‘Madrona Domestic ETF’’) seeks to provide long-term capital appreciation above the capital appreciation of its benchmark, the S&P 500 Index by selecting a portfolio of up to 500 of the largest U.S. traded equity securities using a weighted allocation system based on consensus analyst estimates of the present value of future expected earnings relative to the share price of each security.

AdvisorShares Madrona Global Bond ETF (‘‘Madrona Global Bond ETF’’) seeks investment results that exceed the price and yield performance of its benchmark, the Barclays Capital Aggregate Bond Index. The Portfolio Manager seeks to achieve this objective by selecting a diversified portfolio of fixed income exchange-traded products (ETPs), including but not limited to, exchange-traded notes (ETNs), exchange-traded currency trusts and exchange-traded commodity pools. FWDB invests in at least 12 distinct global bond classes that cover the entire global investable bond universe. The Portfolio Manager constructs FWDB’s portfolio using a weighted allocation system based on historic yield curve analysis and a mean reversion strategy.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

1. Organization – (continued)

AdvisorShares Madrona International ETF (‘‘Madrona International ETF’’) seeks to provide long-term capital appreciation above the capital appreciation of its international benchmarks, such as the MSCI EAFE Index, the Fund’s primary benchmark, and the BNY Mellon Classic ADR Index, the Fund’s secondary benchmark. The Fund seeks to achieve this objective by selecting a portfolio primarily composed of at least 250 of the largest American Depositary Receipts (ADRs) from among the largest issuers of Europe, Australasia and the Far East (EAFE) and Canada. Its portfolio may also include ADRs that provide exposure to certain markets deemed to be emerging markets.

AdvisorShares Market Adaptive Unconstrained Income ETF (‘‘Market Adaptive Unconstrained Income ETF’’) seeks to provide long-term total return and income with a secondary emphasis on capital preservation. MAUI is a non-traditional bond strategy and is designed to be different from most fixed income funds. It tactically allocates to various global regions, income categories, credit qualities, and durations, and when the environment calls for it, will get defensive and move to ultra-short-term fixed income.

AdvisorShares Meidell Tactical Advantage ETF (‘‘Meidell Tactical Advantage ETF’’) seeks to provide long-term capital appreciation and capital preservation. The Fund is considered a ‘‘fund-of-funds’’ that seeks to achieve this investment objective by managing a tactical strategy that has the ability to dynamically rebalance the Fund’s portfolio from as much as 100% equity assets to 100% fixed income assets or cash and cash equivalents depending on market trends. The Fund employs a long tactical strategy that seeks to minimize portfolio losses by rotating out of higher volatility assets and lower volatility assets depending on the Fund’s current view of risks in different asset classes.

AdvisorShares Morgan Creek Global Tactical ETF (‘‘Morgan Creek Global Tactical ETF’’) seeks to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity and currency markets, independent of market direction. The Portfolio Manager seeks to achieve GTAA’s objective by utilizing a combination a qualitative and quantitative approaches with established risk management controls to actively manage the portfolio in an attempt to control the downside losses and protect capital.

AdvisorShares Newfleet Multi-Sector Income ETF (‘‘Newfleet Multi-Sector Income ETF’’) seeks to provide current income consistent with preservation of capital, while limiting fluctuations in net asset value (‘‘NAV’’) due to changes in interest rates. In seeking to achieve the Fund’s investment objective, the Sub-Advisor applies a time-tested approach and extensive credit research to capitalize on opportunities across undervalued areas of the bond markets. The Fund principally invests in investment-grade securities, which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization or, if unrated, those securities that the Sub-Advisor determines to be of comparable quality.

AdvisorShares Pacific Asset Enhanced Floating Rate ETF (‘‘Pacific Asset Enhanced Floating Rate ETF’’) seeks to provide a high level of current income. The fund seeks to achieve its investment objective by selecting a focused portfolio comprised primarily of income producing floating rate loans and floating rate debt securities.

AdvisorShares Peritus High Yield ETF (‘‘Peritus High Yield ETF’’) seeks high current income by investing in a focused portfolio of high yield debt securities commonly referred to as ‘‘junk bonds’’. The Fund does not have any portfolio maturity limitation and may invest in instruments with short-term, medium-term or long-term maturities.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

1. Organization – (continued)

AdvisorShares QAM Equity Hedge ETF (‘‘QAM Equity Hedge ETF’’) seeks investment results that exceed the risk adjusted performance of approximately 50% of the long/short equity hedge fund universe as defined by the HFRI Equity Hedge Total Index constituents. The Portfolio Manager seeks to achieve this objective by employing an actively managed long/short equity strategy that attempts to gain global net equity exposures that approximate those of the universe of managers in the HFRI Equity Hedge Total Index. Additionally, the Portfolio Manager utilizes advanced algorithms including Markov Processes International’s (MPI) proprietary and patented style analysis technique and associated algorithms, DSA (Dynamic Style Analysis), patented hedge fund analysis software, combined with the Portfolio Manager’s qualitative knowledge of the hedge fund investor community to develop investment strategies.

AdvisorShares Ranger Equity Bear ETF (‘‘Ranger Equity Bear ETF’’) seeks capital appreciation through short sales of domestically traded equity securities. The portfolio management team implements a bottom-up, fundamental, research driven security selection process. In selecting short positions, the Fund seeks to identify securities with low earnings quality or aggressive accounting which may be intended on the part of company management to mask operational deterioration and bolster the reported earnings per share over a short time period. In addition, the portfolio management team seeks to identify earnings driven events that may act as a catalyst to the price decline of a security, such as downwards earnings revisions or reduced forward guidance.

AdvisorShares Sage Core Reserves ETF (‘‘Sage Core Reserves ETF’’) seeks to preserve capital while maximizing income. The Sub-Advisor seeks to achieve the fund’s investment objective by investing in a variety of fixed income securities, including bonds, forwards and instruments issued by U.S. and foreign issuers. It will invest in U.S. dollar-denominated investment grade debt securities, including mortgage- or asset-backed securities, rated Baa- or higher by Moody’s Investors Service, Inc. (‘‘Moody’s’’), or equivalently rated by Standard & Poor’s Ratings Services (‘‘S&P’’) or Fitch, Inc. (‘‘Fitch’’), or, if unrated, determined by the Sub-Advisor to be of comparable quality.

AdvisorShares STAR Global Buy-Write ETF (‘‘STAR Global Buy-Write ETF’’) seeks consistent repeatable returns across all market cycles. The Portfolio Manager seeks to achieve this investment objective by using a proprietary strategy known as Volatility Enhanced Global Appreciation (VEGA). VEGA employs a ‘‘Buy-Write’’ or ‘‘Covered Call’’ overlay for their global allocation strategy using ETPs. The strategy simultaneously writes (sells) a call option against each position in order to seek cumulative price appreciation from the portfolio’s global exposure, while generating a consistent income stream from the sale of covered call and/or cash-secured put options. When volatility is low the portfolio manager buys protective put options to manage downside risk.

AdvisorShares Wilshire Buyback ETF (‘‘Wilshire Buyback ETF’’) seeks to achieve its investment objective by primarily investing in the broad U.S. equity market. The Fund invests in stocks with liquidity and fundamental characteristics that are historically associated with superior long-term performance. Based on extensive historical research, Wilshire Associates Incorporated designed a quantitative stock selection process to make allocation decisions in the Fund’s portfolio.

Some of the Funds are considered “fund of funds” and seek to achieve their investment objectives by investing primarily in other affiliated and unaffiliated exchange-traded funds (“ETFs”), as well as

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

1. Organization – (continued)

other exchange-traded products, including, but not limited to, exchange-traded notes (“ETNs”) and closed-end funds (collectively with ETFs and ETNs, “ETPs”), that offer diversified exposure to various global regions, credit qualities, durations and maturity dates.

For the period ended December 31, 2016, the Funds held significant positions (greater than 25% of net assets), except those invested in short term money market instruments, in other funds as follows:

Funds	Security Name	Market Value as of December 31, 2016	% of Fund Net Assets as of December 31, 2016	Reference location
Gartman Gold/Euro ETF	AdvisorShares Sage Core Reserves ETF	$4,967,500	28.5%	Contained within this report.

Gartman Gold/Yen ETF	AdvisorShares Sage Core Reserves ETF	4,967,500	29.3	Contained within this report.

Market Adaptive Unconstrained Income ETF	SPDR Bloomberg Barclays High Yield Bond ETF	355,716	30.0	https://us.spdrs.com
	iShares 20+ Year Treasury Bond ETF	319,864	27.0	https://www.ishares.com/us

Meidell Tactical Advantage ETF	iShares Core S&P Small-Cap ETF	4,403,940	30.1	https://www.ishares.com/us

Ranger Equity Bear ETF	AdvisorShares Sage Core Reserves ETF	67,061,250	40.5	Contained within this report.

STAR Global Buy-Write ETF	SPDR S&P 500 ETF Trust	11,026,511	64.2	https://us.spdrs.com

2. Consolidation of Subsidiaries

The Consolidated Schedules of Investments; Consolidated Statements of Assets and Liabilities, of Operations and of Changes in Net Assets; and the Consolidated Financial Highlights of the ETFs listed below include the accounts of wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Funds	Wholly Owned Subsidiary
Gartman Gold/Euro ETF	AdvisorShares Gartman Gold/Euro CFC
Gartman Gold/Yen ETF	AdvisorShares Gartman Gold/Yen CFC

A summary of each ETF’s investment in its corresponding subsidiary is as follows:

Funds	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2016	% of ETF’s Total Net Assets at December 31, 2016
Gartman Gold/Euro ETF	February 11, 2014	$2,863,162	16.4%
Gartman Gold/Yen ETF	February 11, 2014	$2,813,808	16.6%

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

3. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles (‘‘GAAP’’) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

In computing each Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including Underlying ETFs, is taken from the exchange where the security is primarily traded. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Board of Trustees of the Trust.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest income and expenses are recognized on the accrual basis. Premiums and discounts are amortized over the life of the bond using the effective interest method.

Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The portion of dividend attributable to the return of capital is recorded against the cost basis of the security,

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

3. Summary of Significant Accounting Policies – (continued)

Swap Agreements

Certain funds may invest in equity swaps to obtain exposure to the underlying referenced security, obtain leverage or enjoy the returns from ownership without actually owning equity. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile. To the extent that the Adviser or Sub-Adviser, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, the Funds may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid. Periodic payments received or paid by the Funds are recorded as realized gains or losses.

Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2016 the market values of repurchase agreements outstanding are included as cash collateral for securities on loan on the Statements of Assets and Liabilities.

Short Sales

Certain Funds may sell securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Funds make a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Funds may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

3. Summary of Significant Accounting Policies – (continued)

greater than, respectively, the proceeds originally received. The Funds are also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedule of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. The net amounts of income or fees paid by QAM Equity Hedge ETF and Ranger Equity Bear ETF for the period ended December 31, 2016 are $1,319 and $667,786, respectively, which are included as Interest on Securities Sold, Not Yet Purchased in the Statements of Operations.

Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime brokers and custodian. The Funds are subject to credit risk should the prime brokers be unable to meet its obligations to the Funds.

Futures Contracts

Certain Funds may invest in futures contracts (‘‘futures’’), may invest in futures in order to hedge its investments against fluctuations in value caused by changes in prevailing interest rates or market conditions. Such Funds may invest in futures as a primary investment strategy. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No monies are paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying index. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures contract; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

3. Summary of Significant Accounting Policies – (continued)

Options

Certain Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Short-Term Investments

Each Fund may invest in high-quality short-term debt securities and money market instruments on an ongoing basis to maintain liquidity or pending selection of investments in accordance with its policies. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.

Securities Lending

The Funds participate in a securities lending program offered by The Bank of New York Mellon (‘‘BNYM’’) (the ‘‘Program’’), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The repurchase agreement income related to the Program earned by the Funds is disclosed on the Statements of Operations.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

3. Summary of Significant Accounting Policies – (continued)

The value of loaned securities and related collateral outstanding at December 31, 2016 are shown in the Schedules of Investments and Statements of Assets and Liabilities.

	Gross Amounts of	Gross Amounts Offset in the Statements	Net Amounts Presented in the Statements	Gross Amounts not offset in the Statements of Assets and Liabilities
Fund and Description	Recognized Assets (Liabilities)	of Assets and (Liabilities)	of Assets and (Liabilities)	Financial Instruments		Collateral Pledged/ Received	Net Amount
Athena High Dividend ETF
Securities Lending	$(1,116,216)	$—	$(1,116,216)	$1,116,216	(1)	$—	$—
Repurchase Agreements	1,116,216	—	1,116,216	1,116,216	(2)	—	—
Cornerstone Small Cap ETF
Securities Lending	(193,498)	—	(193,498)	193,498	(1)	—	—
Repurchase Agreements	193,498	—	193,498	193,498	(2)	—	—
Dorsey Wright ADR ETF
Securities Lending	(2,441,310)	—	(2,441,310)	2,441,310	(1)	—	—
Repurchase Agreements	2,441,310	—	2,441,310	2,441,310	(2)	—	—
Global Echo ETF
Securities Lending	(85,255)	—	(85,255)	85,255	(1)	—	—
Repurchase Agreements	85,255	—	85,255	85,255	(2)	—	—
Madrona Domestic ETF
Securities Lending	(249,264)	—	(249,264)	249,264	(1)	—	—
Repurchase Agreements	249,264	—	249,264	249,264	(2)	—	—
Madrona Global Bond ETF
Securities Lending	(2,248,769)	—	(2,248,769)	2,248,769	(1)	—	—
Repurchase Agreements	2,248,769	—	2,248,769	2,248,769	(2)	—	—
Madrona International ETF
Securities Lending	(3,026,925)	—	(3,026,925)	3,026,925	(1)	—	—
Repurchase Agreements	3,026,925	—	3,026,925	3,026,925	(2)	—	—
Meidell Tactical Advantage ETF
Securities Lending	(1,917,256)	—	(1,917,256)	1,917,256	(1)	—	—
Repurchase Agreements	1,917,256	—	1,917,256	1,917,256	(2)	—	—
Morgan Creek Global Tactical ETF
Securities Lending	(545,537)	—	(545,537)	545,537	(1)	—	—
Repurchase Agreements	545,537	—	545,537	545,537	(2)	—	—
Newfleet Multi-Sector Income ETF
Securities Lending	(2,100,337)	—	(2,100,337)	2,100,337	(1)	—	—
Repurchase Agreements	2,100,337	—	2,100,337	2,100,337	(2)	—	—
Pacific Asset Enhanced Floating Rate ETF
Swaps	143,918	—	143,918	—		—	143,918
Securities Lending	(127,264)	—	(127,264)	127,264	(1)	—	—
Repurchase Agreements	127,264	—	127,264	127,264	(2)	—	—
Peritus High Yield ETF
Securities Lending	(18,165,461)	—	(18,165,461)	18,165,461	(1)	—	—
Repurchase Agreements	18,165,461	—	18,165,461	18,165,461	(2)	—	—
Sage Core Reserves ETF
Securities Lending	(30,907)	—	(30,907)	30,907	(1)	—	—
Repurchase Agreements	30,907	—	309,007	30,907	(2)	—	—
Wilshire Buyback ETF
Securities Lending	(2,551,576)	—	(2,551,576)	2,551,576	(1)	—	—
Repurchase Agreements	2,551,576	—	2,551,576	2,551,576	(2)	—	—

____________

(1)     Collateral for securities on loan is included in the Schedules of Investments and consists of Repurchase Agreements.

(2)     Repurchase agreements are collateralized by U.S. Government Agency Obligations in the event the other party to the repurchase agreement defaults on its obligation.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

3. Summary of Significant Accounting Policies – (continued)

Dividends and Distributions

Each Fund will generally pay out dividends to shareholders at least annually. Each Fund will distribute its net capital gains, if any, to shareholders annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions are recorded on ex-dividend date.

Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

4. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

Each Fund has entered into an investment advisory agreement with AdvisorShares Investments, LLC (the ‘‘Advisor’’) pursuant to which the Advisor acts as the Fund’s investment adviser. Pursuant to the agreement, the Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the Trust’s sub-advisers. For its services, each Fund pays the Advisor an annual management fee and which is calculated daily and paid monthly based on average daily net assets. From time to time, the Advisor may waive all or a portion of its fee.

The Advisor’s annual management fee for each Fund is as follows:

Fund:	Rate:
Athena High Dividend ETF	0.80%
Cornerstone Small Cap ETF	0.65%
Dorsey Wright ADR ETF	0.75%
Focused Equity ETF	0.75%
Gartman Gold/Euro ETF	0.55%
Gartman Gold/Yen ETF	0.55%
Global Echo ETF	1.10%
KIM Korea Equity ETF	0.84%
Madrona Domestic ETF	0.80%
Madrona Global Bond ETF	0.50%
Madrona International ETF	0.80%
Market Adaptive Unconstrained Income ETF	0.90%
Meidell Tactical Advantage ETF	1.20%
Morgan Creek Global Tactical ETF
$0 – $250,000,000	0.90%
$250,000,001 – $1,000,000,000	0.80%
$1,000,000,001 – $5,000,000,000	0.70%
$5,000,000,001 +	0.60%
Newfleet Multi-Sector Income ETF	0.65%
Pacific Asset Enhanced Floating Rate ETF	0.95%
Peritus High Yield ETF	1.10%
QAM Equity Hedge ETF	1.00%
Ranger Equity Bear ETF	1.50%
Sage Core Reserves ETF	0.30%
STAR Global Buy-Write ETF	1.35%
Wilshire Buyback ETF	0.90%*

____________

*        Prior to July 1, 2016, the annual management fee was 0.99%.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

4. Investment Advisory Agreement and Other Agreements – (continued)

For the Global Echo Fund, as part of its agreement with the Trust, the Advisor has contractually agreed to pay all operating expenses of the Fund, including transfer agency, custody, fund administration, legal, audit and other services, except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, acquired fund fees and expenses, short dividend expenses, expenses of Independent Trustees (including any Trustees’ counsel fees), and extraordinary expenses.

Sub-Advisory Agreements

Each Fund’s investment sub-advisor provides investment advice and management services to the Fund. AdvisorShares supervises the day-to-day investment and reinvestment of the assets in the Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. Pursuant to an investment sub-advisory agreement between each sub-advisor and the Advisor, the sub-advisor receives an annual fee.

From time to time, each sub-advisor may waive all or a portion of its fee.

Expense Limitation Agreement

The Advisor has contractually agreed to reduce their fees and reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding a specified amount for each Fund’s average daily net assets (with the exception of Global Echo ETF). The expense limitation agreement will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund. The investment advisory agreement may only be terminated with the approval of the Fund’s Board. The expense caps in effect for each Fund during the period ended December 31, 2016 were as follows:

Fund:	Rate:
Athena High Dividend ETF	0.99%
Cornerstone Small Cap ETF	0.90%
Dorsey Wright ADR ETF	1.25%
Focused Equity ETF	0.75%
Gartman Gold/Euro ETF	0.65%
Gartman Gold/Yen ETF	0.65%
Global Echo ETF	—
KIM Korea Equity ETF	0.99%
Madrona Domestic ETF	1.25%
Madrona Global Bond ETF	0.95%
Madrona International ETF	1.25%
Market Adaptive Unconstrained Income ETF	0.99%
Meidell Tactical Advantage ETF	1.35%
Morgan Creek Global Tactical ETF	1.25%
Newfleet Multi-Sector Income ETF	0.75%
Pacific Asset Enhanced Floating Rate ETF	1.10%
Peritus High Yield ETF	1.35%
QAM Equity Hedge ETF	1.50%
Ranger Equity Bear ETF	1.85%
Sage Core Reserves ETF	0.35%
STAR Global Buy-Write ETF	1.85%
Wilshire Buyback ETF	0.90%	*

____________

*        Prior to July 1, 2016, the expense cap was 0.99%.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

4. Investment Advisory Agreement and Other Agreements – (continued)

For the period ended December 31, 2016, the Advisor waived fees and reimbursed expenses for each Fund as follows. Each Fund may recoup such waivers until the date indicated, or for a maximum of three years from reimbursement, whichever is sooner.

Fund:	Expenses Reimbursed:	Recoupment Balance:	Recoupment Expiration:	Year Incurred
Athena High Dividend ETF	$83,036	$79,776	6/30/2018	2015
	68,711	68,711	6/30/2019	2016
	48,895	48,895	6/30/2020	2017
Total	200,642	197,382

Cornerstone Small Cap ETF	43,281	43,281	6/30/2020	2017
Total	43,281	43,281

Dorsey Wright ADR ETF	40,767	40,767	6/30/2017	2014
	55,807	55,807	6/30/2018	2015
	58,928	58,928	6/30/2019	2016
	35,336	35,336	6/30/2020	2017
Total	190,838	190,838

Focused Equity ETF	31,066	31,066	6/30/2020	2017
Total	31,066	31,066

Gartman Gold/Euro ETF	49,169	49,169	6/30/2017	2014
	118,897	118,897	6/30/2018	2015
	111,217	111,217	6/30/2019	2016
	56,246	56,246	6/30/2020	2017
Total	335,529	335,529

Gartman Gold/Yen ETF	48,900	48,900	6/30/2017	2014
	122,306	122,306	6/30/2018	2015
	107,681	107,681	6/30/2019	2016
	57,127	57,127	6/30/2020	2017
Total	336,014	336,014

KIM Korea Equity ETF	22,015	22,015	6/30/2020	2017
Total	22,015	22,015

Madrona Domestic ETF	35,931	35,931	6/30/2017	2014
	35,654	35,654	6/30/2018	2015
	21,361	21,361	6/30/2019	2016
	18,365	18,365	6/30/2020	2017
Total	111,311	111,311

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

4. Investment Advisory Agreement and Other Agreements – (continued)

Fund:	Expenses Reimbursed:	Recoupment Balance:	Recoupment Expiration:	Year Incurred
Madrona Global Bond ETF	$27,899	$27,899	6/30/2017	2014
	12,090	11,721	6/30/2018	2015
	23,218	23,218	6/30/2019	2016
	23,830	23,830	6/30/2020	2017
Total	87,037	86,668

Madrona International ETF	54,221	54,221	6/30/2017	2014
	79,853	79,853	6/30/2018	2015
	63,601	63,601	6/30/2019	2016
	38,700	38,700	6/30/2020	2017
Total	236,375	236,375

Market Adaptive Unconstrained Income ETF	97,168	92,537	6/30/2018	2015
	79,494	79,494	6/30/2019	2016
	54,849	54,849	6/30/2020	2017
Total	231,511	226,880

Meidell Tactical Advantage ETF	106,095	106,095	6/30/2017	2014
	103,519	103,519	6/30/2018	2015
	96,939	96,939	6/30/2019	2016
	56,324	56,324	6/30/2020	2017
Total	362,877	362,877

Morgan Creek Global Tactical ETF	4,358	—	6/30/2017	2014
	175,707	173,246	6/30/2018	2015
	91,350	91,350	6/30/2019	2016
	49,711	49,711	6/30/2020	2017
Total	321,126	314,307

Newfleet Multi-Sector Income ETF	88,416	88,416	6/30/2017	2014
	139,832	139,832	6/30/2018	2015
	132,621	132,621	6/30/2019	2016
	82,685	82,685	6/30/2020	2017
Total	443,554	443,554

Pacific Asset Enhanced Floating Rate ETF	30,047	30,047	6/30/2018	2015
	108,286	108,286	6/30/2019	2016
	41,414	41,414	6/30/2020	2017
Total	179,747	179,747

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

4. Investment Advisory Agreement and Other Agreements – (continued)

Fund:	Expenses Reimbursed:	Recoupment Balance:	Recoupment Expiration:	Year Incurred
QAM Equity Hedge ETF	$65,019	$65,019	6/30/2017	2014
	88,514	88,514	6/30/2018	2015
	88,518	88,518	6/30/2019	2016
	50,914	50,914	6/30/2020	2017
Total	292,965	292,965

Sage Core Reserves ETF	58,758	58,758	6/30/2017	2014
	141,235	141,235	6/30/2018	2015
	90,545	90,545	6/30/2019	2016
	73,029	73,029	6/30/2020	2017
Total	363,567	363,567

STAR Global Buy-Write ETF	3,240	3,240	6/30/2017	2014
	13,786	13,786	6/30/2018	2015
	25,820	25,820	6/30/2019	2016
	27,091	27,091	6/30/2020	2017
Total	69,937	69,937

Wilshire Buyback ETF	159,385	159,385	6/30/2017	2014
	211,220	211,220	6/30/2018	2015
	454,474	454,474	6/30/2019	2016
	146,387	146,387	6/30/2020	2017
Total	971,466	971,466

As part of its agreement with the Trust, the Advisor has contractually agreed to pay all operating expenses of the Global Echo ETF. There are no expenses reimbursed or recouped for that Fund.

Administrator, Custodian, Fund Accountant and Transfer Agent

The Bank of New York Mellon (‘‘BNYM’’) (in each capacity, the ‘‘Administrator’’, ‘‘Custodian’’, ‘‘Fund Accountant’’ or ‘‘Transfer Agent’’), serves as the Fund’s Administrator, Custodian, Fund Accountant and Transfer Agent pursuant to a certain Fund Administration and Accounting Agreement, a Custody Agreement or a Transfer Agency and Service Agreement, as the case may be.

Distribution and Service (12b-1) Plan

Foreside Fund Services, LLC (the ‘‘Distributor’’) serves as the Fund’s distributor of Creation Units for the Fund pursuant to the distribution agreement. The Distributor does not maintain any secondary market shares. The Funds have adopted a Distribution and Service Plan (‘‘Plan’’) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. No fees are currently paid by each Fund under the Plan, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in each Fund.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

5. Creation and Redemption Transactions

The Funds issue and redeem shares on a continuous basis at NAV in groups of 25,000 shares, at minimum, called ‘‘Creation Units.’’ Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Only ‘‘Authorized Participants’’ may purchase or redeem shares directly from each Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. Summary of Fair Value Disclosure

The Financial Accounting Standard Board’s (‘‘FASB’’) Accounting Standards Codification (‘‘ASC’’) 820-10, Fair Value Measurements and Disclosures, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•     Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•     Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•     Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be ‘‘significant

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

6. Summary of Fair Value Disclosure – (continued)

events’’ are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Funds’ assets and liabilities carried at fair value:

Assets	Athena High Dividend ETF	Cornerstone Small Cap ETF	Dorsey Wright ADR ETF	Focused Equity ETF	Gartman Gold/Euro ETF	Gartman Gold/Yen ETF	Global Echo ETF	KIM Korea Equity ETF
Level 1
Exchange Traded Funds	$—	$—	$—	$—	$4,967,500	$4,967,500	$—	$—
Common Stocks	8,029,178	2,533,900	17,872,327	7,734,149	—	—	3,009,896	7,091,991.00
Money Market Funds	2,102	20,002	225,376	538,835	4,828,070	4,385,124	246,502	—
Futures†	—	—	—	—	34,425	235,658		—
Level 2
Municipal Bonds	—	—	—	—	—	—	125,313	—
Asset Backed Securities	—	—	—	—	—	—	524,882	—
U.S. Government Agency Securities	—	—	—	—	—	—	630,795	—
Repurchase Agreements for Securities Loaned	1,116,216	193,498	2,441,310	—	—	—	85,255	—
Liabilities
Level 1
Futures†	—	—	—	—	(661,243)	(630,362)	—	—
Total	$9,147,496	$2,747,400	$20,539,013	$8,272,984	$9,168,752	$8,957,920	$4,622,643	$7,091,991

Assets	Madrona Domestic ETF	Madrona Global Bond ETF	Madrona International ETF	Market Adaptive Unconstrained Income ETF	Meidell Tactical Advantage ETF	Morgan Creek Global Tactical ETF	Newfleet Multi- Sector Income ETF
Level 1
Exchange Traded Funds	$—	$18,647,310	$—	$1,148,517	$7,976,288	$3,061,226	$—
Closed End Fund	—	—	—	—	—	196,285	—
Common Stocks	24,987,980	—	14,421,141	—	—	—	—
Money Market Funds	640,094	151,571	272,263	116,539	469,434	4,234,392	17,865,582
Level 2
Mortgage Backed Securities	—	—	—	—	—	—	83,648,029
Asset Backed Securities	—	—	—	—	—	—	67,093,525
Corporate Bonds	—	—	—	—	—	—	48,818,202
Term Loans	—	—	—	—	—	—	24,273,865
Foreign Bonds	—	—	—	—	—	—	13,260,894
U.S. Government Agency Securities	—	—	—	—	—	—	3,791,222
U.S. Treasury Note	—	—	—	—	—	—	984,023
Repurchase Agreements for Securities Loaned	249,264	2,248,769	3,026,925	—	1,917,256	545,537	2,100,337
Level 3
Common Stocks	0	—	—	—	—	—	—
Total	$25,877,338	$21,047,650	$17,720,329	$1,265,056	$10,362,978	$8,037,440	$261,835,679

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

6. Summary of Fair Value Disclosure – (continued)

Assets	Pacific Asset Enhanced Floating Rate ETF	Peritus High Yield ETF	QAM Equity Hedge ETF	Ranger Equity Bear ETF	Sage Core Reserves ETF	STAR Global Buy-Write ETF	Wilshire Buyback ETF
Level 1
Exchange Traded Funds	$—	$—	$4,484,931	$67,061,250	$—	$16,243,487	$—
Common Stocks	—	—	—	—	—	—	143,003,004
Purchased Options	—	—	—	—	—	97,867	—
Money Market Funds	1,922,642	7,490,038	1,051,941	16,135,281	3,953,976	977,526	1,668,456
Level 2
Corporate Bonds	2,239,047	133,844,704	—	—	41,759,461	—	—
Foreign Bonds	—	23,268,273	—	—	6,594,651	—	—
Municipal Bonds	—	—	—	—	438,460	—	—
U.S. Treasury Notes	—	—	—	—	3,483,737	—	—
U.S. Treasury Bill	—	—	—	—	99,882	—	—
Asset Backed Securities	—	—	—	—	19,618,533	—	—
Mortgage Backed Securities	—	—	—	—	11,747,407	—	—
Term Loans	23,052,675	36,501,787	—	—	—	—	2,551,576
Repurchase Agreements for Securities Loaned	127,264	18,165,461	—	—	30,907	—	—
Liabilities
Level 1
Exchange Traded Funds	—	—	(254,563)	—	—	—	—
Common Stocks	—	—	—	(163,541,562)	—	—	—
Written Options	—	—	—	—	—	(13,952)	—
Level 2
Swaps Contracts†	143,918	—	—	—	—	—	—
Total	$27,485,546	$219,270,263	$5,282,309	$(80,345,031)	$87,727,014	$17,304,928	$147,223,036

____________

†       Derivative instruments, including swap contracts and futures, are valued at the net unrealized gain (loss) on the instrument.

There were no recognized transfers between Level 1 and Level 2.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

A reconciliation of assets or liabilities in which Level 3 inputs are used in determining fair value is presented when there are significant (individually, greater than 1% of the net assets of a fund, or collectively, greater than 5% of the net assets of a fund) Level 3 assets or liabilities at the end of the period.

7. Derivative Instruments

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective.

At December 31, 2016, the fair values of derivative instruments were as follows:

Statements of Assets and Liabilities:

Fund:	Asset Derivatives:	Equity Risk	Foreign Exchange Risk	Commodity Risk	Interest Rate Risk
Gartman Gold/Euro ETF	Unrealized Appreciation on Futures Contracts	$—	$34,425	$—	$—
Gartman Gold/Yen ETF	Unrealized Appreciation on Futures Contracts	—	235,658	—	—
Pacific Asset Enhanced Floating Rate ETF	Unrealized Appreciation on Swaps Contracts	—	—	—	143,918
STAR Global Buy-Write ETF	Options Purchased, at Value	97,867	—	—	—

Fund:	Liability Derivatives:	Equity Risk	Foreign Exchange Risk	Commodity Risk	Interest Rate Risk
Gartman Gold/Euro ETF	Unrealized Depreciation on Futures Contracts	$—	$—	$(661,243)	$—
Gartman Gold/Yen ETF	Unrealized Depreciation on Futures Contracts	—	—	(630,362)	—
STAR Global Buy-Write ETF	Options Written, at Value	(13,952)	—	—	—

Transactions in derivative instruments during the period ended December 31, 2016, were as follows:

Statements of Operations:

Fund:	Realized Gain (Loss):	Equity Risk	Foreign Exchange Risk	Commodity Risk	Interest Rate Risk
Gartman Gold/Euro ETF	Futures	$—	$1,946,492	$(2,051,098)	$—
Gartman Gold/Yen ETF	Futures	—	1,944,425	(994,719)	—
Pacific Asset Enhanced Floating Rate ETF	Swaps	—	—	—	(11,457)
STAR Global Buy-Write ETF	Options Written	(26,296)	—	—	—

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

7. Derivative Instruments – (continued)

Fund:	Change in Unrealized Gain (Loss):	Equity Risk	Foreign Exchange Risk	Commodity Risk	Interest Rate Risk
Gartman Gold/Euro ETF	Futures	$—	$(483,100)	$(1,989,403)	$—
Gartman Gold/Yen ETF	Futures	—	949,474	(2,519,474)	—
Pacific Asset Enhanced Floating Rate ETF	Swaps	—	—	—	161,054
STAR Global Buy-Write ETF	Investments – Options Purchased	26,519	—	—	—
STAR Global Buy-Write ETF	Options Written	1,334	—	—	—

For the period ended December 31, 2016, the volume of the derivatives opened by the Funds was as follows:

	Gartman Global/Euro ETF	Gartman Global/Yen ETF	STAR Global Buy-Write ETF
Purchased Options Contracts	—	—	643
Written Options Contracts	—	—	3,378
Short Futures Contracts	—	—	—
Long Futures Contracts	498	517	—

8. Federal Income Tax

The Funds intend to qualify as a ‘‘regulated investment company’’ under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2014 − 2016), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

8. Federal Income Tax – (continued)

As of December 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2016, the approximate cost of investments, including short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Other Derivatives Net Unrealized Appreciation/ (Depreciation)
Athena High Dividend ETF	$8,669,370	$752,451	$(274,325)	$478,126	$—
Cornerstone Small Cap ETF	2,353,340	425,931	(31,871)	394,060	—
Dorsey Wright ADR ETF	19,849,190	1,389,771	(699,948)	689,823	—
Focused Equity ETF	8,192,576	159,647	(79,239)	80,408	—
Gartman Gold/Euro ETF	9,802,070	—	(6,500)	(6,500)	(626,818)
Gartman Gold/Yen ETF	9,359,124	—	(6,500)	(6,500)	(394,704)
Global Echo ETF	4,538,986	255,805	(172,148)	83,657	—
KIM Korea Equity ETF	7,314,703	74,028	(296,740)	(222,712)	—
Madrona Domestic ETF	24,402,199	2,225,914	(750,775)	1,475,139	—
Madrona Global Bond ETF	21,308,411	214,703	(475,464)	(260,761)	—
Madrona International ETF	17,413,483	902,016	(595,170)	306,846	—
Market Adaptive Unconstrained Income ETF	1,258,236	7,317	(497)	6,820	—
Meidell Tactical Advantage ETF	9,887,618	476,281	(921)	475,360	—
Morgan Creek Global Tactical ETF	7,858,306	428,099	(248,965)	179,134	—
Newfleet Multi-Sector Income ETF	263,329,783	1,581,856	(3,075,960)	(1,494,104)	—
Pacific Asset Enhanced Floating Rate ETF	27,153,320	356,822	(168,514)	188,308	143,918
Peritus High Yield ETF	219,144,758	4,973,628	(4,848,123)	125,505	—
QAM Equity Hedge ETF	5,038,903	273,405	(29,999)	243,406	—
Ranger Equity Bear ETF	(68,996,142)	3,269,325	(14,618,214)	(11,348,889)	—
Sage Core Reserves ETF	87,726,797	69,613	(69,396)	217	—
STAR Global Buy-Write ETF	16,052,685	1,296,074	(29,879)	1,266,195	22,675
Wilshire Buyback ETF	128,203,471	22,297,857	(3,278,292)	19,019,565	—

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

8. Federal Income Tax – (continued)

Under current tax regulations, capital losses on securities transactions realized after October 31 (‘‘Post-October Losses’’) may be deferred and treated as occurring on the first business day of the following fiscal Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. Post-October losses and ordinary income losses deferred to July 1, 2016 are as follows:

Fund	Late Year Ordinary Deferral	Short-Term Post-October Loss	Long-Term Post- October Loss
Athena High Dividend ETF	$—	$508,722	$584,139
Dorsey Wright ADR ETF	—	297,911	86,646
Gartman Gold/Euro ETF	—	—	24,489
Gartman Gold/Yen ETF	—	256,513	1,203,697
Global Echo ETF	—	157,095	27,813
Madrona Domestic ETF	—	522,233	1,045,825
Madrona Global Bond ETF	—	8,963	169,180
Madrona International ETF	—	1,836,140	816,050
Market Adaptive Unconstrained Income ETF	45,657	—	—
Meidell Tactical Advantage ETF	45,505	1,496,961	—
Morgan Creek Global Tactical ETF	47,654	371,999	—
Newfleet Multi-Sector Income ETF	—	—	1,202,986
Pacific Asset Enhanced Floating Rate ETF	—	16,354	—
Peritus High Yield ETF	—	16,349,431	24,804,841
QAM Equity Hedge ETF	22,177	150,784	—
Ranger Equity Bear ETF	2,234,404	14,108,166	—
Sage Core Reserves ETF	—	14,634	94,098
STAR Global Buy-Write ETF	—	109,572	140,710
Wilshire Buyback ETF	—	6,045,271	43,391

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

8. Federal Income Tax – (continued)

The following Funds have capital loss carryforwards available to offset future realized gains of:

Fund	Short-Term Post-Effective No Expiration	Long-Term Post- Effective No Expiration	Total
Athena High Dividend ETF	$3,124,233	$177,949	$3,302,182
Dorsey Wright ADR ETF	87,432	210,388	297,820
Gartman Gold/Yen ETF	101,375	152,062	253,437
Global Echo ETF	64,440	—	64,440
Madrona Domestic ETF	1,384,922	457,709	1,842,631
Madrona Global Bond ETF	343,709	299,962	643,671
Madrona International ETF	3,763,754	55,931	3,819,685
Market Adaptive Unconstrained Income ETF	90,638	30,354	120,992
Meidell Tactical Advantage ETF	1,610,726	—	1,610,726
Morgan Creek Global Tactical ETF	19,722,117	—	19,722,117
Newfleet Multi-Sector Income ETF	1,230,440	718,750	1,949,190
Pacific Asset Enhanced Floating Rate ETF	258,515	—	258,515
Peritus High Yield ETF	81,537,432	43,891,679	125,429,111
QAM Equity Hedge ETF	36,000	—	36,000
Ranger Equity Bear ETF	164,220,841	—	164,220,841
Sage Core Reserves ETF	76,638	68,966	145,604
STAR Global Buy-Write ETF	—	319,870	319,870
Wilshire Buyback ETF	11,231,384	—	11,231,384

On December 22, 2010, the Regulated Investment Company (‘‘RIC’’) Modernization Act of 2010 (the ‘‘Act’’), The Act permits to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

as under previous law. The carry forward capital losses noted above are all post-enactment capital loss carry forwards.

The following Funds utilized capital loss carryforwards to offset taxable capital gains realized during the period ended December 31, 2016:

Fund	Amount
Dorsey Wright ADR ETF	$93,985

9. Other Affiliated Parties and Transactions

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2016 are as follows:

Affiliated Fund Name	Value at 6/30/2016	Purchases/ Additions	Sales/ Reductions	Value at 12/31/2016	Dividend Income	Realized Gain (Loss)
Gartman Gold/Euro ETF
Sage Core Reserves ETF	$—	$4,974,000	$—	$4,967,500	$9,754	$—
Gartman Gold/Yen ETF
Sage Core Reserves ETF	—	4,974,000	—	4,967,500	9,753	—
Madrona Global Bond ETF
Peritus High Yield ETF	1,631,570	642,469	(285,699)	2,081,532	79,798	18,248
Meidell Tactical Advantage ETF
Cornerstone Small Cap ETF	—	878,499	881,162	—	—	2,663
QAM Equity Hedge ETF
Sage Core Reserves ETF	278,950	—	—	278,180	1,481	—
Ranger Equity Bear ETF
Sage Core Reserves ETF	102,115,625	—	(34,788,341)	67,061,250	417,841	(180,309)

10. Investment Transactions

Purchases and sales of investments for the period ended December 31, 2016 are as follows:

	Purchases			Sales
Fund	Long Term	U.S. Government	In-Kind	Long Term	U.S. Government	In-Kind
Athena High Dividend ETF	$8,203,101	$—	$402,800	$8,185,968	$—	$417,970
Cornerstone Small Cap ETF	1,360,268	—	2,702,422	1,376,996	—	738,257
Dorsey Wright ADR ETF	10,638,689	—	12,533,053	10,347,660	—	9,300,699
Focused Equity ETF	3,913,993	—	6,569,538	2,808,744	—	—
Gartman Gold/Euro ETF	4,974,000	—	—	—	—	—
Gartman Gold/Yen ETF	4,974,000	—	—	—	—	—
Global Echo ETF	1,634,473	13,036	1,709,684	2,083,764	13,090	2,699,228
KIM Korea Equity ETF	7,675,534	—	—	323,712	—	—
Madrona Domestic ETF	9,415,623	—	4,520,314	6,860,241	—	11,501,803
Madrona Global Bond ETF	1,634,577	—	640,838	1,652,018	—	1,896,599
Madrona International ETF	18,982,265	—	—	18,662,866	—	1,154,574
Market Adaptive Unconstrained Income ETF	13,058,595	—	—	13,032,911	—	—
Meidell Tactical Advantage ETF	70,703,654	—	—	76,968,948	—	5,408,943
Morgan Creek Global Tactical ETF	314,856	—	—	893,028	—	—
Newfleet Multi-Sector Income ETF	60,835,898	—	245,961	67,651,164	—	245,961
Pacific Asset Enhanced Floating Rate ETF	8,970,625	—	—	7,497,344	—	—
Peritus High Yield ETF	122,835,885	—	—	126,556,239	—	12,373,479
QAM Equity Hedge ETF	2,529,017	—	—	2,887,214	—	—
Ranger Equity Bear ETF	306,931,485	—	—	266,736,684	—	—
Sage Core Reserves ETF	13,671,610	—	—	25,862,175	—	—
STAR Global Buy-Write ETF	2,481,256	—	—	2,728,702	—	649,202
Wilshire Buyback ETF	120,376,092	—	23,125,301	123,220,949	—	52,955,370

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

10. Investment Transactions – (continued)

Options written transactions during the period ended December 31, 2016, were as follows:

STAR Global Buy-Write ETF	Contracts	Premiums Paid/ Received
Options outstanding at June 30, 2016	512	$37,313
Options written	2,723	211,471
Options terminated in closing purchase transactions	(1,468)	(127,908)
Options expired	(1,314)	(84,249)
Options exercised	—	—
Options outstanding at December 31, 2016	453	36,627

11. Risks Involved with Investing in the Funds

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect the Funds’ NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in each Fund could result in a loss or the performance of each Fund could be inferior to that of other investments.

Credit Risk

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. The Fund’s, and its affiliates, manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its Statements of Assets and Liabilities. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

Fund of Funds Risk

Some of the Funds’ investment performance, because they are fund of funds, depends on the investment performance of the Underlying ETFs in which they invest. An investment in these Funds is subject to the risk associated with the Underlying ETFs that comprise their Underlying Index. The

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

11. Risks Involved with Investing in the Funds – (continued)

Funds will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which they invest.

Liquidity Risk

In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to ‘‘circuit breaker’’ rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

New Fund Risk

Some of the Funds are new funds. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Funds may experience greater tracking error to their Underlying Index than it otherwise would be at higher asset levels or it could ultimately liquidate.

12. Regulatory Matters

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations. Management is currently evaluating the impacts to the financial statement disclosures, if any.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2016 (unaudited)

13. Subsequent Events

The Funds have adopted authoritative standards of accounting for disclosure of events that occur after the Statements of Assets and Liabilities date but before financial statements are issued or are available to be issued. These standards require the Fund to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of Statement.

Since December 31, 2016 the following events occurred:

The following Funds paid dividends after December 31, 2016:

Fund	Ticker	Ordinary Income Per Share Distributed	Payable Date
Athena High Dividend ETF	DIVI	$0.05083	1/31/2017
Madrona Global Bond ETF	FWDB	$0.00458	1/31/2017
Newfleet Multi-Sector Income ETF	MINC	$0.08905	1/31/2017
Pacific Asset Enhanced Floating Rate ETF	FLRT	$0.10344	1/31/2017
Peritus High Yield ETF	HYLD	$0.18428	1/31/2017
Sage Core Reserves ETF	HOLD	$0.07101	1/31/2017

Effective January 23, 2017, AdvisorShares Global Echo ETF changed its fee structure from a unified fee structure of 1.10% to an annual investment advisory fee of 0.80%. As part of the change, the Advisor will contractually agree, through a combination of fee waivers and expense reimbursements, to generally limit the Fund’s total annual operating expenses to 0.99%, excluding certain specified expenses.

Board Review of Investment Advisory and Sub-Advisory Agreements

Renewal of the Sub-Advisory Agreements for AdvisorShares Global Echo ETF, AdvisorShares Athena High Dividend ETF, AdvisorShares Madrona Domestic ETF, AdvisorShares Madrona Global Bond ETF, AdvisorShares Madrona International ETF, AdvisorShares Morgan Creek Global Tactical ETF, AdvisorShares QAM Equity Hedge ETF, AdvisorShares Ranger Equity Bear ETF, and AdvisorShares STAR Global Buy-Write ETF

At meetings of the Board of Trustees (the “Board”) of AdvisorShares Trust (the “Trust”) held on August 23, 2016 and November 30, 2016, the Board, including those trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), unanimously approved the renewal of separate sub-advisory agreements (collectively, the “Sub-Advisory Agreements”), on behalf of certain series of the Trust (each a “Fund” and collectively the “Funds”), between AdvisorShares Investments, LLC (the “Advisor”) and (1) AthenaInvest Advisors LLC, on behalf of the AdvisorShares Athena High Dividend ETF, (2) Commerce Asset Management, LLC, on behalf of the AdvisorShares QAM Equity Hedge ETF, (3) Community Capital Management, Inc. and Reynders, McVeigh Capital Management LLC, on behalf of the AdvisorShares Global Echo ETF, (4) Madrona Funds, LLC, on behalf of the AdvisorShares Madrona Domestic ETF, AdvisorShares Madrona Global Bond ETF, and AdvisorShares Madrona International ETF, (5) Partnervest Advisory Services, on behalf of the AdvisorShares STAR Global Buy-Write ETF, and (6) Ranger Alternative Management, L.P., on behalf of the AdvisorShares Ranger Equity Bear ETF (collectively, the “Sub-Advisors”), pursuant to which the Sub-Advisors perform portfolio management and related services for the Funds.

Pursuant to Section 15 of the 1940 Act, to continue after their initial two-year term, the Sub-Advisory Agreements must be approved annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds meetings to decide whether to renew the Sub-Advisory Agreements for an additional one-year term. In preparation for the meetings, the Board requests and reviews a wide variety of information from the Advisor and Sub-Advisors. The Board uses this information, as well as other information that the Advisor, Sub-Advisors and other service providers may submit to the Board, to help decide whether to renew the Sub-Advisory Agreements for an additional year.

As discussed in further detail below, prior to the meetings, the Board, including the Independent Trustees, reviewed written materials from the Advisor and each Sub-Advisor regarding, among other things: (i) the nature, extent and quality of the services provided by the Sub-Advisor; (ii) the personnel and operations of the Sub-Advisor; (iii) the investment performance of each Fund; (iv) the costs of the services provided and profits and other benefits realized by the Sub-Advisor and its affiliates from the relationship with each Fund; (v) the extent to which economies of scale would be realized as each Fund grows; and (vi) whether fee levels reflect the sharing of these economies of scale for the benefit of each Fund’s shareholders. At the meetings, the Board was presented with additional information to help it evaluate each Sub-Advisor’s fee and other aspects of the Sub-Advisory Agreements.

The Board received an overview of each Sub-Advisor’s operations and management of the Funds, including comparative fee data and profitability analysis for each Fund, and was also provided with information with respect to compliance oversight. The Board reviewed the management of each Fund, including the Fund’s strategy, the focus in the markets, the Fund’s positioning in the market, and its attractive and unique offering. The Board reviewed each Sub-Advisor’s overall business generally, including any noteworthy personnel changes.

The Board deliberated on the renewal of the Sub-Advisory Agreements in light of the written materials that it received before the meetings, information it received at the meetings, and information it had received at prior board meetings. In its deliberations, the Board considered the factors and reached

Board Review of Investment Advisory and Sub-Advisory Agreements (Continued)

the conclusions described below relating to the selection of each Sub-Advisor and the renewal of its Sub-Advisory Agreement. The Board did not identify any single piece of information discussed below that was paramount, controlling or determinative of its decision.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by each Sub-Advisor, the Board reviewed the portfolio management services provided to each Fund. The most recent Form ADV for each Sub-Advisor also was provided to the Board, as were responses to a detailed series of questions that, among other things, requested information about their business, services, and compensation. The Board considered each Sub-Advisor’s overall quality of personnel, operations, and financial condition, its investment advisory capabilities, and information concerning each Sub-Advisor’s compliance function, operational capabilities, and portfolio management team. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Sub-Advisors.

Performance

The Board was provided with information regarding each Fund’s performance for various periods, as well as comparative performance information. Each Sub-Advisor provided information regarding factors impacting the performance of the Funds, outlining current market conditions, and explaining its expectations and strategies for the future. Based on this information, the Board concluded that it was satisfied with the investment results that each Sub-Advisor had been able to achieve for its respective Fund(s).

Cost of Advisory Services and Profitability

In considering whether the sub-advisory fees payable with respect to each Fund were reasonable, the Board reviewed the sub-advisory fees paid by the Advisor to each Sub-Advisor, the fees waived and/or expenses reimbursed by each Sub-Advisor over the period, the costs and other expenses incurred by each Sub-Advisor in providing advisory services, and the profitability analysis with respect to each Fund. The Board also reviewed information comparing the advisory fees paid by each Fund to those paid by comparable funds. Based on its review, in the context of its full deliberations, the Board concluded for each Fund that the sub-advisory fees appeared reasonable in light of the services rendered.

Economies of Scale

The Board considered for each Fund whether economies of scale were realized during the current contract period, noting any fee waivers and/or expense reimbursements by the Sub-Advisors and whether the Advisor’s and/or Sub-Advisors’ fees included breakpoints. The Board determined to reassess at an appropriate time in the future whether the aggregate advisory fee appropriately took into account any economies of scale that had been realized as a result of any significant asset growth of the Funds.

Ancillary Benefits

The Board noted the potential benefits to be received by each Sub-Advisor as a result of its relationship with a Fund (other than the sub-advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with a Fund’s performance.

Board Review of Investment Advisory and Sub-Advisory Agreements (Continued)

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of each Sub-Advisory Agreement are fair and reasonable; (ii) concluded that each Sub-Advisor’s fee is reasonable in light of the services that it provides to its respective Fund(s); and (iii) agreed to renew each Sub-Advisory Agreement for another year.

Approval of New and Interim Sub-Advisory Agreements for AdvisorShares Dorsey Wright ADR ETF

At its August 23, 2016 meeting, the Board considered the approval of a new sub-advisory agreement between the Advisor and Dorsey, Wright & Associates, LLC (“Dorsey Wright”) (the “Sub-Advisory Agreement”), on behalf of the AdvisorShares Dorsey Wright ADR ETF (formerly the AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF) (the “Fund”). The Board also considered the approval of an interim sub-advisory agreement between the Advisor and Dorsey Wright that became effective at the termination of the sub-advisory agreement between the Advisor and the Fund’s previous sub-advisor and continued in effect until the Sub-Advisory Agreement was approved by shareholders of the Fund. With respect to the Board’s consideration and approval, references below to the Sub-Advisory Agreement also refer to the interim sub-advisory agreement where applicable.

In considering whether to approve the Sub-Advisory Agreement, the Board reviewed and discussed information and analysis provided by Dorsey Wright and the Advisor. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval. The Board did not identify any single piece of information as paramount or controlling and individual trustees may have attributed different weights to various factors.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services to be provided by Dorsey Wright to the Fund, the Board reviewed, among other things, Dorsey Wright’s personnel, experience, and compliance program. The Board considered the background and experience of Dorsey Wright’s senior management and the qualification and background of the portfolio manager proposed to be responsible for the day-to-day portfolio management of the Fund. The Board also reviewed information pertaining to Dorsey Wright’s organizational structure, investment operations, and other relevant information, including information relating to the financial condition of Dorsey Wright to determine whether adequate resources were available to provide a high level of service to the Fund. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services to be provided to the Fund by Dorsey Wright.

Performance

In connection with the assessment of Dorsey Wright’s ability to perform its duties under the Sub-Advisory Agreement, the Board considered the sufficiency of its resources and concluded that Dorsey Wright had the financial resources necessary to perform its obligations under the Sub-Advisory Agreement. The Board also reviewed information about Dorsey Wright’s investment philosophy, the proposed portfolio construction of the Fund, and the specific investment techniques to be employed, as well as information regarding the investment performance of Dorsey Wright’s comparable accounts.

Cost of Services and Profitability

The Board considered the cost of the services to be provided by Dorsey Wright, reviewed the fee to be paid pursuant to the Sub-Advisory Agreement, and considered the estimated profitability projected by Dorsey Wright. The Board noted that the Advisor would be responsible for paying Dorsey Wright

Board Review of Investment Advisory and Sub-Advisory Agreements (Continued)

out of the advisory fee it receives from the Fund. The Board also noted that the aggregate advisory fee to be paid to the Adviser and sub-advisory fee to be paid to Dorsey Wright would be identical to the current fees for the Fund in connection with the interim sub-advisory agreement, as well as to the fees in connection with the sub-advisory agreement with the Fund’s previous sub-advisor. The Board evaluated the proposed fee arrangement in light of the factors that judicial decisions have specified as pertinent generally. The Board also considered the Advisor’s contractual arrangement to waive its advisory fee and/or reimburse expenses in an effort to control the expense ratio of the Fund. Based on its review, within the context of its full deliberations, the Board determined that the fee proposed to be paid to Dorsey Wright is fair and reasonable.

Economies of Scale

The Board considered the potential for economies of scale and determined that it would reconsider this factor at an appropriate time in the future. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the fee appropriately took into account any economies of scale that had been realized as a result of that growth.

Ancillary Benefits

The Board noted the potential benefits to be received by Dorsey Wright as a result of its relationship with the Fund (other than the sub-advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of the Sub-Advisory Agreement are fair and reasonable; (ii) concluded that the fee to be paid to Dorsey Wright is fair and reasonable in light of the services that it will provide to the Fund; and (iii) agreed to approve the Sub-Advisory Agreement for an initial term of two years.

Approval of the Advisory and Sub-Advisory Agreements for AdvisorShares Cornerstone Small Cap ETF and AdvisorShares KIM Korea Equity ETF

At a meeting held on February 17, 2016, the Board considered the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust and the Advisor on behalf of the AdvisorShares Cornerstone Small Cap ETF and AdvisorShares KIM Korea Equity ETF (the “Funds”). The Board noted that the Advisor provides investment advisory services to the other series of the Trust. The Board also considered the approval of separate sub-advisory agreements (the “Sub-Advisory Agreements,” and collectively with the Advisory Agreement, the “New Agreements”) between the Advisor and (1) Cornerstone Investment Partners, LLC, on behalf of the AdvisorShares Cornerstone Small Cap ETF, and (2) Korea Investment Management Co. Ltd., on behalf of the AdvisorShares KIM Korea Equity ETF (together the “Sub-Advisors”), pursuant to which the Sub-Advisors perform portfolio management and related services for the Funds.

In connection with its consideration of the New Agreements, the Board, including the Independent Trustees, was presented with, and requested, received and evaluated, materials about the New Agreements and the services proposed to be provided thereunder, including information about the investment advisory fee rates and related matters from the Advisor and Sub-Advisors. In that regard, the Board reviewed presentations from each Sub-Advisor, which included information with respect to staffing, management, organizational structure and investment philosophy and processes at each firm. The Board also reviewed information comparing the proposed investment advisory fee rates with a

Board Review of Investment Advisory and Sub-Advisory Agreements (Continued)

group of comparable funds. The Board also received various other materials that it considered relevant to its consideration and approval of the proposed New Agreements.

In considering each of the proposed New Agreements, the Board considered factors bearing on the nature, extent and quality of the services proposed to be provided to the Funds and the costs of those services, with a view toward making a business judgment as to whether each of the proposed New Agreements is, under the circumstances, in the best interests of the Funds. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and individual trustees may have attributed different weights to various factors. Certain factors considered by the Board are addressed in more detail below.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services to be provided by the Advisor and Sub-Advisors to the Funds, the Board reviewed, among other things, the Sub-Advisors’ personnel, experience, and compliance program. The Board considered the background and experience of the Sub-Advisors’ senior management and the qualification and background of the portfolio managers proposed to be responsible for the day-to-day portfolio management of the Funds. The Board also reviewed information pertaining to the Sub-Advisors’ organizational structure, investment operations, and other relevant information, including information relating to the financial condition of each Sub-Advisor to determine whether adequate resources were available to provide a high level of service to the Funds.

The Board noted the extensive responsibilities that the Advisor has as investment adviser to the Funds, including the selection of the Funds’ sub-advisors and oversight of the sub-advisors’ compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Advisor and the Sub-Advisors.

Performance

In connection with the assessment of the ability of each Sub-Advisor to perform its duties under its Sub-Advisory Agreement, the Board considered the sufficiency of each Sub-Advisor’s resources and concluded that each Sub-Advisor had the financial resources necessary to perform its obligations under its Sub-Advisory Agreement. The Board also reviewed information about each Sub-Advisor’s investment philosophy, the proposed portfolio construction of each Fund, and the specific investment techniques to be employed, as well as information regarding the investment performance of each Sub-Advisor’s comparable accounts.

Cost of Services and Profitability

The Board considered the cost of the services to be provided by the Advisor and Sub-Advisors, reviewed the fees to be paid pursuant to the New Agreements, and considered the estimated profitability projected by the Advisor and each Sub-Advisor. The Board noted that the Advisor would be responsible for paying each Sub-Advisor out of the advisory fee it receives from the applicable Fund. The Board also reviewed information regarding advisory fees of comparable funds, and evaluated the proposed fee arrangements in light of this information and the factors that judicial decisions have specified as pertinent generally. The Board also considered the Advisor’s contractual arrangements to waive its advisory fee and/or reimburse expenses in an effort to control the expense ratios of the Funds. Based on its review, within the context of its full deliberations, the Board determined that the fees proposed to be paid to the Advisor and Sub-Advisors are fair and reasonable.

Board Review of Investment Advisory and Sub-Advisory Agreements (Continued)

Economies of Scale

The Board considered the potential for economies of scale and determined that it would reconsider this factor at an appropriate time in the future. In the event there were to be significant asset growth in a Fund, the Board determined to reassess whether the investment advisory and sub-advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.

Ancillary Benefits

The Board noted the potential benefits to be received by each Sub-Advisor as a result of its relationship with a Fund (other than the sub-advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with a Fund’s performance.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of the New Agreements are fair and reasonable; (ii) concluded that the fee to be paid to the Advisor is fair and reasonable in light of the services that it will provide to the Funds; (iii) concluded that the fee to be paid to each Sub-Advisor is fair and reasonable in light of the services that each Sub-Advisor will provide to its respective Fund; and (iv) agreed to approve the New Agreements for initial terms of two years.

Approval of the Advisory Agreement for AdvisorShares Focused Equity ETF

At a meeting held on May 24, 2016, the Board considered the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust and the Advisor on behalf of the AdvisorShares Focused Equity ETF (the “Fund”). The Board noted that the Advisor provides investment advisory services to the other series of the Trust and that the renewal of the advisory agreement with respect to those series also was being considered by the Board at the same meeting.

In connection with its consideration of the Advisory Agreement, the Board, including the Independent Trustees, was presented with, and requested, received and evaluated, materials about the services proposed to be provided thereunder, including information about the key features of the Fund and related matters. In that regard, the Board reviewed a presentation from the Advisor, which included information with respect to the investment advisory fee rate, the services to be provided, and the proposed portfolio manager. The Board also reviewed the information provided by the Advisory in connection with the renewal of its advisory agreement with respect to the other series of the Trust.

In considering the Advisory Agreement, the Board considered factors bearing on the nature, extent and quality of the services proposed to be provided to the Fund and the cost of those services, with a view toward making a business judgment as to whether the Advisory Agreement is, under the circumstances, in the best interests of the Fund. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and individual trustees may have attributed different weights to various factors. Certain factors considered by the Board are addressed in more detail below.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services to be provided by the Advisor to the Fund, the Board noted that the Advisor would be providing portfolio management services to the Fund and reviewed, among other things, the qualification and background of the portfolio manager proposed to be responsible for the day-to-day portfolio management of the Fund. The Board also reviewed information pertaining to the other services to be provided by the Advisor to the Fund and

Board Review of Investment Advisory and Sub-Advisory Agreements (Continued)

the Advisor’s capacity to provide such services. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Advisor.

Performance

In connection with the assessment of the ability of the Advisor to perform its duties under the Advisory Agreement, the Board considered the sufficiency of its resources and concluded that the Advisor had the financial and operational resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed information about the Advisor’s investment philosophy and the proposed portfolio construction of the Fund.

Cost of Services and Profitability

The Board considered the cost of the services to be provided by the Advisor, reviewed the fee to be paid pursuant to the Advisory Agreement, and considered the estimated profitability projected by the Advisor. The Board noted that the proposed advisory fee includes a fulcrum fee component, which is intended to align the Advisor’s incentives with those of the Fund, and reviewed the structure of the arrangement. The Board also reviewed information regarding advisory fees of comparable funds, and evaluated the proposed fee arrangement in light of this information and the factors that judicial decisions have specified as pertinent generally. The Board also considered the Advisor’s contractual arrangement to waive its advisory fee and/or reimburse expenses in an effort to control the expense ratio of the Fund. Based on its review, within the context of its full deliberations, the Board determined that the fee proposed to be paid to the Advisor is fair and reasonable.

Economies of Scale

The Board considered the potential for economies of scale and determined that it would reconsider this factor at an appropriate time in the future. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the investment advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of the Advisory Agreement are fair and reasonable; (ii) concluded that the fee to be paid to the Advisor is fair and reasonable in light of the services that it will provide to the Fund; and (iii) agreed to approve the Advisory Agreement for an initial term of two years.

SUPPLEMENTAL INFORMATION

Quarterly Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge on the SEC’s website at www.sec.gov. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-877-843-3831. This information is also available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.advisorshares.com.

ADVISORSHARES TRUST

Investment Advisor

AdvisorShares Investments, LLC
4800 Montgomery Lane, Suite 150
Bethesda, MD 20814

Sub-Advisors

Madrona Funds, LLC

2911 Bond Street, Suite 105
Everett, WA 98201

Morgan Creek Capital Management, LLC

301 West Barbee Chapel Road, Suite 200
Chapel Hill, NC 27517

Ranger Alternative Management, L.P.

2828 N. Harwood Street, Suite 1900
Dallas, TX 75201

Peritus I Asset Management, LLC

26 West Anapamu, 3rd Floor
Santa Barbara, CA 93103

American Wealth Management

570 Hammill Lane
Reno, NV 89511

Community Capital Management, Inc.

2500 Weston Road, Suite 101
Weston, FL 33331

Reynders, McVeigh Capital Management, LLC

121 High Street, 5th Floor
Boston, MA 02110

Newfleet Asset Management, LLC

100 Pearl Street
Hartford, CT 06103

Partnervest Advisory Services, LLC

1216 State Street, 3rd Floor
Santa Barbara, CA 93101

Commerce Asset Management, LLC

6075 Poplar Avenue, Suite 700
Memphis, TN 38119

AthenaInvest, Inc.

5340 South Quebec Street, Suite 365-N
Greenwood Village, CO 80111

Sage Advisory Services, Ltd. Co.

5900 Southwest Parkway, Building I
Austin, TX 78735

Pacific Life Fund Advisors, LLC

700 Newport Center Drive
Newport Beach, CA 92660

Cornerstone Investment Partners, LLC

3438 Peachtree Road NE, Suite 900
Atlanta, GA 30326

Dorsey, Wright & Associates, LLC

1101 Boulder Spring Drive, Suite 150
Richmond, VA 23225

Korea Investment Management Co., Ltd.

88 Uisadang-Daero, Yeondgdeungpo
Seoul, Korea,150-745

Wilshire Associates Incorporated

1299 Ocean Avenue
Santa Monica, CA 90401

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian/Fund Administrator/Transfer Agent

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of management and other information.

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	2/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	2/28/2017

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date	2/28/2017

* Print the name and title of each signing officer under his or her signature.